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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05199

Columbia Funds Variable Insurance Trust

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts	02110
(Address of principal executive offices)	(Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1.	Schedule of Investments.

Portfolio of Investments
Columbia Variable Portfolio – Small Company Growth Fund, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.4%
Issuer	Shares	Value ($)
Consumer Discretionary 16.1%
Auto Components 2.5%
Cooper-Standard Holding, Inc.(a)	1,815	222,900
LCI Industries	5,130	534,290
Total		757,190
Hotels, Restaurants & Leisure 8.6%
Hilton Grand Vacations, Inc.(a)	10,718	461,088
Planet Fitness, Inc., Class A(a)	19,739	745,542
SeaWorld Entertainment, Inc.(a)	15,493	229,761
Six Flags Entertainment Corp.	9,603	597,883
Texas Roadhouse, Inc.	5,350	309,123
Wingstop, Inc.	4,141	195,580
Total		2,538,977
Internet & Direct Marketing Retail 0.3%
Nutrisystem, Inc.	3,626	97,721
Media 1.3%
Nexstar Media Group, Inc., Class A	5,711	379,781
Multiline Retail 1.3%
Ollie’s Bargain Outlet Holdings, Inc.(a)	6,473	390,322
Specialty Retail 2.1%
Five Below, Inc.(a)	2,052	150,494
Floor & Decor Holdings, Inc.(a)	8,879	462,773
Total		613,267
Total Consumer Discretionary		4,777,258
Consumer Staples 1.2%
Beverages 0.6%
Fever-Tree Drinks PLC	5,075	187,404
Personal Products 0.6%
Edgewell Personal Care Co.(a)	3,384	165,207
Total Consumer Staples		352,611
Energy 0.3%
Energy Equipment & Services 0.3%
Frank’s International NV	19,021	103,284
Total Energy		103,284
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 5.9%
Banks 2.8%
Ameris Bancorp	5,434	287,459
Carolina Financial Corp.	7,564	297,114
Heritage Financial Corp.	8,142	249,145
Total		833,718
Capital Markets 0.3%
Pzena Investment Management, Inc., Class A	7,767	86,447
Thrifts & Mortgage Finance 2.8%
LendingTree, Inc.(a)	1,662	545,385
WSFS Financial Corp.	5,883	281,796
Total		827,181
Total Financials		1,747,346
Health Care 28.3%
Biotechnology 9.0%
ACADIA Pharmaceuticals, Inc.(a)	2,496	56,085
Adaptimmune Therapeutics PLC, ADR(a)	4,312	48,424
Alder Biopharmaceuticals, Inc.(a)	25,101	318,783
Atara Biotherapeutics, Inc.(a)	3,251	126,789
bluebird bio, Inc.(a)	687	117,305
Blueprint Medicines Corp.(a)	1,233	113,066
Clovis Oncology, Inc.(a)	1,663	87,806
Dynavax Technologies Corp.(a)	4,666	92,620
Global Blood Therapeutics, Inc.(a)	1,490	71,967
Immunomedics, Inc.(a)	7,658	111,883
Insmed, Inc.(a)	5,047	113,658
Intercept Pharmaceuticals, Inc.(a)	1,195	73,516
Jounce Therapeutics, Inc.(a)	4,233	94,608
Loxo Oncology, Inc.(a)	1,386	159,903
Nightstar Therapeutics PLC, ADR(a)	5,596	80,415
Puma Biotechnology, Inc.(a)	3,575	243,279
Sage Therapeutics, Inc.(a)	1,579	254,330
Sarepta Therapeutics(a)	1,291	95,650
Spark Therapeutics, Inc.(a)	2,320	154,489
Columbia Variable Portfolio – Small Company Growth Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Company Growth Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
TESARO, Inc.(a)	3,094	176,791
uniQure NV(a)	2,956	69,466
Total		2,660,833
Health Care Equipment & Supplies 8.2%
Cantel Medical Corp.	2,711	302,033
Inogen, Inc.(a)	4,919	604,250
iRhythm Technologies, Inc.(a)	2,230	140,379
Neogen Corp.(a)	6,832	457,676
Quidel Corp.(a)	3,715	192,474
Quotient Ltd.(a)	24,295	114,429
West Pharmaceutical Services, Inc.	6,898	609,024
Total		2,420,265
Health Care Providers & Services 1.7%
Chemed Corp.	1,857	506,701
Health Care Technology 4.4%
Veeva Systems Inc., Class A(a)	15,933	1,163,427
Vocera Communications, Inc.(a)	6,347	148,647
Total		1,312,074
Life Sciences Tools & Services 3.4%
Bio-Techne Corp.	4,887	738,132
Pra Health Sciences, Inc.(a)	3,411	282,977
Total		1,021,109
Pharmaceuticals 1.6%
Aerie Pharmaceuticals, Inc.(a)	2,103	114,088
GW Pharmaceuticals PLC, ADR(a)	493	55,546
Odonate Therapeutics, Inc.(a)	2,857	60,511
Pacira Pharmaceuticals, Inc.(a)	2,704	84,230
Supernus Pharmaceuticals, Inc.(a)	3,473	159,063
Total		473,438
Total Health Care		8,394,420
Industrials 15.2%
Aerospace & Defense 0.8%
Teledyne Technologies, Inc.(a)	1,276	238,829
Airlines 1.1%
Copa Holdings SA, Class A	2,489	320,160
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 4.1%
Advanced Drainage Systems, Inc.	11,296	292,566
Simpson Manufacturing Co., Inc.	11,106	639,595
Trex Co., Inc.(a)	2,566	279,104
Total		1,211,265
Commercial Services & Supplies 1.3%
Healthcare Services Group, Inc.	8,979	390,407
Construction & Engineering 0.9%
Dycom Industries, Inc.(a)	2,595	279,300
Machinery 1.7%
ITT, Inc.	6,076	297,603
Sun Hydraulics Corp.	3,574	191,423
Total		489,026
Professional Services 3.4%
Exponent, Inc.	2,338	183,884
TriNet Group, Inc.(a)	3,197	148,085
Wageworks, Inc.(a)	15,037	679,672
Total		1,011,641
Road & Rail 1.0%
Saia, Inc.(a)	4,020	302,103
Trading Companies & Distributors 0.9%
SiteOne Landscape Supply, Inc.(a)	3,527	271,720
Total Industrials		4,514,451
Information Technology 27.7%
Communications Equipment 1.3%
Extreme Networks, Inc.(a)	36,046	399,029
Electronic Equipment, Instruments & Components 1.9%
Coherent, Inc.(a)	3,013	564,636
Internet Software & Services 7.8%
Alteryx, Inc., Class A(a)	7,589	259,089
Appfolio, Inc., Class A(a)	9,981	407,724
Coupa Software, Inc.(a)	3,399	155,062
Etsy, Inc.(a)	5,371	150,710
GrubHub, Inc.(a)	2,473	250,935
Match Group, Inc.(a)	14,858	660,290

2	Columbia Variable Portfolio – Small Company Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Company Growth Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
New Relic, Inc.(a)	4,033	298,926
Trivago NV, ADR(a)	18,251	126,844
Total		2,309,580
IT Services 3.5%
EPAM Systems, Inc.(a)	1,579	180,827
Euronet Worldwide, Inc.(a)	3,639	287,190
Pagseguro Digital Ltd., Class A(a)	14,610	559,855
Total		1,027,872
Semiconductors & Semiconductor Equipment 4.3%
Entegris, Inc.	4,482	155,974
Ichor Holdings Ltd.(a)	10,137	245,417
MKS Instruments, Inc.	4,888	565,297
Silicon Laboratories, Inc.(a)	3,477	312,582
Total		1,279,270
Software 8.9%
Fair Isaac Corp.(a)	3,106	526,063
ForeScout Technologies, Inc.(a)	8,534	276,843
HubSpot, Inc.(a)	2,926	316,886
Paycom Software, Inc.(a)	9,232	991,425
Pegasystems, Inc.	5,728	347,403
RealPage, Inc.(a)	3,738	192,507
Total		2,651,127
Total Information Technology		8,231,514
Materials 2.9%
Chemicals 1.6%
Ingevity Corp.(a)	1,195	88,060
KMG Chemicals, Inc.	6,259	375,227
Total		463,287
Construction Materials 1.0%
U.S. Concrete, Inc.(a)	4,991	301,456
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 0.3%
Neenah, Inc.	1,296	101,606
Total Materials		866,349
Real Estate 1.8%
Equity Real Estate Investment Trusts (REITS) 1.8%
Coresite Realty Corp.	2,396	240,223
STORE Capital Corp.	11,390	282,700
Total		522,923
Total Real Estate		522,923
Total Common Stocks (Cost $26,287,778)		29,510,156

Convertible Bonds 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.4%
Novavax, Inc.
02/01/2023	3.750%	150,000	105,298
Total Convertible Bonds (Cost $71,115)			105,298

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(b),(c)	566,100	566,043
Total Money Market Funds (Cost $566,043)		566,043
Total Investments in Securities (Cost: $26,924,936)		30,181,497
Other Assets & Liabilities, Net		(497,607)
Net Assets		29,683,890

Columbia Variable Portfolio – Small Company Growth Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Company Growth Fund, March 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	718,160	4,198,962	(4,351,022)	566,100	(20)	(31)	1,528	566,043
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
4	Columbia Variable Portfolio – Small Company Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Company Growth Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	4,777,258	—	—	—	4,777,258
Consumer Staples	165,207	187,404	—	—	352,611
Energy	103,284	—	—	—	103,284
Financials	1,747,346	—	—	—	1,747,346
Health Care	8,394,420	—	—	—	8,394,420
Industrials	4,514,451	—	—	—	4,514,451
Information Technology	8,231,514	—	—	—	8,231,514
Materials	866,349	—	—	—	866,349
Real Estate	522,923	—	—	—	522,923
Total Common Stocks	29,322,752	187,404	—	—	29,510,156
Convertible Bonds	—	105,298	—	—	105,298
Money Market Funds	—	—	—	566,043	566,043
Total Investments in Securities	29,322,752	292,702	—	566,043	30,181,497
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Small Company Growth Fund | Quarterly Report 2018	5

Portfolio of Investments
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Consumer Discretionary 9.4%
Auto Components 2.5%
Cooper Tire & Rubber Co.	83,884	2,457,801
Gentherm, Inc.(a)	45,539	1,546,049
Modine Manufacturing Co.(a)	94,368	1,995,883
Visteon Corp.(a)	26,710	2,944,511
Total		8,944,244
Diversified Consumer Services 0.5%
Carriage Services, Inc.	58,840	1,627,515
Household Durables 2.2%
Cavco Industries, Inc.(a)	13,907	2,416,341
Ethan Allen Interiors, Inc.	79,910	1,833,934
Hamilton Beach Brands Holding Co.	30,418	645,470
Hooker Furniture Corp.	30,943	1,135,608
Lifetime Brands, Inc.	72,547	899,583
Pico Holdings, Inc.	86,628	991,891
Total		7,922,827
Leisure Products 0.6%
Acushnet Holdings Corp.	25,894	597,893
Malibu Boats, Inc., Class A(a)	50,402	1,673,850
Total		2,271,743
Media 0.9%
AMC Entertainment Holdings, Inc., Class A	75,773	1,064,611
Criteo SA, ADR(a)	36,175	934,762
Liberty Latin America Ltd., Class C(a)	54,173	1,034,162
WideOpenWest, Inc.(a)	39,454	282,096
Total		3,315,631
Multiline Retail 0.4%
Hudson’s Bay Co.	204,316	1,414,599
Specialty Retail 1.9%
Aaron’s, Inc.	63,218	2,945,959
Sally Beauty Holdings, Inc.(a)	97,150	1,598,117
Signet Jewelers Ltd.	36,198	1,394,347
Vitamin Shoppe, Inc.(a)	178,999	778,646
Total		6,717,069
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.4%
Steven Madden Ltd.	33,848	1,485,927
Total Consumer Discretionary		33,699,555
Consumer Staples 6.9%
Beverages 0.9%
Boston Beer Co., Inc. (The), Class A(a)	16,170	3,056,939
Food & Staples Retailing 2.9%
Andersons, Inc. (The)	62,677	2,074,609
Natural Grocers by Vitamin Cottage, Inc.(a)	196,000	1,403,360
Smart & Final Stores, Inc.(a)	228,696	1,269,263
SpartanNash Co.	50,169	863,408
United Natural Foods, Inc.(a)	70,830	3,041,440
Weis Markets, Inc.	47,838	1,960,401
Total		10,612,481
Food Products 2.5%
Dean Foods Co.	123,630	1,065,691
Fresh Del Monte Produce, Inc.	66,196	2,994,707
Hain Celestial Group, Inc. (The)(a)	90,890	2,914,842
Sanderson Farms, Inc.	15,590	1,855,522
Total		8,830,762
Personal Products 0.6%
Inter Parfums, Inc.	45,422	2,141,647
Total Consumer Staples		24,641,829
Energy 7.5%
Energy Equipment & Services 1.3%
Aspen Aerogels, Inc.(a)	188,396	804,451
Dawson Geophysical Co.(a)	234,087	1,577,747
Natural Gas Services Group, Inc.(a)	66,940	1,596,519
Smart Sand, Inc.(a)	96,560	561,979
Total		4,540,696
Oil, Gas & Consumable Fuels 6.2%
Callon Petroleum Co.(a)	189,758	2,512,396
Carrizo Oil & Gas, Inc.(a)	83,831	1,341,296
Delek U.S. Holdings, Inc.	109,141	4,442,039
Earthstone Energy, Inc., Class A(a)	103,208	1,044,465
Gulfport Energy Corp.(a)	135,530	1,307,864
Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Jagged Peak Energy, Inc.(a)	191,132	2,700,695
Laredo Petroleum, Inc.(a)	192,490	1,676,588
Pacific Ethanol, Inc.(a)	157,780	473,340
Range Resources Corp.	182,180	2,648,897
SM Energy Co.	119,897	2,161,743
WildHorse Resource Development Corp.(a)	116,011	2,214,650
Total		22,523,973
Total Energy		27,064,669
Financials 31.5%
Banks 15.8%
BancFirst Corp.	50,972	2,706,613
BankUnited, Inc.	92,293	3,689,874
Banner Corp.	49,100	2,724,559
Boston Private Financial Holdings, Inc.	173,256	2,607,503
Bridge Bancorp, Inc.	43,801	1,469,524
Brookline Bancorp, Inc.	156,531	2,535,802
Capital City Bank Group, Inc.	88,035	2,178,866
CenterState Bank Corp.	123,603	3,279,188
Columbia Banking System, Inc.	69,609	2,920,098
Community Trust Bancorp, Inc.	38,927	1,759,500
FCB Financial Holdings, Inc., Class A(a)	58,679	2,998,497
First BanCorp(a)	336,900	2,028,138
First Citizens BancShares Inc., Class A	7,762	3,207,569
First Financial Corp.	40,059	1,666,454
First of Long Island Corp. (The)	67,150	1,843,268
Heritage Financial Corp.	42,496	1,300,378
Investors Bancorp, Inc.	202,873	2,767,188
National Bank Holdings Corp., Class A	54,785	1,821,601
Northrim BanCorp, Inc.	63,580	2,196,689
OFG Bancorp	83,240	869,858
Popular, Inc.	19,887	827,697
Sierra Bancorp	36,971	984,907
Towne Bank	93,146	2,663,976
UMB Financial Corp.	50,350	3,644,836
Union Bankshares Corp.	65,450	2,402,669
Total		57,095,252
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 1.8%
GAIN Capital Holdings, Inc.	177,432	1,197,666
INTL FCStone, Inc.(a)	67,025	2,860,627
Moelis & Co., ADR, Class A	45,454	2,311,336
Total		6,369,629
Consumer Finance 1.8%
Enova International, Inc.(a)	95,001	2,094,772
FirstCash, Inc.	53,174	4,320,387
Total		6,415,159
Insurance 6.4%
American Equity Investment Life Holding Co.	116,057	3,407,433
Baldwin & Lyons, Inc., Class B	55,886	1,229,492
EMC Insurance Group, Inc.	53,802	1,456,958
Employers Holdings, Inc.	59,675	2,413,854
FBL Financial Group, Inc., Class A	38,229	2,651,181
Global Indemnity Ltd	33,409	1,153,279
Heritage Insurance Holdings, Inc.	105,504	1,599,441
Horace Mann Educators Corp.	44,311	1,894,295
National Western Life Group, Inc., Class A	7,056	2,151,233
Navigators Group, Inc. (The)	45,960	2,649,594
United Fire Group, Inc.	48,830	2,337,004
Total		22,943,764
Thrifts & Mortgage Finance 5.7%
HomeStreet, Inc.(a)	97,170	2,783,920
MGIC Investment Corp.(a)	394,354	5,126,602
Provident Financial Holdings, Inc.	50,950	921,686
Radian Group, Inc.	252,220	4,802,269
Washington Federal, Inc.	86,835	3,004,491
Western New England Bancorp, Inc.	198,713	2,116,293
WSFS Financial Corp.	38,745	1,855,886
Total		20,611,147
Total Financials		113,434,951
Health Care 8.7%
Biotechnology 5.0%
ACADIA Pharmaceuticals, Inc.(a)	47,807	1,074,223
Alder Biopharmaceuticals, Inc.(a)	105,520	1,340,104
Ardelyx, Inc.(a)	129,380	653,369
Atara Biotherapeutics, Inc.(a)	37,510	1,462,890

2	Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Coherus Biosciences, Inc.(a)	108,734	1,201,511
Dynavax Technologies Corp.(a)	71,648	1,422,213
Eagle Pharmaceuticals, Inc.(a)	20,936	1,103,118
Immunomedics, Inc.(a)	91,860	1,342,075
Intercept Pharmaceuticals, Inc.(a)	19,930	1,226,094
Keryx Biopharmaceuticals, Inc.(a)	239,110	977,960
Momenta Pharmaceuticals, Inc.(a)	71,447	1,296,763
Novavax, Inc.(a)	611,574	1,284,305
Puma Biotechnology, Inc.(a)	16,590	1,128,949
Spark Therapeutics, Inc.(a)	14,040	934,924
TESARO, Inc.(a)	24,810	1,417,643
Total		17,866,141
Health Care Equipment & Supplies 1.1%
iRadimed Corp.(a)	142,237	2,005,541
Quotient Ltd.(a)	254,635	1,199,331
Sientra, Inc.(a)	82,521	797,153
Total		4,002,025
Health Care Providers & Services 0.2%
Aceto Corp.	102,430	778,468
Pharmaceuticals 2.4%
Aerie Pharmaceuticals, Inc.(a)	18,180	986,265
BioDelivery Sciences International, Inc.(a)	397,376	894,096
Flex Pharma, Inc.(a)	164,435	822,175
Horizon Pharma PLC(a)	112,770	1,601,334
Impax Laboratories, Inc.(a)	71,230	1,385,423
Lannett Co., Inc.(a)	45,120	724,176
Supernus Pharmaceuticals, Inc.(a)	27,275	1,249,195
TherapeuticsMD, Inc.(a)	174,670	850,643
Total		8,513,307
Total Health Care		31,159,941
Industrials 12.2%
Airlines 0.4%
Spirit Airlines, Inc.(a)	39,930	1,508,556
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 2.0%
Apogee Enterprises, Inc.	33,310	1,443,989
Caesarstone Ltd.	83,990	1,650,404
Simpson Manufacturing Co., Inc.	39,033	2,247,910
Universal Forest Products, Inc.	54,645	1,773,230
Total		7,115,533
Commercial Services & Supplies 0.8%
Unifirst Corp.	17,633	2,850,375
Construction & Engineering 0.3%
Northwest Pipe Co.(a)	70,336	1,216,813
Electrical Equipment 0.9%
Encore Wire Corp.	58,899	3,339,573
Machinery 5.0%
Albany International Corp., Class A	27,215	1,706,380
DMC Global Inc	65,538	1,753,141
EnPro Industries, Inc.	27,906	2,159,366
Gorman-Rupp Co.	47,206	1,380,776
LB Foster Co., Class A(a)	59,630	1,404,287
Lydall, Inc.(a)	29,568	1,426,656
Mueller Industries, Inc.	74,319	1,944,185
Standex International Corp.	24,640	2,349,424
Titan International, Inc.	139,424	1,758,137
Wabash National Corp.	96,840	2,015,240
Total		17,897,592
Professional Services 0.9%
Korn/Ferry International	62,770	3,238,304
Road & Rail 0.9%
Heartland Express, Inc.	74,800	1,345,652
Werner Enterprises, Inc.	56,578	2,065,097
Total		3,410,749
Trading Companies & Distributors 1.0%
Houston Wire & Cable Co.(a)	158,025	1,157,533
Textainer Group Holdings Ltd.(a)	83,907	1,422,224
Transcat, Inc.(a)	55,790	873,113
Total		3,452,870
Total Industrials		44,030,365

Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 7.7%
Communications Equipment 2.1%
Acacia Communications, Inc.(a)	42,100	1,619,166
Digi International, Inc.(a)	124,929	1,286,769
Lumentum Holdings, Inc.(a)	26,670	1,701,546
Netscout Systems, Inc.(a)	108,680	2,863,718
Total		7,471,199
Electronic Equipment, Instruments & Components 1.2%
AVX Corp.	100,092	1,656,523
MTS Systems Corp.	26,079	1,346,980
OSI Systems, Inc.(a)	19,610	1,279,945
Total		4,283,448
IT Services 1.1%
Mantech International Corp., Class A	48,265	2,677,259
TTEC Holdings, Inc.	40,820	1,253,174
Total		3,930,433
Semiconductors & Semiconductor Equipment 1.6%
Adesto Technologies Corp.(a)	179,942	1,331,571
Entegris, Inc.	66,670	2,320,116
MACOM Technology Solutions Holdings, Inc.(a)	137,153	2,276,739
Total		5,928,426
Software 0.8%
MicroStrategy, Inc., Class A(a)	22,440	2,894,536
Technology Hardware, Storage & Peripherals 0.9%
Electronics for Imaging, Inc.(a)	67,790	1,852,701
Stratasys Ltd.(a)	63,897	1,289,441
Total		3,142,142
Total Information Technology		27,650,184
Materials 6.6%
Chemicals 0.7%
Flotek Industries, Inc.(a)	172,190	1,050,359
Tronox Ltd., Class A	79,911	1,473,559
Total		2,523,918
Construction Materials 0.2%
Forterra, Inc.(a)	102,997	856,935
Containers & Packaging 0.4%
Greif, Inc., Class A	29,215	1,526,484
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 4.0%
Allegheny Technologies, Inc.(a)	105,214	2,491,467
Capstone Mining Corp.(a)	1,088,521	1,013,874
Centerra Gold, Inc.(a)	266,930	1,531,116
Commercial Metals Co.	101,580	2,078,327
Ferroglobe PLC(a)	142,253	1,526,375
Olympic Steel, Inc.	74,532	1,528,651
TimkenSteel Corp.(a)	91,680	1,392,619
Universal Stainless & Alloy Products, Inc.(a)	104,862	2,883,705
Total		14,446,134
Paper & Forest Products 1.3%
Domtar Corp.	25,630	1,090,300
Louisiana-Pacific Corp.	119,680	3,443,194
Total		4,533,494
Total Materials		23,886,965
Real Estate 7.1%
Equity Real Estate Investment Trusts (REITS) 6.7%
Chesapeake Lodging Trust	106,404	2,959,095
CoreCivic, Inc.	51,630	1,007,818
DDR Corp.	203,360	1,490,629
Farmland Partners, Inc.	169,040	1,411,484
Front Yard Residential Corp.	233,227	2,343,931
InfraREIT, Inc.	87,163	1,693,577
Mack-Cali Realty Corp.	109,200	1,824,732
National Health Investors, Inc.	17,067	1,148,438
PotlatchDeltic Corp.	49,681	2,585,896
RLJ Lodging Trust	182,370	3,545,273
Sunstone Hotel Investors, Inc.	263,062	4,003,804
Total		24,014,677
Real Estate Management & Development 0.4%
St. Joe Co. (The)(a)	80,250	1,512,713
Total Real Estate		25,527,390
Telecommunication Services 0.5%
Wireless Telecommunication Services 0.5%
Shenandoah Telecommunications Co.	53,064	1,910,304
Total Telecommunication Services		1,910,304

4	Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 0.9%
Gas Utilities 0.6%
Southwest Gas Holdings, Inc.	29,281	1,980,274
Water Utilities 0.3%
Consolidated Water Co., Ltd.	72,640	1,056,912
Total Utilities		3,037,186
Total Common Stocks (Cost $308,747,747)		356,043,339

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(b),(c)	3,712,437	3,712,066
Total Money Market Funds (Cost $3,712,291)		3,712,066
Total Investments in Securities (Cost: $312,460,038)		359,755,405
Other Assets & Liabilities, Net		93,281
Net Assets		359,848,686

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	4,938,168	15,161,591	(16,387,322)	3,712,437	(43)	(225)	14,650	3,712,066
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	33,699,555	—	—	—	33,699,555
Consumer Staples	24,641,829	—	—	—	24,641,829
Energy	27,064,669	—	—	—	27,064,669
Financials	113,434,951	—	—	—	113,434,951
Health Care	31,159,941	—	—	—	31,159,941
Industrials	44,030,365	—	—	—	44,030,365
Information Technology	27,650,184	—	—	—	27,650,184
Materials	23,886,965	—	—	—	23,886,965
Real Estate	25,527,390	—	—	—	25,527,390
Telecommunication Services	1,910,304	—	—	—	1,910,304
Utilities	3,037,186	—	—	—	3,037,186
Total Common Stocks	356,043,339	—	—	—	356,043,339
Money Market Funds	—	—	—	3,712,066	3,712,066
Total Investments in Securities	356,043,339	—	—	3,712,066	359,755,405
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
6	Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2018

Portfolio of Investments
CTIVPSM – AQR Managed Futures Strategy Fund (formerly Variable Portfolio – AQR Managed Futures Strategy Fund), March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Treasury Bills 28.1%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 28.1%
U.S. Treasury Bills
05/03/2018	1.500%	1,414,000	1,411,973
05/31/2018	1.570%	7,679,000	7,658,199
06/14/2018	1.580%	2,584,000	2,575,401
06/21/2018	1.620%	954,000	950,447
07/05/2018	1.650%	2,332,000	2,321,718
07/12/2018	1.690%	1,201,000	1,195,173
07/26/2018	1.730%	35,714,000	35,513,621
08/02/2018	1.750%	24,627,000	24,478,896
08/23/2018	1.820%	1,324,000	1,314,361
Total			77,419,789
Total Treasury Bills (Cost $77,444,017)			77,419,789
Money Market Funds 63.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(a),(b)	105,442,805	105,432,260
JPMorgan Prime Money Market Fund, Capital Shares, 1.773%(a)	35,000,000	34,996,500
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Shares, 1.566%(a)	35,000,000	35,000,000
Total Money Market Funds (Cost $175,436,385)		175,428,760
Total Investments in Securities (Cost: $252,880,402)		252,848,549
Other Assets & Liabilities, Net		22,792,759
Net Assets		275,641,308
At March 31, 2018, securities and/or cash totaling $24,902,808 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
10,678,000 AUD	8,252,928 USD	Citi	06/20/2018	50,047	—
2,514,400 BRL	763,036 USD	Citi	06/20/2018	6,569	—
1,985,200 BRL	594,367 USD	Citi	06/20/2018	—	(2,888)
632,400 CAD	499,029 USD	Citi	06/20/2018	7,436	—
1,492,000 CAD	1,148,301 USD	Citi	06/20/2018	—	(11,500)
89,000 CHF	96,116 USD	Citi	06/20/2018	2,390	—
57,652,400 CLP	95,706 USD	Citi	06/20/2018	261	—
83,666,800 CLP	137,800 USD	Citi	06/20/2018	—	(713)
152,643,200 COP	53,029 USD	Citi	06/20/2018	—	(1,455)
8,781,200 EUR	10,916,447 USD	Citi	06/20/2018	47,855	—
804,000 EUR	990,805 USD	Citi	06/20/2018	—	(4,315)
93,200 GBP	131,665 USD	Citi	06/20/2018	470	—
1,606,800 GBP	2,239,103 USD	Citi	06/20/2018	—	(22,735)
4,415,200 HKD	565,642 USD	Citi	06/20/2018	1,600	—
70,916,400 HUF	282,543 USD	Citi	06/20/2018	1,728	—
134,727,603 HUF	531,219 USD	Citi	06/20/2018	—	(2,276)
2,964,174,413 IDR	215,170 USD	Citi	06/20/2018	525	—
12,681,954,241 IDR	912,144 USD	Citi	06/20/2018	—	(6,194)
1,140,400 ILS	328,883 USD	Citi	06/20/2018	2,195	—
456,000 ILS	130,117 USD	Citi	06/20/2018	—	(512)
5,776,800 INR	88,073 USD	Citi	06/20/2018	88	—
65,750,800 INR	998,263 USD	Citi	06/20/2018	—	(3,168)
233,671,191 JPY	2,216,522 USD	Citi	06/20/2018	8,898	—
167,721,600 JPY	1,582,705 USD	Citi	06/20/2018	—	(1,857)
5,722,604,752 KRW	5,326,018 USD	Citi	06/20/2018	—	(72,052)
11,276,800 MXN	588,590 USD	Citi	06/20/2018	—	(24,104)
1,423,200 NZD	1,032,316 USD	Citi	06/20/2018	4,037	—
1,653,200 NZD	1,189,734 USD	Citi	06/20/2018	—	(4,723)
66,763,600 PHP	1,272,207 USD	Citi	06/20/2018	3,586	—
CTIVPSM – AQR Managed Futures Strategy Fund | Quarterly Report 2018	1

Portfolio of Investments  (continued)
CTIVPSM – AQR Managed Futures Strategy Fund (formerly Variable Portfolio – AQR Managed Futures Strategy Fund), March 31, 2018 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
8,721,600 PHP	165,441 USD	Citi	06/20/2018	—	(284)
10,400 PLN	3,057 USD	Citi	06/20/2018	14	—
63,081,200 SEK	7,768,450 USD	Citi	06/20/2018	168,723	—
4,632,800 SEK	557,307 USD	Citi	06/20/2018	—	(831)
10,400 SGD	7,953 USD	Citi	06/20/2018	7	—
909,200 SGD	690,352 USD	Citi	06/20/2018	—	(4,360)
11,430,000 TRY	2,852,169 USD	Citi	06/20/2018	21,953	—
16,170,800 TRY	3,972,650 USD	Citi	06/20/2018	—	(31,450)
432,800 TWD	15,003 USD	Citi	06/20/2018	13	—
24,605,200 TWD	849,609 USD	Citi	06/20/2018	—	(2,536)
1,999,307 USD	2,538,800 AUD	Citi	06/20/2018	—	(48,991)
27,763 USD	92,400 BRL	Citi	06/20/2018	36	—
1,852,191 USD	6,068,000 BRL	Citi	06/20/2018	—	(26,610)
453,031 USD	584,000 CAD	Citi	06/20/2018	939	—
277,592 USD	356,000 CAD	Citi	06/20/2018	—	(857)
76,228 USD	72,000 CHF	Citi	06/20/2018	—	(405)
10,483 USD	6,366,800 CLP	Citi	06/20/2018	57	—
1,297,524 USD	773,772,016 CLP	Citi	06/20/2018	—	(16,524)
1,003,727 USD	2,873,923,197 COP	Citi	06/20/2018	22,077	—
4,705 USD	13,091,200 COP	Citi	06/20/2018	—	(32)
15,567,807 USD	12,552,800 EUR	Citi	06/20/2018	—	(31,062)
1,261,707 USD	900,400 GBP	Citi	06/20/2018	5,756	—
5,038,215 USD	3,568,800 GBP	Citi	06/20/2018	—	(14,535)
659,049 USD	5,148,000 HKD	Citi	06/20/2018	—	(1,391)
770,615 USD	193,411,200 HUF	Citi	06/20/2018	—	(4,745)
864,998 USD	12,008,564,076 IDR	Citi	06/20/2018	4,578	—
33,156 USD	457,032,397 IDR	Citi	06/20/2018	—	(61)
1,343,329 USD	4,644,000 ILS	Citi	06/20/2018	—	(12,970)
938,025 USD	61,717,155 INR	Citi	06/20/2018	1,971	—
10,991 USD	719,200 INR	Citi	06/20/2018	—	(38)
7,543,127 USD	802,017,217 JPY	Citi	06/20/2018	33,985	—
2,804,347 USD	295,845,597 JPY	Citi	06/20/2018	—	(9,326)
8,288,702 USD	8,867,721,376 KRW	Citi	06/20/2018	76,122	—
5,371,637 USD	101,881,200 MXN	Citi	06/20/2018	163,802	—
530,965 USD	4,163,200 NOK	Citi	06/20/2018	1,473	—
5,764,683 USD	44,678,400 NOK	Citi	06/20/2018	—	(50,695)
6,385,344 USD	8,726,400 NZD	Citi	06/20/2018	—	(80,416)
743,569 USD	38,882,000 PHP	Citi	06/20/2018	—	(4,746)
74,493 USD	255,200 PLN	Citi	06/20/2018	171	—
1,623,116 USD	5,484,000 PLN	Citi	06/20/2018	—	(18,672)
686,846 USD	5,583,200 SEK	Citi	06/20/2018	—	(14,209)
2,758,329 USD	3,640,800 SGD	Citi	06/20/2018	23,576	—
122,868 USD	160,400 SGD	Citi	06/20/2018	—	(307)
4,537,510 USD	17,788,800 TRY	Citi	06/20/2018	—	(132,772)
1,737,277 USD	50,323,200 TWD	Citi	06/20/2018	5,552	—
29,509 USD	850,000 TWD	Citi	06/20/2018	—	(71)
43,496 USD	526,400 ZAR	Citi	06/20/2018	494	—
4,454,954 USD	52,734,400 ZAR	Citi	06/20/2018	—	(47,998)
542,000 ZAR	45,701 USD	Citi	06/20/2018	407	—
16,017,000 AUD	12,379,659 USD	JPMorgan	06/20/2018	75,338	—
3,771,600 BRL	1,144,553 USD	JPMorgan	06/20/2018	9,853	—
2,977,800 BRL	891,549 USD	JPMorgan	06/20/2018	—	(4,334)
948,600 CAD	748,543 USD	JPMorgan	06/20/2018	11,152	—
2,238,000 CAD	1,722,449 USD	JPMorgan	06/20/2018	—	(17,252)
90,000 CHF	96,579 USD	JPMorgan	06/20/2018	1,800	—
86,478,600 CLP	143,559 USD	JPMorgan	06/20/2018	391	—
125,500,200 CLP	206,700 USD	JPMorgan	06/20/2018	—	(1,069)
228,964,800 COP	79,543 USD	JPMorgan	06/20/2018	—	(2,182)
2	CTIVPSM – AQR Managed Futures Strategy Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – AQR Managed Futures Strategy Fund (formerly Variable Portfolio – AQR Managed Futures Strategy Fund), March 31, 2018 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
13,171,800 EUR	16,376,857 USD	JPMorgan	06/20/2018	73,969	—
1,206,000 EUR	1,486,116 USD	JPMorgan	06/20/2018	—	(6,564)
139,800 GBP	197,497 USD	JPMorgan	06/20/2018	705	—
2,410,200 GBP	3,358,650 USD	JPMorgan	06/20/2018	—	(34,107)
6,622,800 HKD	848,462 USD	JPMorgan	06/20/2018	2,399	—
106,374,600 HUF	423,814 USD	JPMorgan	06/20/2018	2,591	—
202,091,405 HUF	796,827 USD	JPMorgan	06/20/2018	—	(3,415)
4,446,261,619 IDR	322,755 USD	JPMorgan	06/20/2018	787	—
19,022,931,359 IDR	1,368,214 USD	JPMorgan	06/20/2018	—	(9,293)
1,710,600 ILS	493,324 USD	JPMorgan	06/20/2018	3,291	—
684,000 ILS	195,176 USD	JPMorgan	06/20/2018	—	(769)
8,665,200 INR	132,109 USD	JPMorgan	06/20/2018	132	—
98,626,200 INR	1,497,393 USD	JPMorgan	06/20/2018	—	(4,754)
350,506,785 JPY	3,325,208 USD	JPMorgan	06/20/2018	13,772	—
251,582,400 JPY	2,374,116 USD	JPMorgan	06/20/2018	—	(2,726)
8,583,907,128 KRW	7,989,017 USD	JPMorgan	06/20/2018	—	(108,088)
16,915,200 MXN	882,884 USD	JPMorgan	06/20/2018	—	(36,157)
2,134,800 NZD	1,548,473 USD	JPMorgan	06/20/2018	6,054	—
2,479,800 NZD	1,784,598 USD	JPMorgan	06/20/2018	—	(7,087)
100,145,400 PHP	1,908,309 USD	JPMorgan	06/20/2018	5,377	—
13,082,400 PHP	248,162 USD	JPMorgan	06/20/2018	—	(426)
15,600 PLN	4,585 USD	JPMorgan	06/20/2018	21	—
94,621,800 SEK	11,654,814 USD	JPMorgan	06/20/2018	255,224	—
6,949,200 SEK	835,959 USD	JPMorgan	06/20/2018	—	(1,248)
15,600 SGD	11,930 USD	JPMorgan	06/20/2018	10	—
1,363,800 SGD	1,035,526 USD	JPMorgan	06/20/2018	—	(6,542)
17,145,000 TRY	4,278,248 USD	JPMorgan	06/20/2018	32,923	—
24,256,200 TRY	5,958,312 USD	JPMorgan	06/20/2018	—	(47,837)
649,200 TWD	22,504 USD	JPMorgan	06/20/2018	20	—
36,907,800 TWD	1,274,412 USD	JPMorgan	06/20/2018	—	(3,805)
2,998,965 USD	3,808,200 AUD	JPMorgan	06/20/2018	—	(73,491)
41,644 USD	138,600 BRL	JPMorgan	06/20/2018	54	—
2,778,290 USD	9,102,000 BRL	JPMorgan	06/20/2018	—	(39,918)
679,548 USD	876,000 CAD	JPMorgan	06/20/2018	1,408	—
416,388 USD	534,000 CAD	JPMorgan	06/20/2018	—	(1,285)
114,342 USD	108,000 CHF	JPMorgan	06/20/2018	—	(608)
15,725 USD	9,550,200 CLP	JPMorgan	06/20/2018	86	—
1,946,288 USD	1,160,658,024 CLP	JPMorgan	06/20/2018	—	(24,788)
1,505,592 USD	4,310,884,795 COP	JPMorgan	06/20/2018	33,113	—
7,057 USD	19,636,800 COP	JPMorgan	06/20/2018	—	(48)
23,351,739 USD	18,829,200 EUR	JPMorgan	06/20/2018	—	(46,622)
1,892,563 USD	1,350,600 GBP	JPMorgan	06/20/2018	8,631	—
7,557,332 USD	5,353,200 GBP	JPMorgan	06/20/2018	—	(21,812)
988,575 USD	7,722,000 HKD	JPMorgan	06/20/2018	—	(2,088)
1,155,924 USD	290,116,800 HUF	JPMorgan	06/20/2018	—	(7,118)
1,297,499 USD	18,012,846,116 IDR	JPMorgan	06/20/2018	6,865	—
49,733 USD	685,548,595 IDR	JPMorgan	06/20/2018	—	(91)
2,014,996 USD	6,966,000 ILS	JPMorgan	06/20/2018	—	(19,458)
1,407,040 USD	92,575,733 INR	JPMorgan	06/20/2018	2,954	—
16,487 USD	1,078,800 INR	JPMorgan	06/20/2018	—	(56)
11,314,704 USD	1,203,025,823 JPY	JPMorgan	06/20/2018	50,963	—
4,206,526 USD	443,768,395 JPY	JPMorgan	06/20/2018	—	(13,994)
12,433,069 USD	13,301,582,064 KRW	JPMorgan	06/20/2018	114,167	—
8,057,465 USD	152,821,800 MXN	JPMorgan	06/20/2018	245,693	—
796,449 USD	6,244,800 NOK	JPMorgan	06/20/2018	2,208	—
8,647,035 USD	67,017,600 NOK	JPMorgan	06/20/2018	—	(76,054)
9,577,791 USD	13,089,600 NZD	JPMorgan	06/20/2018	—	(120,399)
1,115,356 USD	58,323,000 PHP	JPMorgan	06/20/2018	—	(7,120)
CTIVPSM – AQR Managed Futures Strategy Fund | Quarterly Report 2018	3

Portfolio of Investments  (continued)
CTIVPSM – AQR Managed Futures Strategy Fund (formerly Variable Portfolio – AQR Managed Futures Strategy Fund), March 31, 2018 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
111,739 USD	382,800 PLN	JPMorgan	06/20/2018	256	—
2,434,678 USD	8,226,000 PLN	JPMorgan	06/20/2018	—	(28,011)
1,030,271 USD	8,374,800 SEK	JPMorgan	06/20/2018	—	(21,314)
4,137,498 USD	5,461,200 SGD	JPMorgan	06/20/2018	35,358	—
184,302 USD	240,600 SGD	JPMorgan	06/20/2018	—	(461)
6,806,273 USD	26,683,200 TRY	JPMorgan	06/20/2018	—	(199,167)
2,605,918 USD	75,484,800 TWD	JPMorgan	06/20/2018	8,325	—
44,263 USD	1,275,000 TWD	JPMorgan	06/20/2018	—	(106)
65,245 USD	789,600 ZAR	JPMorgan	06/20/2018	741	—
6,682,440 USD	79,101,600 ZAR	JPMorgan	06/20/2018	—	(72,006)
813,000 ZAR	68,552 USD	JPMorgan	06/20/2018	610	—
Total				1,676,632	(1,789,056)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Euribor	41	12/2018	EUR	10,280,750	5	—
3-Month Euro Euribor	113	03/2019	EUR	28,324,863	10,221	—
3-Month Euro Euribor	142	06/2019	EUR	35,565,675	15,641	—
3-Month Euro Euribor	120	09/2019	EUR	30,025,500	9,934	—
3-Month Euro Euribor	63	12/2019	EUR	15,746,850	2,399	—
3-Month Euro Euribor	12	03/2020	EUR	2,996,550	—	(16)
Australian 10-Year Bond	101	06/2018	AUD	13,091,307	34,890	—
Australian 3-Year Bond	122	06/2018	AUD	13,563,207	170	—
BP Currency	177	06/2018	USD	15,551,663	—	(114,691)
Brent Crude	210	04/2018	USD	14,561,400	921,159	—
Cocoa	5	05/2018	USD	127,800	1,743	—
Cocoa	17	05/2018	GBP	298,010	—	(7,593)
Copper	18	05/2018	USD	1,361,475	—	(84,788)
Copper	10	06/2018	USD	1,678,313	—	(54,581)
Corn	25	05/2018	USD	484,688	—	(1,831)
Cotton	2	05/2018	USD	81,460	—	(2,959)
Euro CHF 3-Month ICE	8	06/2018	CHF	2,014,600	16	—
Euro CHF 3-Month ICE	1	12/2018	CHF	251,675	34	—
Euro CHF 3-Month ICE	10	03/2019	CHF	2,515,500	982	—
Euro FX	558	06/2018	USD	86,200,538	—	(275,622)
Euro-Schatz	294	06/2018	EUR	32,961,178	22,045	—
FTSE/JSE Top 40 Index	6	06/2018	ZAR	2,963,100	—	(15,432)
Gold 100 oz.	203	06/2018	USD	26,944,190	72,077	—
Hang Seng Index	9	04/2018	HKD	13,522,500	—	(30,890)
HRW Wheat	5	05/2018	USD	116,813	—	(16,555)
HSCEI	30	04/2018	HKD	18,069,000	—	(27,963)
Japanese 10-Year Government Bond	17	06/2018	JPY	2,571,923,287	22,613	—
JPY Currency	281	06/2018	USD	33,170,294	—	(49,327)
KOSPI 200 Index	12	06/2018	KRW	946,800,000	—	(17,576)
KOSPI 200 Index	38	06/2018	KRW	2,998,200,000	—	(27,198)
Low Sulphur Gasoil	171	05/2018	USD	10,567,800	679,887	—
MSCI EAFE Index	4	06/2018	USD	400,120	—	(5,889)
MSCI Singapore IX ETS	14	04/2018	SGD	545,020	2,490	—
NASDAQ 100 E-mini	57	06/2018	USD	7,517,160	—	(521,589)
New Zealand $	134	06/2018	USD	9,674,800	—	(64,366)
Nickel	16	06/2018	USD	1,276,416	—	(46,695)
NY Harbor ULSD	69	04/2018	USD	5,856,858	345,754	—
Platinum	4	07/2018	USD	186,520	—	(4,425)
Primary Aluminum	3	06/2018	USD	150,244	—	(8,932)
RBOB Gasoline	47	04/2018	USD	3,988,664	151,110	—
Russell 2000 E-mini	42	06/2018	USD	3,215,520	—	(139,553)
4	CTIVPSM – AQR Managed Futures Strategy Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – AQR Managed Futures Strategy Fund (formerly Variable Portfolio – AQR Managed Futures Strategy Fund), March 31, 2018 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	9	06/2018	USD	1,189,350	—	(58,432)
S&P Mid 400 E-mini	10	06/2018	USD	1,883,100	—	(61,599)
Soybean Meal	2	05/2018	USD	76,800	1,086	—
WTI Crude	224	04/2018	USD	14,546,560	711,696	—
Zinc	9	06/2018	USD	737,325	—	(42,869)
Total					3,005,952	(1,681,371)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Euribor	(21)	09/2018	EUR	(5,266,538)	—	(846)
90-Day Euro$	(326)	09/2018	USD	(79,564,375)	405,369	—
90-Day Euro$	(291)	12/2018	USD	(70,934,888)	356,409	—
90-Day Euro$	(258)	03/2019	USD	(62,829,450)	312,668	—
90-Day Euro$	(228)	06/2019	USD	(55,475,250)	277,828	—
90-Day Euro$	(203)	09/2019	USD	(49,367,063)	259,735	—
90-Day Euro$	(184)	12/2019	USD	(44,718,900)	202,171	—
90-Day Euro$	(172)	03/2020	USD	(41,798,150)	—	(26,568)
90-Day Sterling	(276)	09/2018	GBP	(34,158,450)	44,984	—
90-Day Sterling	(274)	12/2018	GBP	(33,880,100)	48,988	—
90-Day Sterling	(251)	03/2019	GBP	(31,014,188)	47,503	—
90-Day Sterling	(239)	06/2019	GBP	(29,510,525)	42,398	—
90-Day Sterling	(222)	09/2019	GBP	(27,394,800)	38,914	—
90-Day Sterling	(205)	12/2019	GBP	(25,281,625)	37,890	—
90-Day Sterling	(188)	03/2020	GBP	(23,175,700)	1,143	—
Amsterdam IDX	(13)	04/2018	EUR	(1,372,800)	—	(21,535)
AUD/USD Currency	(412)	06/2018	USD	(31,625,120)	418,649	—
Banker’s Acceptance	(49)	09/2018	CAD	(12,001,938)	—	(852)
Banker’s Acceptance	(41)	12/2018	CAD	(10,028,088)	208	—
C$ Currency	(392)	06/2018	USD	(30,429,000)	86,200	—
CAC40 Index	(73)	04/2018	EUR	(3,762,785)	—	(58,485)
Canadian Government 10-Year Bond	(5)	06/2018	CAD	(670,856)	—	(10,106)
Coffee C	(45)	05/2018	USD	(1,993,781)	72,463	—
DAX Index	(20)	06/2018	EUR	(6,059,750)	—	(33,654)
DJIA Mini E	(2)	06/2018	USD	(241,470)	—	(274)
Euro CHF 3-Month ICE	(4)	09/2018	CHF	(1,007,100)	—	(15)
EURO STOXX 50	(206)	06/2018	EUR	(6,758,860)	—	(49,975)
FTSE 100 Index	(101)	06/2018	GBP	(7,063,435)	—	(54,857)
IBEX 35 Index	(43)	04/2018	EUR	(4,115,659)	4,712	—
Lean Hogs	(55)	06/2018	USD	(1,684,100)	17,226	—
Long Gilt	(17)	06/2018	GBP	(2,127,783)	—	(43,877)
Natural Gas	(143)	04/2018	USD	(3,908,190)	110,004	—
OMXS30 Index	(4)	04/2018	SEK	(609,600)	—	(1,323)
S&P/TSX 60 Index	(65)	06/2018	CAD	(11,778,000)	—	(45,645)
Silver	(23)	05/2018	USD	(1,870,820)	27,136	—
Soybean Oil	(10)	05/2018	USD	(191,220)	—	(1,634)
SPI 200 Index	(47)	06/2018	AUD	(6,739,800)	42,117	—
Sugar #11	(295)	04/2018	USD	(4,080,440)	379,260	—
TOPIX Index	(30)	06/2018	JPY	(511,950,000)	—	(130,302)
U.S. Long Bond	(105)	06/2018	USD	(15,548,769)	—	(454,042)
U.S. Treasury 10-Year Note	(361)	06/2018	USD	(43,946,570)	—	(460,046)
U.S. Treasury 2-Year Note	(984)	06/2018	USD	(209,172,226)	—	(97,378)
U.S. Treasury 5-Year Note	(609)	06/2018	USD	(69,826,058)	—	(287,437)
U.S. Ultra Bond	(46)	06/2018	USD	(7,502,173)	—	(278,398)
Wheat	(10)	05/2018	USD	(225,500)	—	(316)
Total					3,233,975	(2,057,565)

CTIVPSM – AQR Managed Futures Strategy Fund | Quarterly Report 2018	5

Portfolio of Investments  (continued)
CTIVPSM – AQR Managed Futures Strategy Fund (formerly Variable Portfolio – AQR Managed Futures Strategy Fund), March 31, 2018 (Unaudited)
Total return swap contracts on futures
Reference instrument	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond Jun 2018	Barclays	06/2018	CAD	(15,992,400)	—	—	—	(101,558)
Euro-Bobl Jun 2018	Barclays	06/2018	EUR	(2,231,250)	—	—	—	(23,625)
Euro-Bund Jun 2018	Barclays	06/2018	EUR	1,275,440	—	—	849	—
Euro-Buxl 30-Year Jun 2018	Barclays	06/2018	EUR	826,900	—	—	—	(1,282)
Euro-Schatz Jun 2018	Barclays	06/2018	EUR	36,839,775	—	—	—	(1,057)
Japanese 10-Year Government Bond Jun 2018	Barclays	06/2018	JPY	4,676,350,000	—	—	—	(11,197)
Long Gilt Jun 2018	Barclays	06/2018	GBP	(12,282,000)	—	—	—	(299,233)
Cocoa May 2018	Citi	05/2018	USD	843,480	—	—	72,935	—
Coffee May 2018	Citi	05/2018	USD	(3,633,113)	—	—	195,886	—
Corn May 2018	Citi	05/2018	USD	445,913	—	—	—	(4,540)
Cotton May 2018	Citi	05/2018	USD	1,140,440	—	—	54,379	—
Soybean May 2018	Citi	05/2018	USD	4,492,425	—	—	—	(119,558)
Soybean Oil May 2018	Citi	05/2018	USD	(1,491,516)	—	—	21,928	—
Soybean Oil May 2018	Citi	05/2018	USD	(19,122)	—	—	—	(80)
Sugar #11 May 2018	Citi	04/2018	USD	(359,632)	—	—	32,023	—
Wheat May 2018	Citi	05/2018	USD	(23,363)	—	—	1,038	—
Wheat May 2018	Citi	05/2018	USD	(67,650)	—	—	—	(592)
Hang Seng Index Apr 2018	JPMorgan	04/2018	HKD	45,075,000	—	—	—	(16,845)
H-Shares Index Apr 2018	JPMorgan	04/2018	HKD	57,218,500	—	—	—	(38,200)
MSCI Taiwan Index Apr 2018	JPMorgan	04/2018	USD	6,829,290	—	—	—	(82,020)
SGX Nifty Index Apr 2018	JPMorgan	04/2018	USD	182,466	—	—	1,806	—
Swiss Market Index Jun 2018	JPMorgan	06/2018	CHF	(4,212,530)	—	—	—	(66,715)
TAIEX Apr 2018	JPMorgan	04/2018	TWD	15,176,000	—	—	—	(1,408)
Total					—	—	380,844	(767,910)
Notes to Consolidated Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	115,792,213	124,423,039	(134,772,447)	105,442,805	(4,743)	(5,533)	670,302	105,432,260
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
6	CTIVPSM – AQR Managed Futures Strategy Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – AQR Managed Futures Strategy Fund (formerly Variable Portfolio – AQR Managed Futures Strategy Fund), March 31, 2018 (Unaudited)
Currency Legend  (continued)
IDR	Indonesian Rupiah
ILS	New Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
CTIVPSM – AQR Managed Futures Strategy Fund | Quarterly Report 2018	7

Portfolio of Investments  (continued)
CTIVPSM – AQR Managed Futures Strategy Fund (formerly Variable Portfolio – AQR Managed Futures Strategy Fund), March 31, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Treasury Bills	77,419,789	—	—	—	77,419,789
Money Market Funds	69,996,500	—	—	105,432,260	175,428,760
Total Investments in Securities	147,416,289	—	—	105,432,260	252,848,549
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,676,632	—	—	1,676,632
Futures Contracts	6,239,927	—	—	—	6,239,927
Swap Contracts	—	380,844	—	—	380,844
Liability
Forward Foreign Currency Exchange Contracts	—	(1,789,056)	—	—	(1,789,056)
Futures Contracts	(3,738,936)	—	—	—	(3,738,936)
Swap Contracts	—	(767,910)	—	—	(767,910)
Total	149,917,280	(499,490)	—	105,432,260	254,850,050
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
8	CTIVPSM – AQR Managed Futures Strategy Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Variable Portfolio – Contrarian Core Fund, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.7%
Issuer	Shares	Value ($)
Consumer Discretionary 12.2%
Hotels, Restaurants & Leisure 1.6%
Marriott International, Inc., Class A	34,562	4,699,741
McDonald’s Corp.	98,471	15,398,895
Royal Caribbean Cruises Ltd.	40,475	4,765,526
Starbucks Corp.	203,695	11,791,904
Total		36,656,066
Internet & Direct Marketing Retail 3.1%
Amazon.com, Inc.(a)	42,430	61,410,636
Expedia Group, Inc.	87,359	9,645,307
Total		71,055,943
Media 2.3%
Comcast Corp., Class A	1,552,858	53,061,158
Multiline Retail 0.1%
Dollar General Corp.	39,443	3,689,893
Specialty Retail 2.7%
AutoZone, Inc.(a)	20,406	13,237,168
Lowe’s Companies, Inc.	553,115	48,535,841
Total		61,773,009
Textiles, Apparel & Luxury Goods 2.4%
PVH Corp.	192,332	29,124,835
Tapestry, Inc.	514,915	27,089,678
Total		56,214,513
Total Consumer Discretionary		282,450,582
Consumer Staples 7.5%
Beverages 0.7%
PepsiCo, Inc.	162,369	17,722,576
Food & Staples Retailing 1.3%
CVS Health Corp.	75,126	4,673,589
SYSCO Corp.	414,995	24,883,100
Total		29,556,689
Food Products 2.4%
ConAgra Foods, Inc.	417,005	15,379,144
Mondelez International, Inc., Class A	947,790	39,551,277
Total		54,930,421
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 3.1%
Philip Morris International, Inc.	729,785	72,540,629
Total Consumer Staples		174,750,315
Energy 6.0%
Energy Equipment & Services 1.4%
Halliburton Co.	709,406	33,299,517
Oil, Gas & Consumable Fuels 4.6%
Canadian Natural Resources Ltd.	1,002,190	31,538,920
Chevron Corp.	419,482	47,837,727
EOG Resources, Inc.	258,056	27,165,555
Total		106,542,202
Total Energy		139,841,719
Financials 16.4%
Banks 6.4%
Citigroup, Inc.	839,449	56,662,807
JPMorgan Chase & Co.	832,748	91,577,298
Total		148,240,105
Capital Markets 6.0%
Bank of New York Mellon Corp. (The)	631,240	32,527,797
BlackRock, Inc.	34,521	18,700,716
Goldman Sachs Group, Inc. (The)	110,565	27,846,901
Morgan Stanley	826,875	44,618,175
S&P Global, Inc.	85,280	16,293,597
Total		139,987,186
Diversified Financial Services 2.8%
Berkshire Hathaway, Inc., Class B(a)	325,271	64,885,059
Insurance 1.2%
Aon PLC	200,844	28,184,439
Total Financials		381,296,789
Health Care 13.2%
Biotechnology 2.8%
Alexion Pharmaceuticals, Inc.(a)	140,790	15,692,453
Biogen, Inc.(a)	119,080	32,606,486
Celgene Corp.(a)	54,272	4,841,605
Vertex Pharmaceuticals, Inc.(a)	68,223	11,118,984
Total		64,259,528
Columbia Variable Portfolio – Contrarian Core Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Contrarian Core Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.6%
Abbott Laboratories	327,035	19,595,937
Medtronic PLC	516,434	41,428,336
Total		61,024,273
Health Care Providers & Services 1.5%
AmerisourceBergen Corp.	52,163	4,496,972
Anthem, Inc.	88,335	19,407,200
CIGNA Corp.	69,660	11,684,768
Total		35,588,940
Pharmaceuticals 6.3%
Allergan PLC	175,740	29,575,285
Bristol-Myers Squibb Co.	159,640	10,097,230
Johnson & Johnson	561,958	72,014,918
Pfizer, Inc.	971,991	34,495,960
Total		146,183,393
Total Health Care		307,056,134
Industrials 7.8%
Aerospace & Defense 0.8%
General Dynamics Corp.	84,055	18,567,750
Air Freight & Logistics 2.7%
FedEx Corp.	262,200	62,956,842
Airlines 0.6%
Southwest Airlines Co.	234,298	13,420,589
Building Products 0.8%
Johnson Controls International PLC	560,516	19,752,584
Electrical Equipment 0.5%
Eaton Corp. PLC	131,931	10,542,606
Industrial Conglomerates 2.4%
Honeywell International, Inc.	378,210	54,655,127
Total Industrials		179,895,498
Information Technology 25.9%
Communications Equipment 2.5%
Cisco Systems, Inc.	1,050,310	45,047,796
Palo Alto Networks, Inc.(a)	78,210	14,196,679
Total		59,244,475
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet Software & Services 7.2%
Alphabet, Inc., Class A(a)	32,596	33,806,616
Alphabet, Inc., Class C(a)	68,133	70,298,948
Facebook, Inc., Class A(a)	392,660	62,743,141
Total		166,848,705
IT Services 4.7%
Fidelity National Information Services, Inc.	275,075	26,489,723
First Data Corp., Class A(a)	450,225	7,203,600
FleetCor Technologies, Inc.(a)	65,675	13,299,188
MasterCard, Inc., Class A	291,484	51,056,337
Total System Services, Inc.	138,890	11,980,651
Total		110,029,499
Semiconductors & Semiconductor Equipment 3.2%
Applied Materials, Inc.	542,901	30,190,724
Broadcom Ltd.	189,146	44,572,255
Total		74,762,979
Software 4.0%
Activision Blizzard, Inc.	84,221	5,681,549
Electronic Arts, Inc.(a)	48,328	5,859,287
Microsoft Corp.	878,582	80,188,179
Total		91,729,015
Technology Hardware, Storage & Peripherals 4.3%
Apple, Inc.	589,959	98,983,321
Total Information Technology		601,597,994
Materials 3.5%
Chemicals 1.7%
Mosaic Co. (The)	532,795	12,936,263
Sherwin-Williams Co. (The)	67,063	26,296,743
Total		39,233,006
Containers & Packaging 0.6%
Sealed Air Corp.	326,980	13,991,474
Metals & Mining 1.2%
Nucor Corp.	438,410	26,782,467
Total Materials		80,006,947

2	Columbia Variable Portfolio – Contrarian Core Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Contrarian Core Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.3%
Equity Real Estate Investment Trusts (REITS) 2.3%
American Tower Corp.	294,469	42,798,125
Equinix, Inc.	22,210	9,286,889
Total		52,085,014
Total Real Estate		52,085,014
Telecommunication Services 2.9%
Diversified Telecommunication Services 2.9%
AT&T, Inc.	1,105,345	39,405,549
Verizon Communications, Inc.	594,086	28,409,193
Total		67,814,742
Total Telecommunication Services		67,814,742
Total Common Stocks (Cost $1,838,936,901)		2,266,795,734

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(b),(c)	54,366,853	54,361,416
Total Money Market Funds (Cost $54,361,416)		54,361,416
Total Investments in Securities (Cost: $1,893,298,317)		2,321,157,150
Other Assets & Liabilities, Net		(1,233,516)
Net Assets		2,319,923,634

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	65,286,942	143,524,851	(154,444,940)	54,366,853	(1,022)	(2,378)	161,440	54,361,416
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Columbia Variable Portfolio – Contrarian Core Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Contrarian Core Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	282,450,582	—	—	—	282,450,582
Consumer Staples	174,750,315	—	—	—	174,750,315
Energy	139,841,719	—	—	—	139,841,719
Financials	381,296,789	—	—	—	381,296,789
Health Care	307,056,134	—	—	—	307,056,134
Industrials	179,895,498	—	—	—	179,895,498
Information Technology	601,597,994	—	—	—	601,597,994
Materials	80,006,947	—	—	—	80,006,947
Real Estate	52,085,014	—	—	—	52,085,014
Telecommunication Services	67,814,742	—	—	—	67,814,742
Total Common Stocks	2,266,795,734	—	—	—	2,266,795,734
Money Market Funds	—	—	—	54,361,416	54,361,416
Total Investments in Securities	2,266,795,734	—	—	54,361,416	2,321,157,150
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Variable Portfolio – Contrarian Core Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 1.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2016-20L Class 1
12/01/2036	2.810%	6,033,349	5,967,634
Series 2017-20E Class 1
05/01/2037	2.880%	517,801	508,101
Series 2017-20F Class 1
06/01/2037	2.810%	4,170,827	4,072,015
Series 2017-20G Class 1
07/01/2037	2.980%	3,563,674	3,513,857
Series 2017-20H Class 1
08/01/2037	2.750%	3,083,234	3,003,044
Series 2017-20I Class 1
09/01/2037	2.590%	5,492,477	5,304,135
Total Asset-Backed Securities — Agency (Cost $22,861,362)			22,368,786

Corporate Bonds & Notes 54.0%

Aerospace & Defense 0.8%
Lockheed Martin Corp.
09/15/2052	4.090%	5,340,000	5,196,557
Northrop Grumman Corp.
10/15/2047	4.030%	6,370,000	6,130,520
Total			11,327,077
Apartment REIT 0.1%
ERP Operating LP
03/01/2028	3.500%	1,330,000	1,302,464
Automotive 0.4%
Ford Motor Co.
12/08/2046	5.291%	5,840,000	5,708,442
Banking 5.8%
Bank of America Corp.(a),(b)
12/20/2028	3.419%	3,660,000	3,504,505
Bank of America Corp.(b)
04/24/2038	4.244%	6,875,000	7,001,342
01/23/2049	3.946%	360,000	344,784
Capital One Financial Corp.
01/31/2028	3.800%	3,890,000	3,768,216
Citigroup, Inc.
10/21/2026	3.200%	13,960,000	13,257,156
Goldman Sachs Group, Inc. (The)(b)
04/23/2029	3.814%	1,830,000	1,790,970
Goldman Sachs Group, Inc. (The)
07/08/2044	4.800%	8,890,000	9,570,521
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase & Co.(b)
01/23/2029	3.509%	3,500,000	3,387,303
01/23/2049	3.897%	8,035,000	7,612,037
JPMorgan Chase & Co.(c)
Junior Subordinated
3-month USD LIBOR + 0.950% 02/02/2037	2.728%	953,000	863,532
Morgan Stanley
01/22/2047	4.375%	4,500,000	4,604,458
Wells Fargo & Co.
10/23/2026	3.000%	19,685,000	18,431,558
Subordinated
11/02/2043	5.375%	5,750,000	6,345,378
Total			80,481,760
Cable and Satellite 2.1%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	4,370,000	4,255,777
Comcast Corp.
08/15/2047	4.000%	1,140,000	1,078,780
11/01/2052	4.049%	13,100,000	12,325,554
Sky PLC(a)
09/16/2024	3.750%	7,500,000	7,612,627
Time Warner Cable LLC
09/15/2042	4.500%	4,220,000	3,699,695
Total			28,972,433
Chemicals 0.6%
Dow Chemical Co. (The)
11/15/2042	4.375%	3,500,000	3,495,292
LYB International Finance BV
07/15/2043	5.250%	5,040,000	5,505,656
Total			9,000,948
Consumer Products 0.1%
Newell Brands, Inc.
04/01/2046	5.500%	870,000	917,863
Diversified Manufacturing 0.4%
United Technologies Corp.
11/01/2046	3.750%	6,800,000	6,134,994
Electric 8.9%
Alabama Power Co.
02/15/2033	5.700%	716,000	834,852
01/02/2046	4.300%	3,000,000	3,195,705
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Baltimore Gas & Electric Co.
06/15/2033	5.200%	2,520,000	2,739,192
CMS Energy Corp.
03/01/2024	3.875%	1,960,000	1,989,469
02/15/2027	2.950%	8,374,000	7,838,717
08/15/2027	3.450%	2,625,000	2,544,586
03/31/2043	4.700%	3,222,000	3,366,884
Consolidated Edison Co. of New York, Inc.
08/15/2037	6.300%	7,300,000	9,577,359
06/15/2046	3.850%	2,930,000	2,851,968
DTE Energy Co.
10/01/2026	2.850%	20,953,000	19,302,888
Duke Energy Corp.
09/01/2046	3.750%	15,500,000	14,035,018
Emera U.S. Finance LP
06/15/2046	4.750%	8,080,000	8,105,274
FirstEnergy Corp.
07/15/2047	4.850%	1,250,000	1,310,275
Indiana Michigan Power Co.
07/01/2047	3.750%	10,759,000	10,202,243
MidAmerican Energy Co.
05/01/2046	4.250%	5,255,000	5,563,994
Mississippi Power Co.
03/30/2028	3.950%	7,490,000	7,537,891
03/15/2042	4.250%	300,000	294,836
Nevada Power Co.
09/15/2040	5.375%	1,535,000	1,819,428
Pacific Gas & Electric Co.(a)
12/01/2047	3.950%	9,650,000	8,956,416
Southern California Edison Co.
1st Refunding Mortgage
03/15/2043	3.900%	1,252,000	1,233,574
Southern Co. (The)
07/01/2026	3.250%	3,634,000	3,449,240
07/01/2036	4.250%	4,375,000	4,448,395
07/01/2046	4.400%	110,000	110,049
Xcel Energy, Inc.
09/15/2041	4.800%	2,738,000	3,000,851
Total			124,309,104
Finance Companies 1.5%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	21,630,000	21,070,345
Food and Beverage 2.7%
Anheuser-Busch InBev Finance, Inc.
02/01/2046	4.900%	12,369,000	13,299,272
Anheuser-Busch InBev Worldwide, Inc.(d)
04/15/2058	4.750%	2,591,000	2,655,886
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Heineken NV(a)
03/29/2047	4.350%	3,000,000	3,066,483
Kraft Heinz Foods Co.
06/01/2046	4.375%	10,286,000	9,412,472
Molson Coors Brewing Co.
07/15/2046	4.200%	7,002,000	6,608,488
Sysco Corp.
04/01/2046	4.500%	3,000,000	3,030,024
Total			38,072,625
Health Care 2.4%
Becton Dickinson and Co.
05/15/2044	4.875%	4,119,000	4,149,802
Cardinal Health, Inc.
06/15/2047	4.368%	8,475,000	8,016,960
CVS Health Corp.
03/25/2048	5.050%	4,005,000	4,211,706
Express Scripts Holding Co.
07/15/2046	4.800%	6,822,000	6,955,813
McKesson Corp.
02/16/2028	3.950%	2,110,000	2,088,415
Medtronic, Inc.
03/15/2045	4.625%	4,030,000	4,400,301
New York and Presbyterian Hospital (The)
08/01/2036	3.563%	3,425,000	3,325,329
Total			33,148,326
Healthcare Insurance 0.8%
UnitedHealth Group, Inc.
10/15/2047	3.750%	11,185,000	10,549,088
Independent Energy 1.8%
Anadarko Petroleum Corp.
07/15/2044	4.500%	2,955,000	2,829,291
Apache Corp.
04/15/2043	4.750%	4,000,000	3,945,112
Canadian Natural Resources Ltd.
06/01/2047	4.950%	5,450,000	5,701,049
Hess Corp.
02/15/2041	5.600%	1,490,000	1,521,169
04/01/2047	5.800%	2,306,000	2,412,445
Noble Energy, Inc.
04/01/2027	8.000%	3,511,000	4,368,249
11/15/2043	5.250%	3,650,000	3,908,851
Total			24,686,166

2	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.3%
Cenovus Energy, Inc.
09/15/2043	5.200%	4,000,000	3,865,456
Life Insurance 3.6%
American International Group, Inc.
07/16/2044	4.500%	2,570,000	2,537,685
Brighthouse Financial, Inc.(a)
06/22/2047	4.700%	6,150,000	5,637,004
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	1,600,000	1,666,085
01/24/2077	4.850%	6,273,000	6,390,324
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/15/2065	4.500%	5,318,000	5,141,017
MetLife, Inc.(a),(b)
Junior Subordinated
04/08/2068	9.250%	2,922,000	3,977,286
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2047	3.850%	5,065,000	4,728,942
Prudential Financial, Inc.
05/15/2044	4.600%	7,320,000	7,715,924
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	725,000	789,952
05/15/2047	4.270%	4,936,000	4,918,166
Voya Financial, Inc.
07/15/2043	5.700%	5,356,000	6,145,383
06/15/2046	4.800%	1,020,000	1,041,607
Total			50,689,375
Media and Entertainment 1.0%
21st Century Fox America, Inc.
09/15/2044	4.750%	5,500,000	5,936,276
Discovery Communications LLC
09/20/2047	5.200%	2,883,000	2,873,544
Time Warner, Inc.
12/15/2043	5.350%	4,330,000	4,619,582
Total			13,429,402
Midstream 3.0%
Enterprise Products Operating LLC
02/15/2045	5.100%	274,000	297,744
02/15/2048	4.250%	7,495,000	7,298,773
Kinder Morgan, Inc.
02/15/2046	5.050%	13,145,000	12,895,534
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MPLX LP
04/15/2048	4.700%	6,355,000	6,220,935
Plains All American Pipeline LP/Finance Corp.
06/01/2042	5.150%	3,262,000	3,063,472
02/15/2045	4.900%	4,179,000	3,815,068
Southern Natural Gas Co. LLC
03/01/2032	8.000%	560,000	731,585
Sunoco Logistics Partners Operations LP
10/01/2047	5.400%	4,465,000	4,248,849
Williams Partners LP
09/15/2045	5.100%	3,610,000	3,671,218
Total			42,243,178
Natural Gas 1.4%
Boston Gas Co.(a)
08/01/2027	3.150%	2,752,000	2,645,905
NiSource, Inc.
02/15/2044	4.800%	3,351,000	3,519,425
05/15/2047	4.375%	4,494,000	4,528,402
Sempra Energy
11/15/2025	3.750%	2,550,000	2,540,896
06/15/2027	3.250%	374,000	355,883
02/01/2028	3.400%	5,650,000	5,418,401
Total			19,008,912
Other Industry 0.6%
Massachusetts Institute of Technology
07/01/2114	4.678%	2,335,000	2,605,187
07/01/2116	3.885%	2,315,000	2,159,842
President and Fellows of Harvard College
07/15/2046	3.150%	1,749,000	1,611,543
07/15/2056	3.300%	2,825,000	2,614,927
Total			8,991,499
Pharmaceuticals 3.0%
AbbVie, Inc.
05/14/2046	4.450%	5,000,000	4,976,265
Allergan Funding SCS
03/15/2025	3.800%	7,842,000	7,698,209
03/15/2045	4.750%	1,070,000	1,047,464
Amgen, Inc.
05/01/2045	4.400%	1,245,000	1,246,349
06/15/2051	4.663%	7,000,000	7,225,225
Celgene Corp.
02/20/2048	4.550%	3,200,000	3,145,427
Gilead Sciences, Inc.
03/01/2047	4.150%	4,500,000	4,448,223

Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Johnson & Johnson
12/05/2033	4.375%	10,574,000	11,558,069
Total			41,345,231
Property & Casualty 0.6%
CNA Financial Corp.
08/15/2027	3.450%	7,500,000	7,134,818
Liberty Mutual Group, Inc.(a)
06/15/2023	4.250%	1,547,000	1,581,382
Total			8,716,200
Railroads 0.8%
Canadian National Railway Co.
02/03/2048	3.650%	1,510,000	1,459,009
CSX Corp.
11/01/2046	3.800%	1,200,000	1,105,648
11/01/2066	4.250%	6,128,000	5,560,051
Union Pacific Corp.
10/01/2051	3.799%	3,260,000	3,106,975
Total			11,231,683
Restaurants 0.5%
McDonald’s Corp.
12/09/2045	4.875%	6,000,000	6,522,882
Retailers 1.0%
CVS Pass-Through Trust(a)
01/10/2036	4.704%	8,334,582	8,365,561
Lowe’s Companies, Inc.
05/03/2047	4.050%	5,000,000	4,938,540
Total			13,304,101
Supermarkets 0.4%
Kroger Co. (The)
04/15/2042	5.000%	1,064,000	1,080,800
01/15/2048	4.650%	4,981,000	4,840,630
Total			5,921,430
Technology 3.9%
Apple, Inc.
09/12/2027	2.900%	7,297,000	6,942,782
09/12/2047	3.750%	3,690,000	3,564,260
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	13,090,000	12,731,123
Intel Corp.
05/11/2047	4.100%	3,000,000	3,077,469
Microsoft Corp.
08/08/2046	3.700%	11,545,000	11,366,341
02/06/2057	4.500%	4,000,000	4,412,008
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oracle Corp.
11/15/2027	3.250%	5,045,000	4,918,708
07/08/2034	4.300%	3,110,000	3,279,595
11/15/2047	4.000%	3,355,000	3,317,921
QUALCOMM, Inc.
05/20/2047	4.300%	1,300,000	1,259,138
Total			54,869,345
Tobacco 0.1%
BAT Capital Corp.(a)
08/15/2047	4.540%	2,120,000	2,086,271
Transportation Services 1.3%
ERAC U.S.A. Finance LLC(a)
11/01/2046	4.200%	2,821,000	2,655,390
FedEx Corp.
11/15/2045	4.750%	3,390,000	3,536,736
04/01/2046	4.550%	4,260,000	4,318,844
United Parcel Service, Inc.
11/15/2047	3.750%	7,780,000	7,471,305
Total			17,982,275
Wireless 0.2%
Rogers Communications, Inc.
02/15/2048	4.300%	2,795,000	2,807,016
Wirelines 3.9%
AT&T, Inc.
06/15/2045	4.350%	9,815,000	8,969,673
03/01/2047	5.450%	12,810,000	13,621,168
08/14/2058	5.300%	2,970,000	3,004,116
Orange SA
01/13/2042	5.375%	3,200,000	3,677,239
Telefonica Emisiones SAU
03/06/2048	4.895%	3,970,000	4,024,187
Verizon Communications, Inc.
08/10/2033	4.500%	5,170,000	5,232,655
03/15/2055	4.672%	17,150,000	16,300,852
Total			54,829,890
Total Corporate Bonds & Notes (Cost $776,938,313)			753,525,781

4	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2018 (Unaudited)
Foreign Government Obligations(e) 1.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mexico 1.2%
Petroleos Mexicanos
03/13/2027	6.500%	1,189,000	1,269,946
06/15/2035	6.625%	11,300,000	11,694,754
09/21/2047	6.750%	3,400,000	3,443,745
Total			16,408,445
Total Foreign Government Obligations (Cost $16,376,390)			16,408,445

Municipal Bonds 3.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 1.2%
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2049	6.750%	4,735,000	7,014,618
University of California
Revenue Bonds
General Tax
Series 2012AD
05/15/2112	4.858%	9,055,000	9,818,518
Total			16,833,136
Local General Obligation 0.0%
City of Chicago
Unlimited Tax General Obligation Bonds
Series 2015B
01/01/2033	7.375%	275,000	304,824
Ports 0.6%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 174th
Series 2012
10/01/2062	4.458%	8,175,000	8,945,902
State General Obligation 0.4%
Commonwealth of Massachusetts
Limited Tax General Obligation Bonds
Series 2016F
06/01/2046	3.277%	3,125,000	2,941,344
State of Texas
Unlimited General Obligation Refunding Bonds
Transportation Commission Mobility Fund
Series 2017
10/01/2034	5.000%	1,960,000	2,308,370
Total			5,249,714
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation 0.5%
Metropolitan Transportation Authority
Revenue Bonds
Series 2010 (BAM)
11/15/2039	6.648%	5,200,000	6,970,912
Water & Sewer 0.4%
City of Chicago Waterworks
Revenue Bonds
2nd Lien
Series 2012
11/01/2042	5.000%	2,320,000	2,465,951
Build America Bonds
Series 2010
11/01/2040	6.742%	625,000	806,644
New York City Water & Sewer System
Revenue Bonds
Build America Bonds
Series 2010
06/15/2042	5.724%	1,550,000	2,020,456
Total			5,293,051
Total Municipal Bonds (Cost $43,599,250)			43,597,539

Preferred Debt 0.0%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.0%
State Street Corp.(b)
12/31/2049	5.350%	1,941	51,999
Total Preferred Debt (Cost $48,525)			51,999

U.S. Government & Agency Obligations 3.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Residual Funding Corp.(f)
STRIPS
01/15/2030	0.000%	8,428,000	5,673,443
04/15/2030	0.000%	65,960,000	45,050,746
Total U.S. Government & Agency Obligations (Cost $53,685,459)			50,724,189

U.S. Treasury Obligations 21.8%

U.S. Treasury
10/31/2019	1.500%	1,413,000	1,396,600
09/30/2022	1.875%	10,539,000	10,242,628
10/31/2022	2.000%	17,764,000	17,349,069
10/31/2024	2.250%	2,376,000	2,315,346

Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2018 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/28/2025	2.750%	17,500,000	17,574,926
08/15/2027	2.250%	8,800,000	8,438,719
05/15/2041	4.375%	25,383,000	31,601,262
11/15/2047	2.750%	26,500,000	25,337,016
U.S. Treasury(g)
05/15/2047	3.000%	122,157,900	122,772,164
U.S. Treasury(f)
STRIPS
11/15/2018	0.000%	19,436,000	19,221,900
11/15/2019	0.000%	11,055,900	10,673,694
02/15/2040	0.000%	38,410,800	20,425,243
11/15/2041	0.000%	13,661,000	6,826,231
05/15/2043	0.000%	19,069,000	9,049,581
Total U.S. Treasury Obligations (Cost $304,685,123)			303,224,379
Money Market Funds 15.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(h),(i)	210,316,660	210,295,628
Total Money Market Funds (Cost $210,304,446)		210,295,628
Total Investments in Securities (Cost: $1,428,498,868)		1,400,196,746
Other Assets & Liabilities, Net		(5,478,198)
Net Assets		1,394,718,548

At March 31, 2018, securities and/or cash totaling $6,400,845 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	472	06/2018	USD	69,895,417	1,587,285	—
U.S. Ultra Bond	1,603	06/2018	USD	261,434,408	8,524,254	—
Total					10,111,539	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(904)	06/2018	USD	(110,049,028)	—	(880,319)
U.S. Treasury 2-Year Note	(158)	06/2018	USD	(33,586,597)	—	(2,790)
U.S. Treasury 5-Year Note	(189)	06/2018	USD	(21,670,156)	—	(70,161)
U.S. Ultra Bond	(183)	06/2018	USD	(24,021,136)	—	(302,838)
Total					—	(1,256,108)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2018, the value of these securities amounted to $73,723,316, which represents 5.29% of net assets.
(b)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(c)	Variable rate security.
(d)	Represents a security purchased on a when-issued basis.
(e)	Principal and interest may not be guaranteed by the government.
(f)	Zero coupon bond.
(g)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(h)	The rate shown is the seven-day current annualized yield at March 31, 2018.
6	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(i)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	86,229,757	253,354,777	(129,267,874)	210,316,660	(7,257)	(9,717)	659,887	210,295,628
Abbreviation Legend
BAM	Build America Mutual Assurance Co.
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Agency	—	22,368,786	—	—	22,368,786
Corporate Bonds & Notes	—	753,525,781	—	—	753,525,781
Foreign Government Obligations	—	16,408,445	—	—	16,408,445
Municipal Bonds	—	43,597,539	—	—	43,597,539
Preferred Debt	51,999	—	—	—	51,999
U.S. Government & Agency Obligations	—	50,724,189	—	—	50,724,189
U.S. Treasury Obligations	237,027,730	66,196,649	—	—	303,224,379
Money Market Funds	—	—	—	210,295,628	210,295,628
Total Investments in Securities	237,079,729	952,821,389	—	210,295,628	1,400,196,746
Investments in Derivatives
Asset
Futures Contracts	10,111,539	—	—	—	10,111,539
Liability
Futures Contracts	(1,256,108)	—	—	—	(1,256,108)
Total	245,935,160	952,821,389	—	210,295,628	1,409,052,177
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
8	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2018

Portfolio of Investments
CTIVPSM – Lazard International Equity Advantage Fund (formerly Variable Portfolio – Lazard International Equity Advantage Fund), March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.4%
Issuer	Shares	Value ($)
Australia 6.3%
Aristocrat Leisure Ltd.	2,653,053	49,533,905
BlueScope Steel Ltd.	680,982	8,011,873
CIMIC Group Ltd.	166,834	5,742,019
Cochlear Ltd.	90,617	12,726,926
CSL Ltd.	600,216	72,313,173
Fortescue Metals Group Ltd.	2,365,306	7,967,946
Link Administration Holdings Ltd.	1,177,795	7,602,195
Newcrest Mining Ltd.	248,227	3,743,905
Rio Tinto Ltd.	126,409	7,161,357
South32 Ltd.	2,695,063	6,773,166
St. Barbara Ltd.	1,279,041	3,945,092
Stockland	1,105,808	3,431,216
Total		188,952,773
Austria 0.2%
voestalpine AG	99,721	5,223,410
Cayman Islands 0.6%
China Cord Blood Corp(a)	349,055	3,560,361
CK Asset Holdings Ltd.	1,889,500	15,945,628
Total		19,505,989
China 0.2%
WH Group Ltd.	4,841,000	5,187,063
Denmark 1.2%
Novo Nordisk A/S, Class B	584,462	28,747,266
Vestas Wind Systems A/S	94,852	6,786,845
Total		35,534,111
France 10.0%
Air France-KLM(a)	996,140	11,043,558
AXA SA	2,397,664	63,724,427
BNP Paribas SA	190,887	14,132,540
Credit Agricole SA	367,658	5,973,740
Faurecia SA	154,626	12,503,855
Klepierre	81,162	3,270,604
Peugeot SA	1,328,565	31,959,018
Safran SA	96,705	10,230,815
Schneider Electric SE	52,372	4,597,229
Common Stocks (continued)
Issuer	Shares	Value ($)
Societe Generale SA	637,144	34,620,276
Thales SA	28,453	3,463,888
Total SA	1,419,226	80,556,182
Unibail-Rodamco SE	9,861	2,252,578
Veolia Environnement SA	809,669	19,172,965
Total		297,501,675
Germany 10.0%
Allianz SE, Registered Shares	235,113	53,056,651
BASF SE	275,343	27,940,482
Bayer AG, Registered Shares	45,845	5,177,871
Continental AG	176,243	48,641,282
Covestro AG	496,429	48,780,956
Deutsche Lufthansa AG, Registered Shares	1,425,729	45,506,226
Deutsche Telekom AG, Registered Shares	1,024,930	16,709,904
Infineon Technologies AG	243,836	6,522,607
Rheinmetall AG	82,929	11,770,310
SAP SE	210,496	22,007,633
Siltronic AG(a)	62,933	10,744,230
Total		296,858,152
Hong Kong 2.8%
CK Hutchison Holdings Ltd.	555,500	6,674,483
Jardine Matheson Holdings Ltd.	301,800	18,598,822
Wharf Holdings Ltd. (The)	5,873,000	20,334,030
Wharf Real Estate Investment Co., Ltd.(a)	4,152,000	27,139,078
Wheelock & Co., Ltd.	1,359,000	9,968,329
Total		82,714,742
Ireland 0.2%
ICON PLC(a)	54,553	6,444,891
Italy 2.8%
Banca Generali SpA	335,714	10,822,675
Enel SpA	4,648,141	28,424,939
Intesa Sanpaolo SpA	12,053,107	43,802,596
Total		83,050,210
CTIVPSM – Lazard International Equity Advantage Fund | Quarterly Report 2018	1

Portfolio of Investments  (continued)
CTIVPSM – Lazard International Equity Advantage Fund (formerly Variable Portfolio – Lazard International Equity Advantage Fund), March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 24.5%
Adastria Co., Ltd.	269,300	5,539,960
Asahi Glass Co., Ltd.	1,027,500	43,059,696
Canon, Inc.	606,900	22,017,305
Daicel Corp.	800,400	8,789,163
Daito Trust Construction Co., Ltd.	76,600	13,042,446
Daiwa House Industry Co., Ltd.	987,000	38,022,530
East Japan Railway Co.	117,200	10,957,482
Fujitsu Ltd.	1,529,000	9,291,629
Haseko Corp.	1,164,900	17,929,249
Hitachi Ltd.	1,915,000	13,948,108
ITOCHU Techno-Solutions Corp.	672,000	13,882,378
Japan Tobacco, Inc.	298,300	8,521,541
Kakaku.com, Inc.	249,700	4,419,030
Kao Corp.	186,200	13,978,684
KDDI Corp.	1,517,700	39,087,502
Maeda Corp.	665,400	7,773,983
Mitsubishi Chemical Holdings Corp.	1,115,400	10,860,059
Mitsubishi UFJ Financial Group, Inc.	11,257,500	74,813,037
Morinaga Milk Industry Co., Ltd.	139,900	5,693,188
MS&AD Insurance Group Holdings, Inc.	960,500	29,836,506
Nippon Light Metal Holdings Co., Ltd.	973,700	2,545,741
Nippon Steel & Sumitomo Metal Corp.	159,500	3,501,810
Nishimatsu Construction Co., Ltd.	444,200	11,053,013
Nissan Motor Co., Ltd.	3,823,400	39,465,676
Nitto Denko Corp.	41,100	3,106,302
Nomura Holdings, Inc.	1,884,000	10,986,200
NTT DoCoMo, Inc.	1,897,000	48,361,050
ORIX Corp.	2,229,300	39,951,221
Penta-Ocean Construction Co., Ltd.	617,100	4,552,879
Prima Meat Packers., Ltd.	1,654,000	9,308,343
Seven & I Holdings Co., Ltd.	147,900	6,334,903
Shionogi & Co., Ltd.	203,700	10,607,378
Sompo Holdings, Inc.	593,700	23,921,982
Start Today Co., Ltd.	354,300	9,221,538
Taisei Corp.	390,300	20,018,372
Teijin Ltd.	736,200	13,989,580
THK Co., Ltd.	168,100	6,992,944
Tokyo Electron Ltd.	172,800	31,966,466
Common Stocks (continued)
Issuer	Shares	Value ($)
Tokyo Gas Co., Ltd.	353,200	9,437,574
Toyo Construction Co., Ltd.	836,300	3,822,128
Toyo Seikan Group Holdings Ltd.	346,400	5,168,803
V Technology Co., Ltd.	15,600	4,527,271
Yaskawa Electric Corp.	384,500	17,439,210
Total		727,743,860
Netherlands 4.6%
Aegon NV	2,223,609	14,982,550
Fiat Chrysler Automobiles NV(a)	165,236	3,355,097
Koninklijke Ahold Delhaize NV	350,443	8,297,198
Unilever NV-CVA	1,481,676	83,626,871
Wolters Kluwer NV	484,223	25,733,122
Total		135,994,838
New Zealand 0.2%
a2 Milk Co., Ltd.(a)	827,909	7,486,515
Norway 3.1%
Aker BP ASA	173,051	4,691,384
SalMar ASA	108,251	4,457,300
Statoil ASA	3,076,355	72,811,088
Telenor ASA	425,953	9,686,653
Total		91,646,425
Portugal 0.8%
Jeronimo Martins SGPS SA	1,239,609	22,581,719
Singapore 1.4%
United Overseas Bank Ltd.	683,100	14,373,941
Venture Corp., Ltd.	1,308,900	28,307,408
Total		42,681,349
Spain 3.4%
Amadeus IT Group SA, Class A	55,442	4,091,751
Banco Bilbao Vizcaya Argentaria SA	3,534,207	27,957,560
Banco Santander SA	5,369,444	34,983,169
International Consolidated Airlines Group SA	3,881,056	33,523,618
Total		100,556,098
Sweden 3.1%
Atlas Copco AB, Class A	320,217	13,907,601
Electrolux AB, Class B	1,030,727	32,549,860
Husqvarna AB, Class B	378,761	3,661,622
Sandvik AB	574,556	10,526,568

2	CTIVPSM – Lazard International Equity Advantage Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – Lazard International Equity Advantage Fund (formerly Variable Portfolio – Lazard International Equity Advantage Fund), March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Volvo AB B Shares	1,739,520	31,840,826
Total		92,486,477
Switzerland 7.8%
ABB Ltd.	157,619	3,745,924
Adecco Group AG, Registered Shares	351,091	24,973,000
Barry Callebaut AG	1,573	3,073,603
Logitech International SA	164,798	6,026,504
Nestlé SA, Registered Shares	455,544	36,033,721
Novartis AG, Registered Shares	695,969	56,245,361
Partners Group Holding AG	27,091	20,119,885
Roche Holding AG, Genusschein Shares	356,628	81,733,467
Total		231,951,465
United Kingdom 15.2%
Admiral Group PLC	736,207	19,046,657
Ashtead Group PLC	793,546	21,598,905
Associated British Foods PLC	820,585	28,678,419
AstraZeneca PLC	120,320	8,264,047
Carnival PLC	370,915	23,834,046
Cineworld Group PLC	1,765,608	5,841,118
Evraz PLC	2,853,817	17,396,978
Fever-Tree Drinks PLC	337,228	12,452,811
Galiform PLC	1,402,413	9,066,639
Hargreaves Lansdown PLC	938,400	21,499,684
Imperial Brands PLC	184,613	6,283,635
International Consolidated Airlines Group SA	324,287	2,796,276
Lloyds Banking Group PLC	45,179,098	40,985,587
Mondi PLC	117,216	3,149,297
Persimmon PLC	768,128	27,265,409
Common Stocks (continued)
Issuer	Shares	Value ($)
Redrow PLC	692,346	5,784,460
Royal Bank of Scotland Group PLC(a)	8,978,075	32,599,084
Royal Dutch Shell PLC, Class A	1,853,176	58,795,984
Scottish & Southern Energy PLC	2,004,368	35,882,776
SSP Group PLC	1,346,967	11,556,101
Tate & Lyle PLC	1,656,227	12,654,803
Taylor Wimpey PLC	5,361,334	13,885,530
Vodafone Group PLC	6,091,566	16,598,957
WH Smith PLC	578,298	15,805,147
Total		451,722,350
Total Common Stocks (Cost $2,628,946,371)		2,925,824,112

Preferred Stocks 0.3%
Issuer	Shares	Value ($)
Germany 0.3%
Schaeffler AG	472,097	7,281,476
Total Preferred Stocks (Cost $9,535,973)		7,281,476

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(b),(c)	24,672,636	24,670,169
Total Money Market Funds (Cost $24,670,169)		24,670,169
Total Investments in Securities (Cost $2,663,152,513)		2,957,775,757
Other Assets & Liabilities, Net		15,464,288
Net Assets		$2,973,240,045

CTIVPSM – Lazard International Equity Advantage Fund | Quarterly Report 2018	3

Portfolio of Investments  (continued)
CTIVPSM – Lazard International Equity Advantage Fund (formerly Variable Portfolio – Lazard International Equity Advantage Fund), March 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	16,969,451	225,971,515	(218,268,330)	24,672,636	7,623	(1,697)	69,490	24,670,169
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
4	CTIVPSM – Lazard International Equity Advantage Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – Lazard International Equity Advantage Fund (formerly Variable Portfolio – Lazard International Equity Advantage Fund), March 31, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	188,952,773	—	—	188,952,773
Austria	—	5,223,410	—	—	5,223,410
Cayman Islands	3,560,361	15,945,628	—	—	19,505,989
China	—	5,187,063	—	—	5,187,063
Denmark	—	35,534,111	—	—	35,534,111
France	—	297,501,675	—	—	297,501,675
Germany	—	296,858,152	—	—	296,858,152
Hong Kong	—	82,714,742	—	—	82,714,742
Ireland	6,444,891	—	—	—	6,444,891
Italy	—	83,050,210	—	—	83,050,210
Japan	—	727,743,860	—	—	727,743,860
Netherlands	—	135,994,838	—	—	135,994,838
New Zealand	—	7,486,515	—	—	7,486,515
Norway	—	91,646,425	—	—	91,646,425
Portugal	—	22,581,719	—	—	22,581,719
Singapore	—	42,681,349	—	—	42,681,349
Spain	—	100,556,098	—	—	100,556,098
Sweden	—	92,486,477	—	—	92,486,477
Switzerland	—	231,951,465	—	—	231,951,465
United Kingdom	—	451,722,350	—	—	451,722,350
Total Common Stocks	10,005,252	2,915,818,860	—	—	2,925,824,112
Preferred Stocks
Germany	—	7,281,476	—	—	7,281,476
Total Preferred Stocks	—	7,281,476	—	—	7,281,476
Money Market Funds	—	—	—	24,670,169	24,670,169
Total Investments in Securities	10,005,252	2,923,100,336	—	24,670,169	2,957,775,757
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
CTIVPSM – Lazard International Equity Advantage Fund | Quarterly Report 2018	5

Portfolio of Investments
Columbia Variable Portfolio – Asset Allocation Fund, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 6.6%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	311,029	1,779,085
Columbia Diversified Absolute Return Fund, Institutional 3 Class(a),(b)	116,180	1,108,364
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	177,267	1,701,763
Total Alternative Strategies Funds (Cost $4,538,389)		4,589,212

Equity Funds 52.9%

U.S. Large Cap 52.9%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	675,147	17,310,774
Columbia Disciplined Core Fund, Institutional 3 Class(a)	1,641,918	19,703,013
Total		37,013,787
Total Equity Funds (Cost $22,619,156)		37,013,787

Exchange-Traded Funds 1.0%

iShares iBoxx $ Investment Grade Corporate Bond ETF	6,127	719,248
Total Exchange-Traded Funds (Cost $731,012)		719,248

Fixed-Income Funds 30.0%

High Yield 5.1%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	1,246,566	3,565,178
Fixed-Income Funds (continued)
	Shares	Value ($)
Investment Grade 24.9%
Columbia Corporate Income Fund, Institutional 3 Class(a)	348,091	3,473,945
Columbia Total Return Bond Fund, Institutional 3 Class(a)	449,500	3,996,058
Columbia U.S. Government Mortgage Fund, Institutional 3 Class(a)	589,940	3,126,683
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	620,897	6,780,193
Total		17,376,879
Total Fixed-Income Funds (Cost $21,092,555)		20,942,057

Money Market Funds 8.7%

Columbia Short-Term Cash Fund, 1.738%(a),(c)	6,084,957	6,084,348
Total Money Market Funds (Cost $6,084,917)		6,084,348
Total Investments in Securities (Cost: $55,066,029)		69,348,652
Other Assets & Liabilities, Net		581,521
Net Assets		69,930,173
At March 31, 2018, securities and/or cash totaling $588,283 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	19	06/2018	EUR	3,036,216	55,520	—
Hang Seng Index	4	04/2018	HKD	6,010,000	—	(7,200)
MSCI Emerging Markets Index	19	06/2018	USD	1,128,410	—	(36,291)
S&P 500 E-mini	32	06/2018	USD	4,228,800	—	(233,439)
SPI 200 Index	13	06/2018	AUD	1,864,200	—	(55,731)
Total					55,520	(332,661)

Columbia Variable Portfolio – Asset Allocation Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Asset Allocation Fund, March 31, 2018 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(7)	06/2018	GBP	(489,545)	12,567	—
MSCI EAFE Index	(10)	06/2018	USD	(1,000,300)	17,681	—
U.S. Treasury 10-Year Note	(26)	06/2018	USD	(3,165,127)	—	(25,443)
Total					30,248	(25,443)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 30	Morgan Stanley	06/20/2023	5.000	Quarterly	USD	3,406,000	(3,234)	—	—	—	(3,234)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	311,029	—	—	311,029	—	(9,331)	—	1,779,085
Columbia Contrarian Core Fund, Institutional 3 Class
	695,438	14,206	(34,497)	675,147	15,285	(431,668)	—	17,310,774
Columbia Corporate Income Fund, Institutional 3 Class
	344,958	17,776	(14,643)	348,091	(3,164)	(109,052)	26,000	3,473,945
Columbia Disciplined Core Fund, Institutional 3 Class
	1,695,315	33,443	(86,840)	1,641,918	29,094	(22,447)	—	19,703,013
Columbia Diversified Absolute Return Fund, Institutional 3 Class
	126,954	7,479	(18,253)	116,180	(1,339)	(13,544)	—	1,108,364
Columbia High Yield Bond Fund, Institutional 3 Class
	—	1,246,566	—	1,246,566	—	(136,191)	38,370	3,565,178
Columbia Multi-Asset Income Fund, Institutional 3 Class
	175,155	2,112	—	177,267	—	(45,831)	20,572	1,701,763
Columbia Short-Term Cash Fund, 1.738%
	10,226,216	320,906	(4,462,165)	6,084,957	(393)	(588)	24,895	6,084,348
Columbia Total Return Bond Fund, Institutional 3 Class
	449,632	23,547	(23,679)	449,500	(2,869)	(65,950)	26,390	3,996,058
Columbia U.S. Government Mortgage Fund, Institutional 3 Class
	590,581	31,673	(32,314)	589,940	(2,384)	(51,866)	27,309	3,126,683
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	619,785	32,965	(31,853)	620,897	(6,756)	(107,226)	29,470	6,780,193
Total					27,474	(993,694)	193,006	68,629,404

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2018.
2	Columbia Variable Portfolio – Asset Allocation Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Asset Allocation Fund, March 31, 2018 (Unaudited)
Currency Legend
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Variable Portfolio – Asset Allocation Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Asset Allocation Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	4,589,212	—	—	—	4,589,212
Equity Funds	37,013,787	—	—	—	37,013,787
Exchange-Traded Funds	719,248	—	—	—	719,248
Fixed-Income Funds	20,942,057	—	—	—	20,942,057
Money Market Funds	—	—	—	6,084,348	6,084,348
Total Investments in Securities	63,264,304	—	—	6,084,348	69,348,652
Investments in Derivatives
Asset
Futures Contracts	85,768	—	—	—	85,768
Liability
Futures Contracts	(358,104)	—	—	—	(358,104)
Swap Contracts	—	(3,234)	—	—	(3,234)
Total	62,991,968	(3,234)	—	6,084,348	69,073,082
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
4	Columbia Variable Portfolio – Asset Allocation Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 9.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% 01/20/2031	2.840%	750,000	753,697
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class D
3-month USD LIBOR + 6.550% 10/15/2029	7.864%	500,000	510,273
Atrium XIII(a),(b)
Series 2013A Class B
3-month USD LIBOR + 1.500% 11/21/2030	2.941%	1,300,000	1,304,597
Babson CLO Ltd.(a),(b)
Series 2015-2A Class B2R
3-month USD LIBOR + 1.590% 10/20/2030	3.335%	500,000	501,669
Conn’s Receivables Funding LLC(a)
Series 2017-A Class A
07/15/2019	2.730%	32,001	31,999
Series 2017-A Class B
02/15/2020	5.110%	750,000	756,009
Series 2017-B Class A
07/15/2020	2.730%	250,571	250,198
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class ER
3-month USD LIBOR + 7.540% 10/15/2028	9.262%	500,000	511,874
Dryden XXVIII Senior Loan Fund(a),(b)
Series 2013-28A Class A2LR
3-month USD LIBOR + 1.650% 08/15/2030	3.489%	500,000	502,371
Hertz Fleet Lease Funding LP(a),(b)
Series 2017-1 Class A1
1-month USD LIBOR + 0.650% 04/10/2031	2.390%	400,000	400,456
Madison Park Funding XI Ltd.(a),(b)
Series 2013-11A Class BR
3-month USD LIBOR + 1.650% 07/23/2029	3.395%	1,000,000	1,001,104
Marlette Funding Trust(a)
Series 2017-1A Class A
03/15/2024	2.827%	812,002	812,071
Ocwen Master Advance Receivables Trust(a)
Series 2017-T1 Class AT1
09/15/2048	2.499%	300,000	299,977
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OHA Credit Partners XIV Ltd.(a),(b)
Series 2017-14A Class B
3-month USD LIBOR + 1.500% 01/21/2030	3.083%	1,000,000	1,000,863
OneMain Financial Issuance Trust(a)
Series 2018-1A Class A
03/14/2029	3.300%	855,000	857,840
OZLM XXI(a),(b)
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	2.750%	800,000	801,374
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class B
06/17/2024	3.900%	600,000	599,913
Series 2018-1A Class C
06/17/2024	4.870%	500,000	499,884
Subordinated, Series 2017-2A Class C
09/15/2023	5.370%	500,000	506,896
RR 1 LLC(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.700% 07/15/2029	3.422%	800,000	804,079
SoFi Consumer Loan Program LLC(a)
Series 2016-2A Class A
10/27/2025	3.090%	172,319	172,442
Series 2016-3 Class A
12/26/2025	3.050%	296,408	296,041
SoFi Professional Loan Program LLC(a),(c),(d),(e),(f)
Series 2016-A Class RIO
01/25/2038	0.000%	1	255,000
Series 2016-A Class RPO
01/25/2038	0.000%	1	560,000
SoFi Professional Loan Program LLC(a)
Series 2017-1 Class A
01/26/2026	3.280%	224,028	224,433
Voya CLO Ltd.(a),(b)
Series 2017-4A Class B
3-month USD LIBOR + 1.450% 10/15/2030	2.834%	600,000	600,902
Total Asset-Backed Securities — Non-Agency (Cost $14,838,414)			14,815,962

Commercial Mortgage-Backed Securities - Non-Agency 5.4%

Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a),(b)
Series 2013-DSNY Class F
1-month USD LIBOR + 3.500% 09/15/2026	5.277%	350,805	350,963
Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BHMS Mortgage Trust(a),(g)
Series 2014-ATLS Class DFX
07/05/2033	5.176%	300,000	301,628
BX Commercial Mortgage Trust(a),(b)
Series 2018-BIOA Class A
1-month USD LIBOR + 0.671% 03/15/2037	2.321%	400,000	397,543
CHT 2017-COSMO Mortgage Trust(a),(b)
Series 2017-CSMO Class B
1-month USD LIBOR + 1.400% 11/15/2036	3.177%	800,000	798,729
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% 11/15/2036	4.777%	500,000	500,376
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated, Series 2014-USA Class D
09/15/2037	4.373%	300,000	288,035
Subordinated, Series 2014-USA Class E
09/15/2037	4.373%	500,000	446,374
Direxion Daily Retail Bull(a),(b)
Series 2018-RVP Class C
1-month USD LIBOR + 2.050% 03/15/2033	3.827%	500,000	503,119
Series 2018-RVP Class E
3-month USD LIBOR + 4.500% 03/15/2033	6.277%	200,000	202,304
Hilton U.S.A. Trust(a),(g)
Series 2016-HHV Class F
11/05/2038	4.194%	1,000,000	860,409
Hilton U.S.A. Trust(a)
Subordinated, Series 2016-SFP Class E
11/05/2035	5.519%	500,000	504,604
Invitation Homes Trust(a),(b)
Series 2015-SFR3 Class F
1-month USD LIBOR + 4.750% 08/17/2032	6.527%	1,000,000	1,004,457
Series 2017-SFR2 Class E
1-month USD LIBOR + 2.250% 12/17/2036	4.027%	500,000	507,313
Rialto Real Estate Fund LLC(a)
Subordinated, Series 2015-LT7 Class B
12/25/2032	5.071%	557,353	557,353
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class A
1-month USD LIBOR + 0.850% 02/15/2032	2.627%	200,000	199,736
Series 2018-NYCH Class C
1-month USD LIBOR + 1.500% 02/15/2032	3.277%	400,000	399,473
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% 02/15/2032	4.677%	600,000	593,524
Series 2018-NYCH Class F
1-month USD LIBOR + 3.821% 02/15/2032	5.598%	500,000	496,322
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $8,795,395)			8,912,262

Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials —%
Diversified Financial Services —%
Fairlane Management Corp.(d),(e),(h)	2,000	—
Total Financials		—
Utilities —%
Independent Power and Renewable Electricity Producers —%
Templar Energy LLC(e),(h)	24,262	30,328
Total Utilities		30,328
Total Common Stocks (Cost $206,228)		30,328

Corporate Bonds & Notes(i) 39.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.9%
Bombardier, Inc.(a)
12/01/2021	8.750%	74,000	81,390
01/15/2023	6.125%	45,000	44,880
12/01/2024	7.500%	51,000	52,770
03/15/2025	7.500%	36,000	36,971
Lockheed Martin Corp.
09/15/2052	4.090%	290,000	282,210
Northrop Grumman Corp.
10/15/2047	4.030%	580,000	558,195
TransDigm, Inc.
07/15/2022	6.000%	146,000	148,841
07/15/2024	6.500%	48,000	49,185
05/15/2025	6.500%	150,000	151,973
06/15/2026	6.375%	50,000	50,428
Total			1,456,843
Automotive 0.2%
Delphi Technologies PLC(a)
10/01/2025	5.000%	78,000	74,728

2	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Co.
12/08/2046	5.291%	220,000	215,044
IHO Verwaltungs GmbH PIK(a)
09/15/2026	4.750%	80,000	77,177
Total			366,949
Banking 2.2%
Ally Financial, Inc.
11/01/2031	8.000%	231,000	282,427
Banco de Bogota SA(a)
Subordinated
05/12/2026	6.250%	200,000	210,152
Banco Mercantil del Norte SA(a),(j)
Subordinated
10/04/2031	5.750%	450,000	441,083
Bank of America Corp.(j)
01/20/2028	3.824%	385,000	381,192
BBVA Bancomer SA(a),(j)
Subordinated
11/12/2029	5.350%	200,000	196,747
Citigroup, Inc.
05/01/2026	3.400%	360,000	347,888
Goldman Sachs Group, Inc. (The)(j)
04/23/2029	3.814%	520,000	508,909
JPMorgan Chase & Co.
10/01/2026	2.950%	440,000	414,057
Popular, Inc.
07/01/2019	7.000%	95,000	97,121
Wells Fargo & Co.
10/23/2026	3.000%	710,000	664,791
Total			3,544,367
Brokerage/Asset Managers/Exchanges 0.1%
NFP Corp.(a)
07/15/2025	6.875%	119,000	117,706
VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)
06/15/2022	6.750%	25,000	26,417
Total			144,123
Building Materials 0.3%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	112,000	115,444
Beacon Escrow Corp.(a)
11/01/2025	4.875%	147,000	140,018
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	59,000	62,158
Core & Main LP(a)
08/15/2025	6.125%	39,000	38,218
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HD Supply, Inc.(a)
04/15/2024	5.750%	50,000	52,742
Total			408,580
Cable and Satellite 2.3%
Altice U.S. Finance I Corp.(a)
05/15/2026	5.500%	190,000	185,508
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	180,000	177,396
02/15/2026	5.750%	140,000	139,276
05/01/2026	5.500%	5,000	4,900
05/01/2027	5.125%	164,000	155,454
Comcast Corp.
08/15/2047	4.000%	287,000	271,588
CSC Holdings LLC(a)
10/15/2025	6.625%	113,000	116,711
10/15/2025	10.875%	214,000	251,608
04/15/2027	5.500%	55,000	52,638
02/01/2028	5.375%	99,000	93,555
DISH DBS Corp.
11/15/2024	5.875%	236,000	210,715
07/01/2026	7.750%	224,000	210,017
Quebecor Media, Inc.
01/15/2023	5.750%	199,000	204,088
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	25,000	24,126
02/15/2025	6.625%	107,000	98,998
Sirius XM Radio, Inc.(a)
07/15/2026	5.375%	56,000	55,304
08/01/2027	5.000%	247,000	232,377
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	266,000	271,062
Videotron Ltd.(a)
04/15/2027	5.125%	77,000	75,462
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	338,000	324,822
08/15/2026	5.500%	89,000	86,415
Vrio Finco 1 LLC/Finco 2, Inc.(a),(k)
04/04/2023	6.250%	200,000	203,068
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	121,000	112,951
Ziggo Secured Finance BV(a)
01/15/2027	5.500%	208,000	195,398
Total			3,753,437
Chemicals 0.6%
Angus Chemical Co.(a)
02/15/2023	8.750%	109,000	112,495

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	95,000	96,007
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	85,000	85,295
Chemours Co. (The)
05/15/2023	6.625%	74,000	77,707
Koppers, Inc.(a)
02/15/2025	6.000%	26,000	26,569
Olin Corp.
02/01/2030	5.000%	51,000	48,825
Platform Specialty Products Corp.(a)
02/01/2022	6.500%	57,000	58,021
12/01/2025	5.875%	118,000	115,270
PQ Corp.(a)
11/15/2022	6.750%	249,000	262,020
12/15/2025	5.750%	64,000	63,519
SPCM SA(a)
09/15/2025	4.875%	58,000	56,363
Total			1,002,091
Construction Machinery 0.3%
H&E Equipment Services, Inc.
09/01/2025	5.625%	34,000	34,340
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	28,000	28,021
United Rentals North America, Inc.
10/15/2025	4.625%	26,000	25,260
09/15/2026	5.875%	155,000	161,606
05/15/2027	5.500%	61,000	61,730
01/15/2028	4.875%	186,000	179,154
Total			490,111
Consumer Cyclical Services 0.4%
APX Group, Inc.
12/01/2020	8.750%	125,000	125,639
12/01/2022	7.875%	84,000	87,404
09/01/2023	7.625%	45,000	46,628
IHS Markit Ltd.(a)
11/01/2022	5.000%	123,000	127,636
02/15/2025	4.750%	71,000	72,114
03/01/2026	4.000%	50,000	48,079
Interval Acquisition Corp.
04/15/2023	5.625%	121,000	124,518
Total			632,018
Consumer Products 0.3%
Mattel, Inc.(a)
12/31/2025	6.750%	67,000	65,477
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prestige Brands, Inc.(a)
03/01/2024	6.375%	109,000	111,778
Scotts Miracle-Gro Co. (The)
12/15/2026	5.250%	17,000	16,815
Spectrum Brands, Inc.
07/15/2025	5.750%	110,000	112,448
Springs Industries, Inc.
06/01/2021	6.250%	163,000	165,486
Valvoline, Inc.
07/15/2024	5.500%	16,000	16,406
08/15/2025	4.375%	74,000	71,734
Total			560,144
Diversified Manufacturing 0.3%
Gates Global LLC/Co.(a)
07/15/2022	6.000%	66,000	67,076
SPX FLOW, Inc.(a)
08/15/2026	5.875%	99,000	101,583
TriMas Corp.(a)
10/15/2025	4.875%	12,000	11,589
United Technologies Corp.
11/01/2046	3.750%	125,000	112,776
WESCO Distribution, Inc.
06/15/2024	5.375%	84,000	84,201
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	82,000	90,642
Total			467,867
Electric 4.9%
AES Corp.
03/15/2023	4.500%	46,000	46,854
05/15/2026	6.000%	69,000	72,790
09/01/2027	5.125%	54,000	55,023
Calpine Corp.
01/15/2025	5.750%	96,000	87,823
Calpine Corp.(a)
06/01/2026	5.250%	18,000	17,368
CMS Energy Corp.
03/01/2024	3.875%	600,000	609,021
02/15/2027	2.950%	165,000	154,453
03/31/2043	4.700%	135,000	141,071
DTE Energy Co.
06/01/2024	3.500%	340,000	335,773
10/01/2026	2.850%	1,220,000	1,123,921
Duke Energy Corp.
04/15/2024	3.750%	748,000	749,218
08/15/2027	3.150%	193,000	182,026
09/01/2046	3.750%	183,000	165,704

4	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dynegy, Inc.
11/01/2024	7.625%	78,000	84,315
Dynegy, Inc.(a)
01/30/2026	8.125%	53,000	58,469
Emera U.S. Finance LP
06/15/2046	4.750%	675,000	677,111
Energuate Trust(a)
05/03/2027	5.875%	200,000	200,519
Indiana Michigan Power Co.
07/01/2047	3.750%	321,000	304,389
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	138,000	130,529
NRG Energy, Inc.
01/15/2027	6.625%	140,000	143,197
NRG Energy, Inc.(a)
01/15/2028	5.750%	30,000	29,435
NRG Yield Operating LLC
08/15/2024	5.375%	292,000	292,942
09/15/2026	5.000%	46,000	45,303
Pacific Gas & Electric Co.(a)
12/01/2027	3.300%	1,000	949
12/01/2047	3.950%	340,000	315,563
Pacific Gas & Electric Co.
02/15/2044	4.750%	244,000	252,802
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	172,000	176,756
PPL Capital Funding, Inc.
03/15/2024	3.950%	430,000	437,995
Progress Energy, Inc.
04/01/2022	3.150%	382,000	378,058
Southern Co. (The)
07/01/2046	4.400%	560,000	560,249
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	128,000	121,764
Total			7,951,390
Finance Companies 1.1%
Aircastle Ltd.
02/15/2022	5.500%	96,000	99,988
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%	97,000	95,732
CIT Group, Inc.
03/07/2025	5.250%	24,000	24,540
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	835,000	813,395
iStar, Inc.
04/01/2022	6.000%	67,000	67,188
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Corp.
07/26/2021	6.625%	43,000	44,676
06/15/2022	6.500%	135,000	139,554
03/25/2024	6.125%	50,000	49,975
10/25/2024	5.875%	44,000	43,104
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	120,000	120,462
Quicken Loans, Inc.(a)
05/01/2025	5.750%	173,000	173,847
Springleaf Finance Corp.
03/15/2023	5.625%	48,000	47,134
03/15/2025	6.875%	81,000	81,260
Total			1,800,855
Food and Beverage 2.1%
Anheuser-Busch InBev Finance, Inc.
02/01/2046	4.900%	293,000	315,037
Anheuser-Busch InBev Worldwide, Inc.(k)
04/15/2058	4.750%	332,000	340,314
Aramark Services, Inc.(a)
02/01/2028	5.000%	51,000	49,868
B&G Foods, Inc.
04/01/2025	5.250%	203,000	189,024
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	134,000	138,070
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	142,000	132,501
Kraft Heinz Foods Co.
06/01/2046	4.375%	671,000	614,016
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	33,000	32,746
11/01/2026	4.875%	118,000	117,158
MARB BondCo PLC(a)
01/19/2025	6.875%	200,000	183,494
MHP SA(a),(k)
04/03/2026	6.950%	250,000	249,556
Molson Coors Brewing Co.
07/15/2026	3.000%	180,000	166,845
07/15/2046	4.200%	263,000	248,219
Mondelez International, Inc.(a)
10/28/2019	1.625%	245,000	240,074
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	17,000	17,599
Post Holdings, Inc.(a)
08/15/2026	5.000%	169,000	159,612
03/01/2027	5.750%	269,000	267,041
01/15/2028	5.625%	33,000	31,556
Total			3,492,730

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 1.3%
Boyd Gaming Corp.
04/01/2026	6.375%	129,000	134,587
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	48,000	46,002
Eldorado Resorts, Inc.
04/01/2025	6.000%	178,000	180,698
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	148,000	150,734
International Game Technology PLC(a)
02/15/2025	6.500%	223,000	240,258
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	100,000	103,705
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	48,000	49,604
09/01/2026	4.500%	45,000	43,134
01/15/2028	4.500%	169,000	158,617
MGM Resorts International
09/01/2026	4.625%	162,000	154,527
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	67,000	64,627
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	71,000	68,355
Scientific Games International, Inc.
12/01/2022	10.000%	180,000	194,157
Scientific Games International, Inc.(a)
10/15/2025	5.000%	140,000	136,883
Tunica-Biloxi Gaming Authority(a)
12/15/2020	3.780%	1,222,242	330,005
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	85,000	85,080
05/15/2027	5.250%	56,000	54,978
Total			2,195,951
Health Care 2.3%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	125,000	130,260
Becton Dickinson and Co.
06/06/2027	3.700%	300,000	289,364
Cardinal Health, Inc.
06/15/2027	3.410%	720,000	678,267
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	110,000	109,094
Charles River Laboratories International, Inc.(a),(k)
04/01/2026	5.500%	31,000	31,486
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHS/Community Health Systems, Inc.
02/01/2022	6.875%	42,000	24,307
03/31/2023	6.250%	150,000	138,029
CVS Health Corp.
03/25/2048	5.050%	250,000	262,903
DaVita, Inc.
05/01/2025	5.000%	194,000	187,579
Envision Healthcare Corp.(a)
12/01/2024	6.250%	60,000	61,950
Express Scripts Holding Co.
07/15/2046	4.800%	165,000	168,236
HCA, Inc.
05/01/2023	4.750%	154,000	155,669
02/01/2025	5.375%	92,000	92,230
02/15/2027	4.500%	286,000	276,197
Hologic, Inc.(a)
10/15/2025	4.375%	87,000	84,166
02/01/2028	4.625%	75,000	72,007
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	139,000	143,670
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	53,000	54,089
Quintiles IMS, Inc.(a)
05/15/2023	4.875%	85,000	86,756
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	131,000	132,001
Teleflex, Inc.
06/01/2026	4.875%	28,000	27,723
11/15/2027	4.625%	53,000	51,014
Tenet Healthcare Corp.
06/15/2023	6.750%	90,000	88,277
Tenet Healthcare Corp.(a)
07/15/2024	4.625%	113,000	108,544
05/01/2025	5.125%	93,000	89,294
08/01/2025	7.000%	66,000	64,870
Universal Health Services, Inc.(a)
06/01/2026	5.000%	160,000	159,800
Total			3,767,782
Healthcare Insurance 0.2%
Centene Corp.
01/15/2025	4.750%	91,000	88,623
Molina Healthcare, Inc.(a)
06/15/2025	4.875%	34,000	31,727
WellCare Health Plans, Inc.
04/01/2025	5.250%	165,000	165,847
Total			286,197

6	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.2%
Lennar Corp.
04/30/2024	4.500%	99,000	97,091
Lennar Corp.(a)
06/01/2026	5.250%	41,000	40,503
06/15/2027	5.000%	69,000	67,272
Meritage Homes Corp.
04/01/2022	7.000%	44,000	47,974
06/06/2027	5.125%	87,000	81,913
Meritage Homes Corp.(a)
06/01/2025	6.000%	35,000	35,707
Total			370,460
Independent Energy 1.9%
Callon Petroleum Co.
10/01/2024	6.125%	73,000	74,608
Canadian Natural Resources Ltd.
06/01/2047	4.950%	45,000	47,073
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	129,000	129,391
Centennial Resource Production LLC(a)
01/15/2026	5.375%	33,000	32,363
Continental Resources, Inc.
06/01/2024	3.800%	49,000	47,246
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	116,000	114,785
Diamondback Energy, Inc.
11/01/2024	4.750%	25,000	24,745
05/31/2025	5.375%	185,000	187,704
Diamondback Energy, Inc.(a)
05/31/2025	5.375%	30,000	30,351
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	15,000	14,933
01/30/2028	5.750%	65,000	64,602
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	60,000	62,793
02/01/2026	5.625%	39,000	36,982
Gran Tierra Energy International Holdings Ltd.(a)
02/15/2025	6.250%	200,000	195,436
Halcon Resources Corp.(a)
02/15/2025	6.750%	113,000	109,922
Halcon Resources Corp.
02/15/2025	6.750%	62,000	60,915
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	55,000	52,253
Laredo Petroleum, Inc.
03/15/2023	6.250%	254,000	254,718
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Noble Energy, Inc.
11/15/2043	5.250%	125,000	133,865
Parsley Energy LLC/Finance Corp.(a)
08/15/2025	5.250%	98,000	96,960
10/15/2027	5.625%	254,000	252,754
PDC Energy, Inc.
09/15/2024	6.125%	135,000	137,914
RSP Permian, Inc.
01/15/2025	5.250%	334,000	344,600
SM Energy Co.
06/01/2025	5.625%	32,000	30,316
09/15/2026	6.750%	167,000	165,387
Whiting Petroleum Corp.(a)
01/15/2026	6.625%	50,000	50,389
WPX Energy, Inc.
01/15/2022	6.000%	253,000	260,253
09/15/2024	5.250%	115,000	113,309
Total			3,126,567
Integrated Energy 0.2%
Cenovus Energy, Inc.
09/15/2043	5.200%	340,000	328,564
Leisure 0.2%
Boyne U.S.A., Inc.(a),(k)
05/01/2025	7.250%	46,000	47,069
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC(a)
04/15/2027	5.375%	77,000	76,230
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	54,000	52,642
03/15/2026	5.625%	29,000	29,363
LTF Merger Sub, Inc.(a)
06/15/2023	8.500%	48,000	50,235
Silversea Cruise Finance Ltd.(a)
02/01/2025	7.250%	83,000	88,034
Viking Cruises Ltd.(a)
09/15/2027	5.875%	35,000	33,164
Total			376,737
Life Insurance 2.3%
Brighthouse Financial, Inc.(a)
06/22/2047	4.700%	320,000	293,308
Five Corners Funding Trust(a)
11/15/2023	4.419%	1,089,000	1,138,585
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	314,000	326,969

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2047	3.850%	290,000	270,759
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	1,030,000	1,028,463
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	340,000	370,460
05/15/2047	4.270%	181,000	180,346
Voya Financial, Inc.
06/15/2046	4.800%	70,000	71,483
Total			3,680,373
Lodging 0.2%
Grupo Posadas SAB de CV(a)
06/30/2022	7.875%	150,000	155,839
Hilton Grand Vacations Borrower LLC/Inc.
12/01/2024	6.125%	35,000	37,245
Wyndham Hotels & Resorts, Inc.(a),(k)
04/15/2026	5.375%	45,000	45,000
Total			238,084
Media and Entertainment 0.9%
21st Century Fox America, Inc.
09/15/2044	4.750%	465,000	501,885
Discovery Communications LLC
09/20/2047	5.200%	60,000	59,803
Match Group, Inc.
06/01/2024	6.375%	117,000	124,728
Match Group, Inc.(a)
12/15/2027	5.000%	31,000	30,532
MDC Partners, Inc.(a)
05/01/2024	6.500%	32,000	31,353
Netflix, Inc.
02/15/2025	5.875%	118,000	123,605
11/15/2026	4.375%	135,000	127,601
Netflix, Inc.(a)
04/15/2028	4.875%	194,000	186,320
Nielsen Luxembourg SARL(a)
02/01/2025	5.000%	107,000	105,748
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	129,000	130,983
Scripps Networks Interactive, Inc.
06/15/2025	3.950%	2,000	1,977
Thomson Reuters Corp.
05/23/2043	4.500%	54,000	52,239
Total			1,476,774
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.8%
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	77,000	80,488
Constellium NV(a)
05/15/2024	5.750%	141,000	138,788
03/01/2025	6.625%	61,000	61,853
Freeport-McMoRan, Inc.
03/15/2043	5.450%	340,000	314,503
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	64,000	67,345
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	23,000	23,965
01/15/2025	7.625%	68,000	72,345
Novelis Corp.(a)
08/15/2024	6.250%	48,000	49,131
09/30/2026	5.875%	210,000	206,545
Steel Dynamics, Inc.
09/15/2025	4.125%	28,000	26,798
Teck Resources Ltd.
07/15/2041	6.250%	289,000	306,979
Total			1,348,740
Midstream 2.6%
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	83,000	82,419
Delek Logistics Partners LP(a)
05/15/2025	6.750%	71,000	71,715
Energy Transfer Equity LP
06/01/2027	5.500%	333,000	332,938
Enterprise Products Operating LLC
02/15/2045	5.100%	365,000	396,630
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	84,000	85,811
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	825,000	797,584
NGPL PipeCo LLC(a)
08/15/2027	4.875%	39,000	38,610
12/15/2037	7.768%	188,000	228,581
NuStar Logistics LP
04/28/2027	5.625%	92,000	89,106
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	626,000	557,916
Rockies Express Pipeline LLC(a)
04/15/2040	6.875%	143,000	165,105
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	63,000	62,808

8	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunoco LP/Finance Corp.(a)
01/15/2023	4.875%	30,000	29,004
02/15/2026	5.500%	52,000	50,176
03/15/2028	5.875%	32,000	31,123
Tallgrass Energy Partners LP/Finance Corp.(a)
01/15/2028	5.500%	108,000	108,477
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	456,000	453,826
Targa Resources Partners LP/Finance Corp.(a)
01/15/2028	5.000%	28,000	26,705
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	69,000	69,166
Williams Companies, Inc. (The)
06/24/2024	4.550%	310,000	311,837
Williams Partners LP
09/15/2045	5.100%	251,000	255,256
Total			4,244,793
Natural Gas 0.8%
NiSource, Inc.
05/15/2047	4.375%	500,000	503,828
Sempra Energy
06/15/2024	3.550%	425,000	421,771
06/15/2027	3.250%	450,000	428,202
Total			1,353,801
Oil Field Services 0.3%
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	15,000	15,067
Nabors Industries, Inc.(a)
02/01/2025	5.750%	162,000	152,457
Rowan Companies, Inc.
01/15/2024	4.750%	46,000	38,341
SESI LLC(a)
09/15/2024	7.750%	49,000	50,717
Transocean, Inc.(a)
01/15/2026	7.500%	30,000	29,533
U.S.A. Compression Partners LP/Finance Corp.(a)
04/01/2026	6.875%	48,000	48,752
Weatherford International LLC(a)
03/01/2025	9.875%	14,000	12,593
Weatherford International Ltd.
06/15/2021	7.750%	63,000	59,418
Total			406,878
Other Industry 0.1%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	84,000	83,613
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other REIT 0.1%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	51,000	51,101
03/15/2027	5.375%	180,000	179,841
Total			230,942
Packaging 0.8%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2024	7.250%	202,000	214,672
02/15/2025	6.000%	107,000	107,322
Berry Global, Inc.
07/15/2023	5.125%	120,000	121,297
Crown Americas LLC/Capital Corp. VI(a)
02/01/2026	4.750%	46,000	44,402
Multi-Color Corp.(a)
11/01/2025	4.875%	80,000	75,120
Novolex (a)
01/15/2025	6.875%	29,000	28,811
Owens-Brockway Glass Container, Inc.(a)
08/15/2023	5.875%	27,000	27,967
08/15/2025	6.375%	100,000	105,250
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	244,215	247,275
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	120,000	121,134
07/15/2024	7.000%	160,000	167,143
Total			1,260,393
Pharmaceuticals 1.0%
Allergan Funding SCS
03/15/2025	3.800%	435,000	427,024
Amgen, Inc.
06/15/2051	4.663%	280,000	289,009
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	77,000	75,034
Celgene Corp.
02/20/2048	4.550%	140,000	137,612
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	161,000	162,440
Valeant Pharmaceuticals International, Inc.(a)
03/15/2024	7.000%	135,000	140,723
04/15/2025	6.125%	399,000	342,871
11/01/2025	5.500%	58,000	56,436
04/01/2026	9.250%	79,000	78,695
Total			1,709,844

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 1.1%
HUB International Ltd.(a)
10/01/2021	7.875%	321,000	332,235
Liberty Mutual Group, Inc.(a)
06/15/2023	4.250%	885,000	904,669
08/01/2044	4.850%	10,000	10,443
Loews Corp.
04/01/2026	3.750%	585,000	590,297
Total			1,837,644
Railroads 0.1%
CSX Corp.
11/01/2046	3.800%	255,000	234,950
Restaurants 0.6%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	128,000	122,272
10/15/2025	5.000%	178,000	169,491
IRB Holding Corp.(a)
02/15/2026	6.750%	33,000	32,375
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	151,000	150,411
06/01/2027	4.750%	11,000	10,562
McDonald’s Corp.
12/09/2045	4.875%	340,000	369,630
03/01/2047	4.450%	99,000	101,893
Total			956,634
Retailers 0.2%
Asbury Automotive Group, Inc.
12/15/2024	6.000%	114,000	115,968
Group 1 Automotive, Inc.(a)
12/15/2023	5.250%	23,000	23,000
L Brands, Inc.
02/01/2028	5.250%	36,000	33,798
11/01/2035	6.875%	97,000	93,920
Lithia Motors, Inc.(a)
08/01/2025	5.250%	16,000	16,101
Penske Automotive Group, Inc.
12/01/2024	5.375%	78,000	78,377
05/15/2026	5.500%	17,000	16,704
Total			377,868
Supermarkets 0.4%
Kroger Co. (The)
02/01/2047	4.450%	298,000	281,083
01/15/2048	4.650%	312,000	303,207
Total			584,290
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supranational 0.1%
Banque Ouest Africaine de Developpement(a)
07/27/2027	5.000%	200,000	199,530
Technology 1.6%
Ascend Learning LLC(a)
08/01/2025	6.875%	29,000	29,798
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	650,000	632,180
Camelot Finance SA(a)
10/15/2024	7.875%	108,000	112,677
CDK Global, Inc.(a)
06/01/2027	4.875%	36,000	34,648
Equinix, Inc.
01/15/2026	5.875%	258,000	269,355
05/15/2027	5.375%	60,000	60,898
First Data Corp.(a)
12/01/2023	7.000%	164,000	172,175
01/15/2024	5.750%	114,000	114,851
Gartner, Inc.(a)
04/01/2025	5.125%	156,000	155,861
Informatica LLC(a)
07/15/2023	7.125%	65,000	64,884
Iron Mountain, Inc.(a)
09/15/2027	4.875%	60,000	55,676
03/15/2028	5.250%	109,000	102,596
MSCI, Inc.(a)
08/01/2026	4.750%	36,000	35,644
PTC, Inc.
05/15/2024	6.000%	128,000	134,080
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	150,000	141,031
Symantec Corp.(a)
04/15/2025	5.000%	169,000	170,475
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	90,000	89,853
Vantiv LLC/Vanity Issuer Corp.(a)
11/15/2025	4.375%	39,000	37,628
VeriSign, Inc.
04/01/2025	5.250%	192,000	195,087
07/15/2027	4.750%	6,000	5,745
Total			2,615,142
Transportation Services 0.5%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	113,000	108,035

10	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Concesionaria Mexiquense SA de CV(a)
(linked to Mexican Unidad de Inversion Index)
12/15/2035	5.950%	MXN	4,911,590	248,224
ERAC U.S.A. Finance LLC(a)
12/01/2026	3.300%		130,000	124,713
02/15/2045	4.500%		320,000	316,384
Hertz Corp. (The)(a)
06/01/2022	7.625%		89,000	90,446
Total				887,802
Wireless 1.3%
Altice France SA(a)
05/15/2024	6.250%		214,000	201,630
05/01/2026	7.375%		219,000	208,472
Comunicaciones Celulares SA Via Comcel Trust(a)
02/06/2024	6.875%		202,000	211,171
SBA Communications Corp.
09/01/2024	4.875%		420,000	411,114
Sprint Communications, Inc.(a)
03/01/2020	7.000%		60,000	63,000
Sprint Corp.
09/15/2023	7.875%		133,000	135,744
06/15/2024	7.125%		44,000	42,893
02/15/2025	7.625%		223,000	219,082
03/01/2026	7.625%		85,000	83,084
T-Mobile U.S.A., Inc.
01/15/2026	6.500%		291,000	309,094
02/01/2026	4.500%		50,000	47,896
02/01/2028	4.750%		92,000	88,445
Wind Tre SpA(a)
01/20/2026	5.000%		151,000	128,369
Total				2,149,994
Wirelines 1.4%
AT&T, Inc.
06/15/2045	4.350%		900,000	822,487
CenturyLink, Inc.
03/15/2022	5.800%		51,000	49,772
04/01/2024	7.500%		162,000	163,193
04/01/2025	5.625%		130,000	117,371
Frontier Communications Corp.
01/15/2023	7.125%		74,000	50,026
Frontier Communications Corp.(a)
04/01/2026	8.500%		41,000	39,625
Liquid Telecommunications Financing PLC(a)
07/13/2022	8.500%		200,000	209,930
Telecom Italia Capital SA
09/30/2034	6.000%		124,000	129,426
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Telecom Italia SpA(a)
05/30/2024	5.303%		123,000	125,931
Verizon Communications, Inc.
03/15/2055	4.672%		385,000	365,937
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%		208,000	203,317
Total				2,277,015
Total Corporate Bonds & Notes (Cost $64,704,447)				64,678,867

Foreign Government Obligations(i),(l) 12.2%

Argentina 0.9%
Argentine Republic Government International Bond
01/11/2028	5.875%		150,000	141,440
07/06/2028	6.625%		550,000	545,063
12/31/2033	8.280%		91,132	97,541
Autonomous City of Buenos Aires Argentina(a)
06/01/2027	7.500%		250,000	260,973
Provincia de Buenos Aires(a)
06/15/2027	7.875%		200,000	206,514
Provincia de Cordoba(a)
08/01/2027	7.125%		200,000	198,800
Total				1,450,331
Australia 0.5%
Queensland Treasury Corp.(a)
03/14/2033	6.500%	AUD	750,000	787,327
Belarus 0.2%
Republic of Belarus International Bond(a)
06/29/2027	7.625%		300,000	330,125
Brazil 1.4%
Brazil Notas do Tesouro Nacional Series F
01/01/2025	10.000%	BRL	4,000,000	1,287,137
Brazilian Government International Bond
01/07/2041	5.625%		150,000	147,358
Petrobras Global Finance BV(a)
01/27/2025	5.299%		222,000	219,539
01/27/2028	5.999%		259,000	256,071
Petrobras Global Finance BV
05/23/2026	8.750%		380,000	446,355
Total				2,356,460
Canada 0.5%
City of Toronto(m)
06/07/2027	2.400%	CAD	1,000,000	744,151

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2018 (Unaudited)
Foreign Government Obligations(i),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
NOVA Chemicals Corp.(a)
05/01/2025	5.000%		77,000	73,914
06/01/2027	5.250%		35,000	33,276
Total				851,341
China 0.5%
Beijing Gas Singapore Capital Corp.(a)
05/31/2022	2.750%		200,000	192,934
State Grid Overseas Investment 2016 Ltd.(a)
05/04/2027	3.500%		575,000	554,811
Total				747,745
Colombia 0.4%
Colombia Government International Bond
06/28/2027	9.850%	COP	1,500,000,000	675,072
Croatia 0.2%
Croatia Government International Bond(a)
01/26/2024	6.000%		225,000	248,697
Dominican Republic 1.0%
Dominican Republic International Bond(a)
01/08/2021	14.000%	DOP	5,392,000	121,630
03/04/2022	10.375%	DOP	26,000,000	548,190
02/10/2023	14.500%	DOP	3,600,000	86,218
04/20/2027	8.625%		218,000	257,909
04/30/2044	7.450%		281,000	319,687
01/27/2045	6.850%		200,000	215,866
Total				1,549,500
Ecuador 0.1%
Ecuador Government International Bond(a)
10/23/2027	8.875%		200,000	203,832
Egypt 0.3%
Egypt Government International Bond(a)
02/21/2028	6.588%		200,000	203,297
02/21/2048	7.903%		200,000	210,939
Total				414,236
El Salvador 0.0%
El Salvador Government International Bond(a)
01/18/2027	6.375%		65,000	64,695
Honduras 0.2%
Honduras Government International Bond(a)
03/15/2024	7.500%		200,000	221,101
01/19/2027	6.250%		150,000	159,018
Total				380,119
Foreign Government Obligations(i),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Indonesia 0.7%
Indonesia Government International Bond(a)
01/17/2038	7.750%		100,000	135,633
01/15/2045	5.125%		200,000	208,276
Majapahit Holding BV(a)
06/29/2037	7.875%		138,000	178,062
PT Pertamina Persero(a)
05/30/2044	6.450%		500,000	565,296
Total				1,087,267
Ivory Coast 0.4%
Ivory Coast Government International Bond(a)
03/22/2030	5.250%	EUR	200,000	246,479
06/15/2033	6.125%		200,000	190,378
Ivory Coast Government International Bond(a),(j)
12/31/2032	5.750%		292,005	280,933
Total				717,790
Kazakhstan 0.5%
Kazakhstan Government International Bond(a)
07/21/2045	6.500%		200,000	241,993
Kazakhstan Temir Zholy National Co. JSC(a)
11/17/2027	4.850%		200,000	200,128
KazMunayGas National Co., JSC(a)
05/05/2020	7.000%		300,000	322,476
Total				764,597
Kenya 0.1%
Kenya Government International Bond(a)
02/28/2028	7.250%		200,000	209,234
Malaysia 0.1%
Petronas Capital Ltd.(a)
08/12/2019	5.250%		75,000	77,328
Mexico 0.8%
Mexican Bonos
06/10/2021	6.500%	MXN	50,000	2,696
Mexico City Airport Trust(a)
07/31/2047	5.500%		200,000	182,008
Pemex Finance Ltd.
11/15/2018	9.150%		58,125	59,524
Petroleos Mexicanos(a)
09/12/2024	7.190%	MXN	260,000	12,910
Petroleos Mexicanos
01/23/2026	4.500%		102,000	98,669
08/04/2026	6.875%		350,000	384,560
11/12/2026	7.470%	MXN	4,700,000	228,801
03/13/2027	6.500%		100,000	106,808

12	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2018 (Unaudited)
Foreign Government Obligations(i),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
06/15/2035	6.625%		100,000	103,493
01/23/2045	6.375%		200,000	194,303
Total				1,373,772
Namibia 0.1%
Namibia International Bonds(a)
11/03/2021	5.500%		200,000	206,495
Nigeria 0.1%
Nigeria Government International Bond(a)
02/16/2032	7.875%		200,000	218,044
Oman 0.3%
Oman Government International Bond(a)
01/17/2028	5.625%		500,000	489,083
Pakistan 0.2%
Pakistan Government International Bond(a)
03/31/2036	7.875%		260,000	249,262
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/2044	6.100%		212,000	230,423
Russian Federation 0.6%
Gazprom Neft OAO Via GPN Capital SA(a)
09/19/2022	4.375%		226,000	224,941
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%		225,000	223,390
Russian Federal Bond - OFZ
01/19/2028	7.050%	RUB	31,000,000	545,467
Total				993,798
Senegal 0.1%
Senegal Government International Bond(a)
07/30/2024	6.250%		200,000	208,434
Serbia 0.1%
Serbia International Bond(a)
12/03/2018	5.875%		200,000	203,729
South Africa 0.9%
Republic of South Africa Government Bond
01/31/2037	8.500%	ZAR	15,000,000	1,232,983
Transnet SOC Ltd.(a)
07/26/2022	4.000%		200,000	195,416
Total				1,428,399
Trinidad and Tobago 0.1%
Petroleum Co. of Trinidad & Tobago Ltd.(a)
08/14/2019	9.750%		200,000	211,000
Foreign Government Obligations(i),(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Turkey 0.5%
Turkey Government International Bond
03/25/2027	6.000%	576,000	584,489
01/14/2041	6.000%	200,000	187,764
Total			772,253
Ukraine 0.3%
Ukraine Government International Bond(a)
09/01/2024	7.750%	100,000	103,163
09/01/2026	7.750%	200,000	205,001
09/25/2032	7.375%	220,000	212,523
Total			520,687
Total Foreign Government Obligations (Cost $19,614,434)			20,021,075

Inflation-Indexed Bonds 1.0%

United States 1.0%
U.S. Treasury Inflation-Indexed Bond
01/15/2028	0.500%	1,677,850	1,648,075
Total Inflation-Indexed Bonds (Cost $1,639,171)			1,648,075

Residential Mortgage-Backed Securities - Agency 4.5%

Federal Home Loan Mortgage Corp.
10/01/2026	8.000%	34,067	35,202
Federal Home Loan Mortgage Corp.(b),(n)
CMO Series 318 Class S1
1-month USD LIBOR + 5.950% 11/15/2043	4.173%	3,687,258	651,927
CMO Series 326 Class S2
1-month USD LIBOR + 5.950% 03/15/2044	4.173%	633,243	107,696
Federal Home Loan Mortgage Corp.(n)
CMO Series 4120 Class AI
11/15/2039	3.500%	2,944,976	323,530
Federal Home Loan Mortgage Corp.(g),(n)
CMO Series 4620 Class AS
11/15/2042	1.500%	2,267,815	133,681
Federal National Mortgage Association(k)
04/17/2033	3.000%	1,000,000	998,698
Federal National Mortgage Association
05/01/2041	4.000%	173,648	176,944
Federal National Mortgage Association(g),(n),(o)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	4,125,260	0
Federal National Mortgage Association(n)
CMO Series 2012-133 Class EI
07/25/2031	3.500%	1,727,498	195,779

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-139 Class IL
04/25/2040	3.500%	2,667,425	374,946
CMO Series 2013-1 Class AI
02/25/2043	3.500%	2,064,182	429,513
Federal National Mortgage Association(b),(n)
CMO Series 2014-93 Class ES
1-month USD LIBOR + 6.150% 01/25/2045	4.279%	646,675	110,146
CMO Series 2016-31 Class H5
1-month USD LIBOR + 6.000% 06/25/2046	4.129%	1,132,198	230,873
CMO Series 2016-31 Class VS
1-month USD LIBOR + 6.000% 06/25/2046	4.129%	1,568,959	280,711
CMO Series 2016-42 Class SB
1-month USD LIBOR + 6.000% 07/25/2046	4.129%	2,420,390	445,357
Government National Mortgage Association(k)
04/19/2048	3.000%	2,000,000	1,967,617
Government National Mortgage Association(n)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	1,970,548	240,914
Government National Mortgage Association(b),(n)
CMO Series 2015-144 Class SA
1-month USD LIBOR + 6.200% 10/20/2045	4.378%	797,156	158,745
CMO Series 2016-108 Class SN
1-month USD LIBOR + 6.080% 08/20/2046	4.258%	899,405	183,939
CMO Series 2016-146 Class NS
1-month USD LIBOR + 6.100% 10/20/2046	4.278%	450,390	89,089
CMO Series 2016-91 Class NS
1-month USD LIBOR + 6.080% 07/20/2046	4.258%	888,123	185,492
Total Residential Mortgage-Backed Securities - Agency (Cost $7,714,137)			7,320,799

Residential Mortgage-Backed Securities - Non-Agency 16.7%

Ajax Mortgage Loan Trust(a)
CMO Series 2016-C Class A
10/25/2057	4.000%	652,211	654,183
Banc of America Funding Trust(a),(e),(g)
CMO Series 2016-R1 Class M2
03/25/2040	3.500%	507,334	489,020
Bayview Opportunity Master Fund IIIa Trust(a)
CMO Series 2017-RN7 Class A1
09/28/2032	3.105%	195,570	195,646
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayview Opportunity Master Fund IIIb Trust(a),(g)
CMO Series 2017-RN2 Class A1
04/28/2032	3.475%	228,372	228,047
Bayview Opportunity Master Fund IV Trust(a)
CMO Series 2018-RN2 Class A1
02/25/2033	3.598%	981,901	982,574
Bayview Opportunity Master Fund IVa Trust(a),(d),(e)
CMO Series 2018-RN3 Class A1
03/28/2033	3.672%	300,000	300,000
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2017-NPL2 Class A1
10/28/2032	2.981%	957,740	957,601
CAM Mortgage Trust(a)
CMO Series 2016-2 Class A1
06/15/2057	3.250%	835,400	835,469
CIM Trust(a)
CMO Series 2017-6 Class A1
06/25/2057	3.015%	861,164	840,494
CMO Series 2017-8 Class A1
12/25/2065	3.000%	919,268	917,682
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2013-2 Class 1A1
11/25/2037	3.712%	205,956	206,675
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A2
05/25/2046	3.500%	74,112	74,475
COLT Mortgage Loan Trust(a),(g)
CMO Series 2016-2 Class A2
09/25/2046	3.250%	280,298	280,189
Credit Suisse Mortgage Capital Certificates(a),(g)
CMO Series 2008-4R Class 3A4
01/26/2038	3.517%	1,715,671	1,687,248
Credit Suisse Mortgage Trust(a),(e)
CMO Series 2018-RPL2 Class A1
08/25/2062	4.030%	200,000	199,995
CTS Corp.(a),(e)
CMO Series 2015-6R Class 3A2
02/27/2036	3.750%	654,344	658,433
Deephaven Residential Mortgage Trust(a)
CMO Series 2016-1A Class A1
07/25/2046	4.000%	314,629	314,862
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
CMO Series 2003-1 Class 1A7
04/25/2033	5.500%	281,220	277,291
GCAT (a)
CMO Series 2017-1 Class A2
03/25/2047	3.375%	312,099	310,017

14	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GCAT LLC(a)
CMO Series 2017-2 Class A1
04/25/2047	3.500%	761,565	761,797
CMO Series 2017-3 Class A1
04/25/2047	3.352%	394,926	395,010
CMO Series 2017-4 Class A1
05/25/2022	3.228%	417,267	417,401
GMAC Mortgage Home Equity Loan Trust
CMO Series 2004-HE5 Class A5 (FGIC)
09/25/2034	5.865%	58,150	58,989
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	781,622	772,683
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	3.500%	937,007	928,835
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class A
01/25/2023	3.193%	942,594	937,380
Series 2018-PLS1 Class C
01/25/2023	3.981%	471,297	468,547
Series 2018-PLS1 Class D
01/25/2023	4.374%	471,297	468,564
Subordinated CMO Series 2018-PLS2 Class C
02/25/2023	4.102%	481,240	479,937
Subordinated CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	818,108	815,906
Oak Hill Advisors Residential Loan Trust(a)
CMO Series 2017-NPL1 Class A1
06/25/2057	3.000%	278,486	278,485
CMO Series 2017-NPL2 Class A1
07/25/2057	3.000%	1,426,912	1,426,903
Oaktown Re Ltd.(a),(b),(e)
CMO Series 2017-1A Class M1
1-month USD LIBOR + 2.250% 04/25/2027	4.122%	546,695	547,050
PNMAC GMSR Issuer Trust(a),(b),(e)
CMO Series 2017-GT2 Class A
1-month USD LIBOR + 4.000% 08/25/2023	5.872%	1,200,000	1,204,500
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% 02/25/2023	4.627%	1,500,000	1,505,665
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2017-2A Class A1
09/25/2022	3.470%	877,549	877,530
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Preston Ridge Partners Mortgage LLC(a),(g)
CMO Series 2017-3A Class A1
11/25/2022	3.470%	1,157,456	1,155,689
Pretium Mortgage Credit Partners I(a)
CMO Series 2017-NPL2 Class A1
03/28/2057	3.250%	298,063	296,326
Pretium Mortgage Credit Partners I LLC(a)
CMO Series 2018-NPL1 Class A1
01/27/2033	3.375%	959,846	956,895
SGR Residential Mortgage Trust(a)
CMO Series 2016-1 Class A1
11/25/2046	3.750%	324,667	317,958
Sunset Mortgage Loan Co., LLC(a)
CMO Series 2017-NPL1 Class A
06/15/2047	3.500%	632,828	633,414
Vericrest Opportunity Loan Transferee LVIII LLC(a)
CMO Series 2017-NPL5 Class A1
05/28/2047	3.375%	454,038	453,278
Vericrest Opportunity Loan Transferee LXII LLC(a)
CMO Series 2017-NPL9 Class A1
09/25/2047	3.125%	252,118	252,186
Verus Securitization Trust(a)
CMO Series 2018-1 Class A3
02/25/2048	3.205%	580,545	580,496
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $27,359,125)			27,401,325

Rights 0.1%
Issuer	Shares	Value ($)
Energy 0.1%
Energy Equipment & Services 0.1%
Fieldwood Energy LLC(d),(e),(h)	8,596	200,545
Total Energy		200,545
Total Rights (Cost $200,545)		200,545

Senior Loans 7.1%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.3%
Aretec Group, Inc.(b),(p)
2nd Lien Term Loan PIK
3-month USD LIBOR + 7.500% 05/23/2021	5.148%	350,774	350,995

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018	15

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Tranche B1 Term Loan
3-month USD LIBOR + 4.250% 11/23/2020	5.898%	179,419	179,419
Total			530,414
Cable and Satellite 0.3%
Cogeco Communications (U.S.A.) II LP(b),(p)
Tranche B Term Loan
3-month USD LIBOR + 2.375% 01/03/2025	4.252%	50,000	50,028
Encompass Digital Media, Inc.(b),(e),(p)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.500% 06/06/2021	6.810%	425,606	416,030
Total			466,058
Chemicals 0.6%
ColourOz Investment 1 GmbH(b),(p)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 3.500% 09/07/2021	4.741%	70,026	65,781
ColourOz Investment 2 LLC(b),(p)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 3.500% 09/07/2021	4.741%	423,597	397,919
Houghton International(b),(e),(p)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 12/21/2020	10.377%	500,000	500,000
Kraton Polymers LLC(b),(p)
Term Loan
3-month USD LIBOR + 2.500% 03/08/2025	4.377%	117,371	118,016
Total			1,081,716
Consumer Cyclical Services 1.4%
Staples, Inc.(b),(p)
Term Loan
3-month USD LIBOR + 4.000% 09/12/2024	5.787%	773,063	765,139
Uber Technologies, Inc.(b),(p)
Term Loan
3-month USD LIBOR + 4.000% 07/13/2023	5.877%	1,484,962	1,488,942
Total			2,254,081
Consumer Products 0.1%
Serta Simmons Bedding LLC(b),(p)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	9.711%	125,259	99,330
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Electric 0.3%
Astoria Energy LLC(b),(p)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 12/24/2021	5.880%	478,912	481,307
Environmental 0.2%
STI Infrastructure SARL(b),(e),(p)
Term Loan
3-month USD LIBOR + 5.250% 08/22/2020	7.802%	339,230	318,876
Gaming 0.9%
Affinity Gaming(b),(p)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 01/31/2025	10.127%	1,000,000	1,011,980
Stars Group, Inc. (The)(b),(p)
Tranche B3 1st Lien Term Loan
3-month USD LIBOR + 3.500% 08/01/2021	5.802%	486,275	488,220
Total			1,500,200
Independent Energy 0.1%
Chesapeake Energy Corp.(b),(p)
Tranche A Term Loan
3-month USD LIBOR + 7.500% 08/23/2021	9.444%	104,420	110,778
Leisure 0.1%
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings, LLC(b),(e),(p)
2nd Lien Term Loan
3-month USD LIBOR + 7.250% 05/06/2022	9.127%	100,000	100,500
Media and Entertainment 0.0%
UFC Holdings LLC(b),(p)
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 08/18/2024	9.377%	9,000	9,153
Oil Field Services 0.4%
Fieldwood Energy LLC(p),(q)
1st Lien Term Loan
09/30/2020		372,536	353,909
Term Loan
08/31/2020		275,952	273,653
Fieldwood Energy LLC(e),(p),(q)
2nd Lien Term Loan
09/30/2020		627,464	125,493
Total			753,055

16	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Other Industry 0.6%
Lightstone Holdco LLC(b),(p)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 01/30/2024	5.627%	912,971	917,198
Tranche C Term Loan
3-month USD LIBOR + 3.750% 01/30/2024	5.627%	57,971	58,240
Total			975,438
Packaging 0.9%
Coveris Holdings SA(b),(p)
Tranche B1 Term Loan
3-month USD LIBOR + 4.250% 06/29/2022	6.552%	493,573	495,301
ProAmpac PG Borrower LLC(b),(p)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 11/20/2023	5.303%	990,000	996,682
Total			1,491,983
Retailers 0.3%
Academy Ltd.(b),(p)
Term Loan
3-month USD LIBOR + 4.000% 07/01/2022	5.777%	562,294	447,024
Sports Authority, Inc. (The)(p),(q)
Tranche B Term Loan
11/16/2017		584,002	1,559
Total			448,583
Technology 0.6%
Ascend Learning LLC(b),(p)
Term Loan
3-month USD LIBOR + 3.250% 07/12/2024	4.877%	13,965	14,000
Genesys Telecommunications Laboratories, Inc.(b),(p)
Tranche B3 Term Loan
3-month USD LIBOR + 3.500% 12/01/2023	5.802%	29,777	29,945
Hyland Software, Inc.(b),(p)
Tranche 3 1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/01/2022	5.127%	994,988	1,002,808
Total			1,046,753
Total Senior Loans (Cost $12,611,885)			11,668,225

Treasury Bills 0.6%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Egypt 0.5%
Egypt Treasury Bills
12/11/2018	17.060%	EGP	14,600,000	739,305
Nigeria 0.1%
Nigeria Treasury Bills
01/17/2019	14.800%	NGN	68,000,000	168,768
Total Treasury Bills (Cost $898,459)				908,073

U.S. Treasury Obligations 1.5%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
U.S. Treasury
09/30/2022	1.875%		2,525,000	2,453,993
Total U.S. Treasury Obligations (Cost $2,506,457)				2,453,993

Options Purchased Calls 0.0%
Value ($)
(Cost $79,600)	4,901

Options Purchased Puts 0.4%

(Cost $451,750)	683,608

Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(r),(s)	4,614,758	4,614,296
Total Money Market Funds (Cost $4,614,296)		4,614,296
Total Investments in Securities (Cost: $166,234,343)		165,362,334
Other Assets & Liabilities, Net		(1,445,958)
Net Assets		163,916,376

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2018 (Unaudited)
At March 31, 2018, securities and/or cash totaling $1,543,315 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,028,000 AUD	805,849 USD	Citi	04/19/2018	16,289	—
960,000 CAD	739,803 USD	Citi	04/19/2018	—	(5,570)
1,316,000 EUR	1,627,329 USD	Credit Suisse	04/12/2018	7,018	—
839,483 USD	6,909,000 SEK	Credit Suisse	04/12/2018	—	(11,502)
367,000 EUR	454,075 USD	Credit Suisse	04/19/2018	1,985	—
4,000 SEK	487 USD	Credit Suisse	04/19/2018	7	—
417,119 USD	3,240,000 NOK	Credit Suisse	04/19/2018	—	(3,589)
150,000 EUR	185,157 USD	HSBC	04/12/2018	471	—
1,841,896,000 COP	641,977 USD	HSBC	04/19/2018	—	(17,107)
411,033 USD	43,600,000 JPY	JPMorgan	04/19/2018	—	(865)
413,832 USD	3,200,000 NOK	JPMorgan	04/19/2018	—	(5,408)
3,400,000 SEK	411,922 USD	Morgan Stanley	04/12/2018	4,463	—
409,410 USD	3,200,000 NOK	Morgan Stanley	04/12/2018	—	(1,072)
8,861,482 MXN	474,517 USD	Morgan Stanley	04/19/2018	—	(11,722)
3,915,000 BRL	1,201,658 USD	Standard Chartered	04/19/2018	17,344	—
9,090,000 ZAR	765,980 USD	TD Securities	04/19/2018	—	(94)
410,789 USD	43,800,000 JPY	UBS	04/19/2018	1,260	—
Total				48,837	(56,929)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-BTP	29	06/2018	EUR	4,071,365	131,509	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bobl	(106)	06/2018	EUR	(13,995,679)	—	(137,961)
Euro-Bund	(24)	06/2018	EUR	(3,835,221)	—	(79,634)
Long Gilt	(29)	06/2018	GBP	(3,629,748)	—	(88,251)
U.S. Treasury 10-Year Note	(61)	06/2018	USD	(7,425,875)	—	(59,225)
U.S. Treasury 5-Year Note	(98)	06/2018	USD	(11,236,377)	2,911	—
U.S. Ultra Bond	(42)	06/2018	USD	(6,849,810)	—	(223,519)
Total					2,911	(588,590)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	4,000,000	4,000,000	2.15	08/2018	79,600	4,901

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	4,000,000	4,000,000	2.40	08/2018	78,000	156,670
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	13,000,000	13,000,000	2.85	01/2021	373,750	526,938
Total							451,750	683,608

18	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2018 (Unaudited)
Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(14,000,000)	(14,000,000)	3.00	05/2018	(98,000)	(23,118)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.740%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	Morgan Stanley	02/16/2023	USD	15,500,000	39,058	—	—	39,058	—
Fixed rate of 6.361%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	10/24/2025	MXN	17,000,000	(65,004)	—	—	—	(65,004)
Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/21/2026	MXN	8,000,000	(41,740)	—	—	—	(41,740)
Fixed rate of 5.960%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	02/02/2026	MXN	20,000,000	(107,449)	—	—	—	(107,449)
3-Month USD LIBOR	Fixed rate of 1.783%	Receives Quarterly, Pays Semi annually	Morgan Stanley	02/04/2026	USD	900,000	63,251	—	—	63,251	—
Total							(111,884)	—	—	102,309	(214,193)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 AAA	Citi	11/17/2059	0.500	Monthly	USD	1,600,000	1,440	(111)	—	(585)	1,914	—
Markit CMBX North America Index, Series 10 AAA	Citi	11/17/2059	0.500	Monthly	USD	1,600,000	1,440	(111)	1,536	—	—	(207)
Total								(222)	1,536	(585)	1,914	(207)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 30	Morgan Stanley	06/20/2023	5.000	Quarterly	USD	11,860,000	(1,781)	—	—	—	(1,781)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 6 BBB-	Credit Suisse	05/11/2063	3.000	Monthly	7.163%	USD	250,000	(37,324)	104	—	(31,077)	—	(6,143)
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	7.163%	USD	250,000	(37,325)	104	—	(29,553)	—	(7,668)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	4.770%	USD	500,000	(56,228)	208	—	(55,569)	—	(451)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	4.770%	USD	250,000	(28,114)	104	—	(26,831)	—	(1,179)
Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2018 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 6 BBB-	Morgan Stanley	05/11/2063	3.000	Monthly	7.163%	USD	500,000	(74,650)	208	—	(71,062)	—	(3,380)
Markit CMBX North America Index, Series 6 BBB-	Morgan Stanley	05/11/2063	3.000	Monthly	7.163%	USD	550,000	(82,115)	229	—	(32,672)	—	(49,214)
Total									957	—	(246,764)	—	(68,035)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 30	Morgan Stanley	06/20/2023	1.000	Quarterly	0.655%	USD	6,400,000	3,350	—	—	3,350	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2018, the value of these securities amounted to $89,656,929, which represents 54.70% of net assets.
(b)	Variable rate security.
(c)	Represents shares owned in the residual interest of an asset-backed securitization.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2018, the value of these securities amounted to $1,315,545, which represents 0.80% of net assets.
(e)	Valuation based on significant unobservable inputs.
(f)	Zero coupon bond.
(g)	Represents a variable rate security where the coupon rate adjusts periodically using the weighted average coupon of the underlying mortgages.
(h)	Non-income producing investment.
(i)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(j)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(k)	Represents a security purchased on a when-issued basis.
(l)	Principal and interest may not be guaranteed by the government.
(m)	Represents a security purchased on a forward commitment basis.
(n)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(o)	Negligible market value.
(p)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2018. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement therefore no weighted average coupon rate is disclosed. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
20	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(q)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2018, the value of these securities amounted to $754,614, which represents 0.46% of net assets.
(r)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(s)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	6,491,622	18,078,144	(19,955,008)	4,614,758	(369)	(597)	28,136	4,614,296
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
FGIC	Financial Guaranty Insurance Corporation
PIK	Payment In Kind
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
COP	Colombian Peso
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
RUB	Russian Ruble
SEK	Swedish Krona
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018	21

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	14,000,962	815,000	—	14,815,962
Commercial Mortgage-Backed Securities - Non-Agency	—	8,912,262	—	—	8,912,262
Common Stocks
Financials	—	—	—	—	—
Utilities	—	—	30,328	—	30,328
Total Common Stocks	—	—	30,328	—	30,328
Corporate Bonds & Notes	—	64,678,867	—	—	64,678,867
Foreign Government Obligations	—	20,021,075	—	—	20,021,075
Inflation-Indexed Bonds	—	1,648,075	—	—	1,648,075
Residential Mortgage-Backed Securities - Agency	—	7,320,799	—	—	7,320,799
Residential Mortgage-Backed Securities - Non-Agency	—	24,002,327	3,398,998	—	27,401,325
Rights
Energy	—	—	200,545	—	200,545
Senior Loans	—	10,207,326	1,460,899	—	11,668,225
Treasury Bills	—	908,073	—	—	908,073
U.S. Treasury Obligations	2,453,993	—	—	—	2,453,993
Options Purchased Calls	—	4,901	—	—	4,901
Options Purchased Puts	—	683,608	—	—	683,608
Money Market Funds	—	—	—	4,614,296	4,614,296
Total Investments in Securities	2,453,993	152,388,275	5,905,770	4,614,296	165,362,334
22	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	48,837	—	—	48,837
Futures Contracts	134,420	—	—	—	134,420
Options Contracts Written	—	(23,118)	—	—	(23,118)
Swap Contracts	—	107,573	—	—	107,573
Liability
Forward Foreign Currency Exchange Contracts	—	(56,929)	—	—	(56,929)
Futures Contracts	(588,590)	—	—	—	(588,590)
Swap Contracts	—	(284,216)	—	—	(284,216)
Total	1,999,823	152,180,422	5,905,770	4,614,296	164,700,311
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, Management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 12/31/2017 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 03/31/2018 ($)
Asset-Backed Securities — Non-Agency	2,476,000	—	—	(111,000)	—	—	—	(1,550,000)	815,000
Common Stocks	260,400	—	305,080	(197,384)	—	(337,768)	—	—	30,328
Corporate Bonds & Notes	332,280	—	—	—	—	—	—	(332,280)	—
Residential Mortgage-Backed Securities — Non-Agency	5,033,223	165	188	(5,787)	499,995	(2,128,786)	—	—	3,398,998
Rights	—	—	—	—	200,545	—	—	—	200,545
Senior Loans	600,000	140	—	(58,305)	—	—	919,064	—	1,460,899
Total	8,701,903	305	305,268	(372,476)	700,540	(2,466,554)	919,064	(1,882,280)	5,905,770
(a) Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2018 was $(209,194), which is comprised of Asset Backed Securities - Non-Agency of $(111,000), Common Stocks of $(23,048), Residential Mortgage-Backed Securities - Non-Agency of $(3,287), and Senior Loans of $(71,859).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock, senior loans, rights, residential mortgage backed securities and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018	23

Portfolio of Investments
Variable Portfolio – U.S. Flexible Growth Fund (formerly Columbia Variable Portfolio – U.S. Flexible Growth Fund), March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 57.0%
	Shares	Value ($)
U.S. Large Cap 57.0%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,434,006	69,721,383
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares(a),(b)	6,780,943	139,348,384
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	2,906,070	69,658,496
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	2,357,989	69,419,206
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	6,939,325	139,411,045
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	2,436,460	69,268,544
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	3,158,084	70,046,289
Total		626,873,347
Total Equity Funds (Cost $552,899,659)		626,873,347

Exchange-Traded Funds 3.0%

iShares Core U.S. Aggregate Bond ETF	156,000	16,731,000
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,300	387,387
SPDR S&P 500 ETF Trust	14,500	3,815,675
Vanguard Total Bond Market ETF	144,000	11,509,920
Total Exchange-Traded Funds (Cost $32,422,736)		32,443,982

Fixed-Income Funds 12.7%

High Yield 0.7%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	1,092,422	8,094,850
Investment Grade 12.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	2,716,681	27,845,978
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	868,144	8,125,826
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	660,520	6,750,515
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	794,804	8,154,691
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(a)	2,451,649	26,968,137
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	2,240,487	24,174,852
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(a)	2,488,809	26,082,720
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	374,111	3,752,336
Total		131,855,055
Total Fixed-Income Funds (Cost $141,131,634)		139,949,905

Residential Mortgage-Backed Securities - Agency 3.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
04/12/2048	3.500%	35,000,000	35,073,143
Total Residential Mortgage-Backed Securities - Agency (Cost $34,788,086)			35,073,143

Options Purchased Puts 1.1%
Value ($)
(Cost $13,185,368)	12,524,175

Money Market Funds 25.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(a),(d)	274,135,808	274,108,394
Total Money Market Funds (Cost $274,126,940)		274,108,394
Total Investments in Securities (Cost: $1,048,554,423)		1,120,972,946
Other Assets & Liabilities, Net		(21,891,666)
Net Assets		1,099,081,280
At March 31, 2018, securities and/or cash totaling $9,428,602 were pledged as collateral.
Variable Portfolio – U.S. Flexible Growth Fund | Quarterly Report 2018	1

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Growth Fund (formerly Columbia Variable Portfolio – U.S. Flexible Growth Fund), March 31, 2018 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	1,540	06/2018	USD	203,511,000	—	(11,238,119)
S&P 500 Index	21	06/2018	USD	13,875,750	—	(766,049)
U.S. Long Bond	122	06/2018	USD	18,066,188	394,165	—
U.S. Treasury 10-Year Note	273	06/2018	USD	33,233,832	249,569	—
U.S. Treasury 2-Year Note	98	06/2018	USD	20,832,193	2,041	—
U.S. Treasury 5-Year Note	275	06/2018	USD	31,530,650	93,562	—
U.S. Ultra Bond	89	06/2018	USD	14,515,073	402,758	—
Total					1,142,095	(12,004,168)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	59,419,575	225	1,900.00	06/2019	1,215,685	895,500
S&P 500 Index	Deutsche Bank	USD	298,682,397	1,131	2,000.00	12/2019	8,378,495	7,549,425
S&P 500 Index	Deutsche Bank	USD	129,402,630	490	2,100.00	12/2019	3,591,188	4,079,250
Total							13,185,368	12,524,175
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	242,249,460	105,068,826	(73,182,478)	274,135,808	—	(2,196)	(21,988)	989,038	274,108,394
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	1,314,241	119,765	—	1,434,006	—	—	(163,542)	—	69,721,383
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	966,572	126,215	(365)	1,092,422	—	(145)	(161,779)	—	8,094,850
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	2,407,690	311,752	(2,761)	2,716,681	—	(1,108)	(274,686)	—	27,845,978
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares
	6,168,457	612,486	—	6,780,943	—	—	(1,400,422)	—	139,348,384
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	773,564	95,939	(1,359)	868,144	—	(289)	(66,102)	—	8,125,826
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	566,982	93,715	(177)	660,520	—	(72)	(238,491)	—	6,750,515
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	2,572,438	333,632	—	2,906,070	—	—	(2,625,358)	—	69,658,496
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	706,210	89,285	(691)	794,804	—	(249)	(66,545)	—	8,154,691
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares
	2,169,318	283,249	(918)	2,451,649	—	(270)	(344,378)	—	26,968,137
2	Variable Portfolio – U.S. Flexible Growth Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Growth Fund (formerly Columbia Variable Portfolio – U.S. Flexible Growth Fund), March 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares
	2,187,357	182,258	(11,626)	2,357,989	—	11,497	420,551	—	69,419,206
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	6,239,402	699,924	(1)	6,939,325	—	—	(2,890,283)	—	139,411,045
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares
	2,349,719	95,114	(8,373)	2,436,460	—	1,936	2,911,497	—	69,268,544
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	1,978,665	263,109	(1,287)	2,240,487	—	(437)	(307,903)	—	24,174,852
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	2,803,431	354,653	—	3,158,084	—	—	(2,054,926)	—	70,046,289
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares
	2,198,565	291,483	(1,239)	2,488,809	—	(358)	(317,536)	—	26,082,720
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares
	335,113	39,740	(742)	374,111	—	(103)	(10,122)	—	3,752,336
Total					—	8,206	(7,612,013)	989,038	1,040,931,646

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2018.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Variable Portfolio – U.S. Flexible Growth Fund | Quarterly Report 2018	3

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Growth Fund (formerly Columbia Variable Portfolio – U.S. Flexible Growth Fund), March 31, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	626,873,347	626,873,347
Exchange-Traded Funds	32,443,982	—	—	—	32,443,982
Fixed-Income Funds	—	—	—	139,949,905	139,949,905
Residential Mortgage-Backed Securities - Agency	—	35,073,143	—	—	35,073,143
Options Purchased Puts	12,524,175	—	—	—	12,524,175
Money Market Funds	—	—	—	274,108,394	274,108,394
Total Investments in Securities	44,968,157	35,073,143	—	1,040,931,646	1,120,972,946
Investments in Derivatives
Asset
Futures Contracts	1,142,095	—	—	—	1,142,095
Liability
Futures Contracts	(12,004,168)	—	—	—	(12,004,168)
Total	34,106,084	35,073,143	—	1,040,931,646	1,110,110,873
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
4	Variable Portfolio – U.S. Flexible Growth Fund | Quarterly Report 2018

Portfolio of Investments
Variable Portfolio – U.S. Flexible Moderate Growth Fund (formerly Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund), March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 43.8%
	Shares	Value ($)
U.S. Large Cap 43.8%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	791,287	38,472,377
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares(a),(b)	3,746,892	76,998,631
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	1,603,734	38,441,499
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	1,302,802	38,354,497
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	3,832,548	76,995,891
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	1,347,556	38,311,020
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	1,740,183	38,597,260
Total		346,171,175
Total Equity Funds (Cost $308,202,822)		346,171,175

Exchange-Traded Funds 5.0%

iShares Core U.S. Aggregate Bond ETF	191,400	20,527,650
iShares iBoxx $ Investment Grade Corporate Bond ETF	7,713	905,429
SPDR S&P 500 ETF Trust	7,600	1,999,940
Vanguard Total Bond Market ETF	207,310	16,570,288
Total Exchange-Traded Funds (Cost $40,362,814)		40,003,307

Fixed-Income Funds 26.0%

High Yield 1.5%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	1,599,155	11,849,738
Investment Grade 24.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	3,983,887	40,834,843
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	1,276,602	11,948,990
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	972,574	9,939,703
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	1,168,431	11,988,104
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(a)	3,594,024	39,534,260
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	3,284,757	35,442,523
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(a)	3,651,672	38,269,526
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	543,282	5,449,123
Total		193,407,072
Total Fixed-Income Funds (Cost $207,107,031)		205,256,810

Residential Mortgage-Backed Securities - Agency 3.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
04/12/2048	3.500%	25,500,000	25,553,290
04/12/2048	4.000%	450,000	461,788
Total Residential Mortgage-Backed Securities - Agency (Cost $25,804,887)			26,015,078

Options Purchased Puts 0.9%
Value ($)
(Cost $7,148,498)	6,828,725

Money Market Funds 23.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(a),(d)	184,440,208	184,421,764
Total Money Market Funds (Cost $184,434,586)		184,421,764
Total Investments in Securities (Cost: $773,060,638)		808,696,859
Other Assets & Liabilities, Net		(18,012,754)
Net Assets		790,684,105
At March 31, 2018, securities and/or cash totaling $5,574,472 were pledged as collateral.
Variable Portfolio – U.S. Flexible Moderate Growth Fund | Quarterly Report 2018	1

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Moderate Growth Fund (formerly Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund), March 31, 2018 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	925	06/2018	USD	122,238,750	—	(6,750,169)
S&P 500 Index	10	06/2018	USD	6,607,500	—	(364,785)
U.S. Long Bond	126	06/2018	USD	18,658,522	422,397	—
U.S. Treasury 10-Year Note	118	06/2018	USD	14,364,807	111,411	—
U.S. Treasury 2-Year Note	117	06/2018	USD	24,871,088	2,620	—
U.S. Treasury 5-Year Note	165	06/2018	USD	18,918,390	59,460	—
U.S. Ultra Bond	59	06/2018	USD	9,622,352	293,133	—
Total					889,021	(7,114,954)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	42,253,920	160	1,900.00	06/2019	864,487	636,800
S&P 500 Index	Deutsche Bank	USD	142,871,067	541	2,000.00	12/2019	4,007,751	3,611,175
S&P 500 Index	Deutsche Bank	USD	81,866,970	310	2,100.00	12/2019	2,276,260	2,580,750
Total							7,148,498	6,828,725
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	161,288,850	64,425,032	(41,273,674)	184,440,208	—	(1,277)	(15,201)	658,372	184,421,764
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	722,277	69,564	(554)	791,287	—	587	(63,817)	—	38,472,377
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	1,422,600	176,555	—	1,599,155	—	—	(234,836)	—	11,849,738
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	3,552,167	431,720	—	3,983,887	—	—	(401,665)	—	40,834,843
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares
	3,395,578	352,253	(939)	3,746,892	—	182	(708,061)	—	76,998,631
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	1,144,831	131,771	—	1,276,602	—	—	(97,284)	—	11,948,990
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	835,032	137,542	—	972,574	—	—	(349,951)	—	9,939,703
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	1,413,860	190,800	(926)	1,603,734	—	294	(1,413,347)	—	38,441,499
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	1,044,393	124,038	—	1,168,431	—	—	(97,213)	—	11,988,104
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares
	3,197,212	396,812	—	3,594,024	—	—	(501,686)	—	39,534,260
2	Variable Portfolio – U.S. Flexible Moderate Growth Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Moderate Growth Fund (formerly Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund), March 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares
	1,203,106	102,634	(2,938)	1,302,802	—	5,687	262,750	—	38,354,497
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	3,434,449	399,017	(918)	3,832,548	—	151	(1,526,152)	—	76,995,891
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares
	1,292,128	56,489	(1,061)	1,347,556	—	1,487	1,618,725	—	38,311,020
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	2,918,256	366,501	—	3,284,757	—	—	(449,683)	—	35,442,523
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	1,541,406	199,428	(651)	1,740,183	—	111	(1,098,126)	—	38,597,260
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares
	3,244,285	407,387	—	3,651,672	—	—	(463,723)	—	38,269,526
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares
	489,684	53,598	—	543,282	—	—	(14,764)	—	5,449,123
Total					—	7,222	(5,554,034)	658,372	735,849,749

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2018.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Variable Portfolio – U.S. Flexible Moderate Growth Fund | Quarterly Report 2018	3

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Moderate Growth Fund (formerly Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund), March 31, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	346,171,175	346,171,175
Exchange-Traded Funds	40,003,307	—	—	—	40,003,307
Fixed-Income Funds	—	—	—	205,256,810	205,256,810
Residential Mortgage-Backed Securities - Agency	—	26,015,078	—	—	26,015,078
Options Purchased Puts	6,828,725	—	—	—	6,828,725
Money Market Funds	—	—	—	184,421,764	184,421,764
Total Investments in Securities	46,832,032	26,015,078	—	735,849,749	808,696,859
Investments in Derivatives
Asset
Futures Contracts	889,021	—	—	—	889,021
Liability
Futures Contracts	(7,114,954)	—	—	—	(7,114,954)
Total	40,606,099	26,015,078	—	735,849,749	802,470,926
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
4	Variable Portfolio – U.S. Flexible Moderate Growth Fund | Quarterly Report 2018

Portfolio of Investments
Variable Portfolio – U.S. Flexible Conservative Growth Fund (formerly Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund), March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 30.8%
	Shares	Value ($)
U.S. Large Cap 30.8%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	66,497	3,233,080
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares(a),(b)	314,091	6,454,572
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	134,489	3,223,704
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	109,515	3,224,116
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	321,591	6,460,765
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	113,356	3,222,715
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	146,250	3,243,820
Total		29,062,772
Total Equity Funds (Cost $25,792,003)		29,062,772

Exchange-Traded Funds 5.5%

iShares Core U.S. Aggregate Bond ETF	22,610	2,424,922
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,277	384,687
SPDR S&P 500 ETF Trust	1,950	513,143
Vanguard Total Bond Market ETF	24,060	1,923,116
Total Exchange-Traded Funds (Cost $5,265,981)		5,245,868

Fixed-Income Funds 39.0%

High Yield 2.2%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	286,911	2,126,014
Investment Grade 36.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	716,033	7,339,333
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	229,174	2,145,065
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	173,672	1,774,931
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	210,349	2,158,179
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(a)	645,274	7,098,018
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	590,780	6,374,513
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(a)	656,947	6,884,803
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	97,603	978,962
Total		34,753,804
Total Fixed-Income Funds (Cost $37,182,902)		36,879,818

Residential Mortgage-Backed Securities - Agency 3.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
04/12/2048	3.500%	2,950,000	2,956,165
04/12/2048	4.000%	500,000	513,097
Total Residential Mortgage-Backed Securities - Agency (Cost $3,442,451)			3,469,262

Options Purchased Puts 0.6%
Value ($)
(Cost $583,020)	554,850

Money Market Funds 23.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(a),(d)	21,988,302	21,986,104
Total Money Market Funds (Cost $21,987,675)		21,986,104
Total Investments in Securities (Cost: $94,254,032)		97,198,674
Other Assets & Liabilities, Net		(2,775,224)
Net Assets		94,423,450
At March 31, 2018, securities and/or cash totaling $506,522 were pledged as collateral.
Variable Portfolio – U.S. Flexible Conservative Growth Fund | Quarterly Report 2018	1

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Conservative Growth Fund (formerly Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund), March 31, 2018 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	89	06/2018	USD	11,761,350	—	(649,476)
U.S. Long Bond	11	06/2018	USD	1,628,919	37,884	—
U.S. Treasury 10-Year Note	18	06/2018	USD	2,191,242	17,277	—
U.S. Treasury 2-Year Note	17	06/2018	USD	3,613,748	523	—
U.S. Treasury 5-Year Note	26	06/2018	USD	2,981,080	9,436	—
U.S. Ultra Bond	10	06/2018	USD	1,630,907	51,565	—
Total					116,685	(649,476)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	3,961,305	15	1,900.00	06/2019	81,046	59,700
S&P 500 Index	Deutsche Bank	USD	11,355,741	43	2,000.00	12/2019	318,546	287,025
S&P 500 Index	Deutsche Bank	USD	6,602,175	25	2,100.00	12/2019	183,428	208,125
Total							583,020	554,850
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	18,383,590	7,183,287	(3,578,575)	21,988,302	—	(143)	(1,890)	76,435	21,986,104
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	58,354	9,997	(1,854)	66,497	—	(866)	(6,941)	—	3,233,080
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	248,329	43,042	(4,460)	286,911	—	(1,843)	(39,663)	—	2,126,014
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	620,618	105,264	(9,849)	716,033	—	(4,318)	(64,700)	—	7,339,333
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares
	273,654	50,212	(9,775)	314,091	—	(2,690)	(61,619)	—	6,454,572
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	200,040	33,421	(4,287)	229,174	—	(967)	(16,096)	—	2,145,065
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	146,151	29,652	(2,131)	173,672	—	(1,039)	(59,495)	—	1,774,931
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	114,221	24,324	(4,056)	134,489	—	(3,299)	(115,515)	—	3,223,704
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	182,642	31,573	(3,866)	210,349	—	(1,415)	(15,161)	—	2,158,179
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares
	558,249	94,648	(7,623)	645,274	—	(2,453)	(84,304)	—	7,098,018
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares
	97,166	18,575	(6,226)	109,515	—	(1,248)	16,699	—	3,224,116
2	Variable Portfolio – U.S. Flexible Conservative Growth Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Conservative Growth Fund (formerly Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund), March 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	276,985	53,158	(8,552)	321,591	—	(2,610)	(129,204)	—	6,460,765
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares
	104,345	14,191	(5,180)	113,356	—	1,582	127,059	—	3,222,715
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	509,987	87,957	(7,164)	590,780	—	(2,578)	(74,575)	—	6,374,513
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	124,518	23,713	(1,981)	146,250	—	(97)	(93,670)	—	3,243,820
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares
	567,718	98,599	(9,370)	656,947	—	(2,929)	(76,621)	—	6,884,803
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares
	85,806	13,970	(2,173)	97,603	—	(295)	(2,225)	—	978,962
Total					—	(27,208)	(697,921)	76,435	87,928,694

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2018.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Variable Portfolio – U.S. Flexible Conservative Growth Fund | Quarterly Report 2018	3

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Conservative Growth Fund (formerly Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund), March 31, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	29,062,772	29,062,772
Exchange-Traded Funds	5,245,868	—	—	—	5,245,868
Fixed-Income Funds	—	—	—	36,879,818	36,879,818
Residential Mortgage-Backed Securities - Agency	—	3,469,262	—	—	3,469,262
Options Purchased Puts	554,850	—	—	—	554,850
Money Market Funds	—	—	—	21,986,104	21,986,104
Total Investments in Securities	5,800,718	3,469,262	—	87,928,694	97,198,674
Investments in Derivatives
Asset
Futures Contracts	116,685	—	—	—	116,685
Liability
Futures Contracts	(649,476)	—	—	—	(649,476)
Total	5,267,927	3,469,262	—	87,928,694	96,665,883
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
4	Variable Portfolio – U.S. Flexible Conservative Growth Fund | Quarterly Report 2018

Consolidated Portfolio of Investments
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 44.8%
Issuer	Shares	Value ($)
Consumer Discretionary 6.7%
Automobiles 0.1%
General Motors Co.(a)	5,924	215,278
Diversified Consumer Services 0.2%
H&R Block, Inc.(a)	22,278	566,084
Hotels, Restaurants & Leisure 1.5%
International Game Technology PLC(a)	13,872	370,799
Melco Resorts & Entertainment Ltd., ADR(a)	20,351	589,772
Norwegian Cruise Line Holdings Ltd.(b)	18,429	976,184
Royal Caribbean Cruises Ltd.(a)	7,288	858,089
Six Flags Entertainment Corp.(a)	16,548	1,030,278
Yum China Holdings, Inc.(a)	7,715	320,173
Total		4,145,295
Household Durables 0.6%
Mohawk Industries, Inc.(a),(b)	6,518	1,513,610
Tupperware Brands Corp.(a)	2,227	107,742
Total		1,621,352
Internet & Direct Marketing Retail 0.6%
Amazon.com, Inc.(b)	401	580,383
Expedia Group, Inc.	4,628	510,977
Liberty Interactive Corp., Class A(a),(b)	17,269	434,661
Total		1,526,021
Leisure Products 0.1%
Hasbro, Inc.(a)	2,923	246,409
Media 1.1%
21st Century Fox, Inc., Class A	24,227	888,889
Charter Communications, Inc., Class A(a),(b)	310	96,478
Comcast Corp., Class A(a)	26,394	901,883
DISH Network Corp., Class A(a),(b)	15,661	593,395
Liberty Global PLC, Class A(b)	14,121	442,129
Total		2,922,774
Multiline Retail 0.3%
Dollar General Corp.(a)	3,515	328,828
Target Corp.	5,966	414,220
Total		743,048
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 1.0%
Best Buy Co., Inc.(a)	8,349	584,346
Gap, Inc. (The)(a)	379	11,825
Home Depot, Inc. (The)(a)	6,674	1,189,574
Lowe’s Companies, Inc.(a)	4,343	381,098
Signet Jewelers Ltd.(a)	8,369	322,374
Ulta Beauty, Inc.(a),(b)	1,611	329,079
Total		2,818,296
Textiles, Apparel & Luxury Goods 1.2%
Canada Goose Holdings, Inc.(a),(b)	10,351	345,931
PVH Corp.(a)	12,096	1,831,697
Ralph Lauren Corp.(a)	5,949	665,098
VF Corp.(a)	7,678	569,093
Total		3,411,819
Total Consumer Discretionary		18,216,376
Consumer Staples 2.9%
Beverages 0.4%
PepsiCo, Inc.(a)	10,768	1,175,327
Food & Staples Retailing 0.5%
CVS Health Corp.(a)	6,088	378,734
Walgreens Boots Alliance, Inc.(a)	2,804	183,578
Walmart, Inc.(a)	7,849	698,326
Total		1,260,638
Food Products 0.7%
ConAgra Foods, Inc.(a)	2,408	88,807
Kellogg Co.	16,339	1,062,198
Pilgrim’s Pride Corp.(a),(b)	21,032	517,598
Tyson Foods, Inc., Class A	5,145	376,563
Total		2,045,166
Household Products 0.3%
Energizer Holdings, Inc.(a)	11,881	707,870
Tobacco 1.0%
Altria Group, Inc.(a)	19,289	1,202,090
Philip Morris International, Inc.(a)	15,405	1,531,257
Total		2,733,347
Total Consumer Staples		7,922,348
Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018	1

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 3.1%
Energy Equipment & Services 0.4%
Patterson-UTI Energy, Inc.(a)	18,548	324,775
TechnipFMC PLC	10,588	311,817
Tenaris SA, ADR(a)	10,103	350,271
Transocean Ltd.(b)	8,837	87,486
Total		1,074,349
Oil, Gas & Consumable Fuels 2.7%
BP PLC, ADR(a)	8,730	353,914
Cabot Oil & Gas Corp.(a)	5,375	128,893
Cimarex Energy Co.(a)	3,688	344,828
ConocoPhillips (a)	25,883	1,534,603
Continental Resources, Inc.(a),(b)	25,661	1,512,716
Marathon Oil Corp.	32,618	526,128
Murphy Oil Corp.(a)	20,842	538,557
PBF Energy, Inc., Class A(a)	5,709	193,535
RSP Permian, Inc.(a),(b)	8,839	414,372
Suncor Energy, Inc.(a)	21,574	745,166
Valero Energy Corp.(a)	6,440	597,439
World Fuel Services Corp.(a)	6,641	163,037
WPX Energy, Inc.(b)	24,843	367,180
Total		7,420,368
Total Energy		8,494,717
Financials 6.9%
Banks 3.1%
Bank of America Corp.(a)	33,267	997,677
Bank of the Ozarks(a)	17,622	850,614
BB&T Corp.(a)	29,881	1,555,007
CIT Group, Inc.(a)	8,294	427,141
Citizens Financial Group, Inc.(a)	14,232	597,459
First Republic Bank(a)	16,140	1,494,726
JPMorgan Chase & Co.(a)	4,790	526,756
Regions Financial Corp.	33,381	620,219
SunTrust Banks, Inc.(a)	11,984	815,392
Wells Fargo & Co.(a)	6,298	330,078
Zions Bancorporation(a)	5,184	273,352
Total		8,488,421
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 0.9%
Bank of New York Mellon Corp. (The)(a)	15,335	790,212
Federated Investors, Inc., Class B(a)	772	25,785
Invesco Ltd.	9,684	309,985
Lazard Ltd., Class A(a)	11,491	603,967
S&P Global, Inc.(a)	3,368	643,490
Total		2,373,439
Consumer Finance 0.3%
Capital One Financial Corp.(a)	3,666	351,276
Navient Corp.(a)	33,084	434,062
Total		785,338
Diversified Financial Services 0.1%
Voya Financial, Inc.(a)	7,147	360,924
Insurance 2.5%
Aflac, Inc.	25,526	1,117,018
Allstate Corp. (The)(a)	4,412	418,257
American International Group, Inc.(a)	20,797	1,131,773
Arch Capital Group Ltd.(a),(b)	7,964	681,639
CNA Financial Corp.(a)	5,030	248,230
Everest Re Group Ltd.(a)	4,477	1,149,783
Old Republic International Corp.(a)	26,437	567,074
Principal Financial Group, Inc.	18,580	1,131,708
Unum Group(a)	8,870	422,301
Total		6,867,783
Total Financials		18,875,905
Health Care 6.0%
Biotechnology 1.0%
ACADIA Pharmaceuticals, Inc.(a),(b)	4,958	111,406
Adaptimmune Therapeutics PLC, ADR(a),(b)	10,411	116,916
Alder Biopharmaceuticals, Inc.(a),(b)	12,091	153,556
Alexion Pharmaceuticals, Inc.(b)	1,814	202,189
Atara Biotherapeutics, Inc.(a),(b)	3,943	153,777
Biogen, Inc.(a),(b)	628	171,959
BioMarin Pharmaceutical, Inc.(a),(b)	2,958	239,805
bluebird bio, Inc.(a),(b)	668	114,061
Clovis Oncology, Inc.(a),(b)	2,219	117,163
Esperion Therapeutics, Inc.(a),(b)	1,864	134,823
Gilead Sciences, Inc.(a)	2,287	172,417

2	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Immunomedics, Inc.(a),(b)	11,519	168,293
Insmed, Inc.(a),(b)	4,839	108,974
Ionis Pharmaceuticals, Inc.(a),(b)	2,805	123,644
Puma Biotechnology, Inc.(a),(b)	3,001	204,218
Sage Therapeutics, Inc.(a),(b)	744	119,836
TESARO, Inc.(a),(b)	3,772	215,532
Vertex Pharmaceuticals, Inc.(a),(b)	954	155,483
Total		2,784,052
Health Care Equipment & Supplies 1.6%
Baxter International, Inc.(a)	8,697	565,653
Hill-Rom Holdings, Inc.(a)	849	73,863
Medtronic PLC	22,183	1,779,520
Nevro Corp.(a),(b)	4,832	418,790
Quotient Ltd.(b)	69,016	325,065
STERIS PLC(a)	6,381	595,730
Varian Medical Systems, Inc.(a),(b)	5,121	628,091
Total		4,386,712
Health Care Providers & Services 1.1%
Brookdale Senior Living, Inc.(a),(b)	18,118	121,572
Centene Corp.(a),(b)	2,870	306,717
Envision Healthcare Corp.(a),(b)	13,977	537,136
Express Scripts Holding Co.(a),(b)	8,419	581,585
UnitedHealth Group, Inc.(a)	4,508	964,712
WellCare Health Plans, Inc.(a),(b)	2,915	564,431
Total		3,076,153
Life Sciences Tools & Services 0.5%
Charles River Laboratories International, Inc.(a),(b)	11,326	1,208,937
Pharmaceuticals 1.8%
Allergan PLC(a)	9,165	1,542,378
GW Pharmaceuticals PLC, ADR(a),(b)	2,006	226,016
Johnson & Johnson(a)	6,997	896,665
Mallinckrodt PLC(b)	16,409	237,602
Perrigo Co. PLC(a)	6,088	507,374
Pfizer, Inc.(a)	43,691	1,550,594
Total		4,960,629
Total Health Care		16,416,483
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 7.0%
Aerospace & Defense 1.6%
Boeing Co. (The)(a)	1,875	614,775
General Dynamics Corp.(a)	1,343	296,668
L3 Technologies, Inc.(a)	6,673	1,387,984
Northrop Grumman Corp.(a)	4,624	1,614,331
Textron, Inc.(a)	8,876	523,418
Total		4,437,176
Airlines 1.0%
Alaska Air Group, Inc.(a)	10,168	630,009
American Airlines Group, Inc.(a)	6,858	356,342
Copa Holdings SA, Class A(a)	4,276	550,022
Delta Air Lines, Inc.(a)	12,949	709,735
Southwest Airlines Co.(a)	6,931	397,007
Total		2,643,115
Building Products 0.3%
Masco Corp.(a)	16,748	677,289
Commercial Services & Supplies 0.1%
Pitney Bowes, Inc.(a)	14,093	153,473
Electrical Equipment 0.2%
Acuity Brands, Inc.	188	26,168
AMETEK, Inc.(a)	7,727	587,020
Total		613,188
Industrial Conglomerates 0.5%
Carlisle Companies, Inc.(a)	13,702	1,430,626
Machinery 2.2%
Allison Transmission Holdings, Inc.(a)	14,469	565,159
Crane Co.(a)	6,682	619,689
Cummins, Inc.(a)	995	161,279
Gardner Denver Holdings, Inc.(a),(b)	10,444	320,422
Graco, Inc.	13,305	608,304
Ingersoll-Rand PLC	18,624	1,592,538
REV Group, Inc.(a)	52,722	1,094,509
Snap-On, Inc.(a)	7,394	1,090,911
Total		6,052,811
Road & Rail 0.6%
Union Pacific Corp.(a)	12,827	1,724,334

Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018	3

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.5%
Watsco, Inc.(a)	3,392	613,850
WW Grainger, Inc.(a)	2,310	652,044
Total		1,265,894
Total Industrials		18,997,906
Information Technology 5.8%
Communications Equipment 0.4%
Arista Networks, Inc.(b)	410	104,673
F5 Networks, Inc.(a),(b)	4,377	632,958
Juniper Networks, Inc.(a)	8,689	211,403
Total		949,034
Electronic Equipment, Instruments & Components 0.4%
Trimble Navigation Ltd.(a),(b)	8,482	304,334
Zebra Technologies Corp., Class A(a),(b)	4,949	688,851
Total		993,185
Internet Software & Services 0.6%
Alphabet, Inc., Class A(a),(b)	1,055	1,094,183
VeriSign, Inc.(a),(b)	4,942	585,923
Total		1,680,106
IT Services 2.0%
Booz Allen Hamilton Holdings Corp.(a)	40,158	1,554,918
First Data Corp., Class A(a),(b)	50,814	813,024
FleetCor Technologies, Inc.(a),(b)	4,657	943,042
MasterCard, Inc., Class A(a)	3,360	588,538
Pagseguro Digital Ltd., Class A(b)	13,054	500,229
PayPal Holdings, Inc.(a),(b)	4,295	325,862
Visa, Inc., Class A(a)	5,928	709,107
Total		5,434,720
Semiconductors & Semiconductor Equipment 0.8%
Broadcom Ltd.(a)	1,740	410,031
First Solar, Inc.(a),(b)	943	66,934
MACOM Technology Solutions Holdings, Inc.(a),(b)	16,025	266,015
Marvell Technology Group Ltd.	27,613	579,873
Micron Technology, Inc.(a),(b)	6,689	348,765
ON Semiconductor Corp.(a),(b)	23,396	572,266
Total		2,243,884
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 1.1%
Activision Blizzard, Inc.(a)	5,148	347,284
Adobe Systems, Inc.(a),(b)	2,119	457,874
CA, Inc.(a)	3,872	131,261
Cadence Design Systems, Inc.(a),(b)	4,025	147,999
Electronic Arts, Inc.(a),(b)	4,805	582,558
Fortinet, Inc.(a),(b)	11,874	636,209
Microsoft Corp.(a)	8,762	799,708
Total		3,102,893
Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc.(a)	2,684	450,322
Electronics for Imaging, Inc.(a),(b)	17,669	482,894
HP, Inc.(a)	12,750	279,480
NetApp, Inc.(a)	1,183	72,979
Western Digital Corp.(a)	331	30,541
Total		1,316,216
Total Information Technology		15,720,038
Materials 1.8%
Chemicals 0.7%
Cabot Corp.(a)	5,521	307,630
Celanese Corp., Class A(a)	5,791	580,316
DowDuPont, Inc.(a)	6,923	441,064
LyondellBasell Industries NV, Class A(a)	5,701	602,482
Total		1,931,492
Containers & Packaging 0.4%
Owens-Illinois, Inc.(b)	35,004	758,186
Packaging Corp. of America(a)	2,731	307,784
Total		1,065,970
Metals & Mining 0.5%
Alcoa Corp.(a),(b)	1,586	71,307
Freeport-McMoRan, Inc.(b)	12,652	222,296
Steel Dynamics, Inc.	15,466	683,906
Tahoe Resources, Inc.	108,888	510,685
Total		1,488,194
Paper & Forest Products 0.2%
Domtar Corp.(a)	9,533	405,534
Total Materials		4,891,190

4	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.2%
Equity Real Estate Investment Trusts (REITS) 2.0%
American Tower Corp.	1,220	177,315
CoreCivic, Inc.(a)	20,080	391,962
Coresite Realty Corp.(a)	4,844	485,659
Duke Realty Corp.	16,676	441,580
Equinix, Inc.(a)	2,171	907,782
Equity LifeStyle Properties, Inc.(a)	19,170	1,682,551
Gaming and Leisure Properties, Inc.(a)	3,841	128,558
Invitation Homes, Inc.	15,970	364,595
Mack-Cali Realty Corp.(a)	16,987	283,853
SBA Communications Corp.(a),(b)	3,715	634,968
Total		5,498,823
Real Estate Management & Development 0.2%
Realogy Holdings Corp.(a)	17,691	482,611
Total Real Estate		5,981,434
Telecommunication Services 0.6%
Diversified Telecommunication Services 0.6%
BCE, Inc.(a)	37,261	1,603,713
Total Telecommunication Services		1,603,713
Utilities 1.8%
Electric Utilities 1.0%
American Electric Power Co., Inc.(a)	25,026	1,716,533
Edison International(a)	10,551	671,677
Xcel Energy, Inc.(a)	8,451	384,352
Total		2,772,562
Multi-Utilities 0.8%
Ameren Corp.(a)	8,589	486,395
DTE Energy Co.(a)	3,777	394,319
NiSource, Inc.(a)	45,927	1,098,114
Total		1,978,828
Total Utilities		4,751,390
Total Common Stocks (Cost $119,530,495)		121,871,500
Convertible Bonds 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.2%
DISH Network Corp.
08/15/2026	3.375%	652,000	628,007
Total Convertible Bonds (Cost $711,554)			628,007

Exchange-Traded Funds 16.2%
	Shares	Value ($)
iPath Bloomberg Commodity Index Total Return ETN(b)	593,505	14,451,847
iShares TIPS Bond ETF	160,365	18,129,263
Vanguard Mortgage-Backed Securities ETF	108,490	5,598,084
Vanguard REIT ETF	80,759	6,094,882
Total Exchange-Traded Funds (Cost $44,590,468)		44,274,076

Money Market Funds 59.4%

Columbia Short-Term Cash Fund, 1.738%(c),(d)	161,683,898	161,667,729
Total Money Market Funds (Cost $161,681,557)		161,667,729
Total Investments in Securities (Cost $326,514,074)		328,441,312

Investments in securities sold short

Common Stocks (44.8)%
Issuer	Shares	Value ($)
Consumer Discretionary (6.8)%
Auto Components (0.2)%
Autoliv, Inc.	(1,859)	(271,302)
Delphi Technologies PLC	(4,770)	(227,291)
Total		(498,593)
Automobiles (0.8)%
Ferrari NV	(8,234)	(992,362)
Ford Motor Co.	(74,346)	(823,754)
Tesla, Inc.(b)	(1,889)	(502,719)
Total		(2,318,835)
Distributors (0.2)%
Genuine Parts Co.	(6,331)	(568,777)
Diversified Consumer Services (0.0)%
Bright Horizons Family Solutions, Inc.(b)	(1,305)	(130,135)

Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018	5

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure (0.8)%
Chipotle Mexican Grill, Inc.(b)	(1,360)	(439,430)
Darden Restaurants, Inc.	(2,807)	(239,297)
Domino’s Pizza, Inc.	(515)	(120,283)
Dunkin’ Brands Group, Inc.	(3,773)	(225,210)
Hyatt Hotels Corp., Class A	(3,351)	(255,547)
MGM Resorts International	(835)	(29,242)
Norwegian Cruise Line Holdings Ltd.(b)	(7,282)	(385,727)
Starbucks Corp.	(7,131)	(412,814)
Total		(2,107,550)
Internet & Direct Marketing Retail (0.2)%
Amazon.com, Inc.(b)	(42)	(60,788)
Netflix, Inc.(b)	(1,583)	(467,539)
Total		(528,327)
Leisure Products (0.3)%
Mattel, Inc.	(28,980)	(381,087)
Polaris Industries, Inc.	(2,793)	(319,855)
Total		(700,942)
Media (0.7)%
Discovery, Inc., Class A(b)	(14,417)	(308,956)
Madison Square Garden Co. (The), Class A(b)	(275)	(67,595)
Omnicom Group, Inc.	(6,355)	(461,818)
Walt Disney Co. (The)	(9,632)	(967,438)
Total		(1,805,807)
Multiline Retail (0.4)%
Target Corp.	(14,081)	(977,644)
Specialty Retail (1.9)%
Abercrombie & Fitch Co., Class A	(12,616)	(305,433)
AutoZone, Inc.(b)	(562)	(364,564)
Bed Bath & Beyond, Inc.	(10,390)	(218,086)
Best Buy Co., Inc.	(12,066)	(844,499)
CarMax, Inc.(b)	(6,725)	(416,547)
Dick’s Sporting Goods, Inc.	(9,447)	(331,117)
DSW, Inc., Class A	(12,444)	(279,492)
Murphy U.S.A., Inc.(b)	(5,392)	(392,538)
Penske Automotive Group, Inc.	(9,639)	(427,297)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tiffany & Co.	(6,727)	(656,959)
TJX Companies, Inc. (The)	(11,981)	(977,170)
Total		(5,213,702)
Textiles, Apparel & Luxury Goods (1.3)%
Deckers Outdoor Corp.(b)	(2,744)	(247,042)
G-III Apparel Group Ltd.(b)	(7,173)	(270,279)
Michael Kors Holdings Ltd.(b)	(4,029)	(250,120)
Nike, Inc., Class B	(5,783)	(384,223)
Steven Madden Ltd.	(5,788)	(254,093)
Under Armour, Inc., Class C(b)	(87,757)	(1,259,313)
VF Corp.	(12,575)	(932,059)
Total		(3,597,129)
Total Consumer Discretionary		(18,447,441)
Consumer Staples (2.8)%
Beverages (1.2)%
Brown-Forman Corp., Class B	(13,748)	(747,891)
Coca-Cola Co. (The)	(23,011)	(999,368)
Constellation Brands, Inc., Class A	(5,901)	(1,344,956)
Monster Beverage Corp.(b)	(3,653)	(208,988)
Total		(3,301,203)
Food & Staples Retailing (0.2)%
Casey’s General Stores, Inc.	(3,691)	(405,161)
Food Products (0.4)%
General Mills, Inc.	(3,519)	(158,566)
Hain Celestial Group, Inc. (The)(b)	(11,839)	(379,677)
Kraft Heinz Co. (The)	(6,252)	(389,437)
McCormick & Co., Inc.	(2,597)	(276,295)
Total		(1,203,975)
Household Products (0.8)%
Church & Dwight Co., Inc.	(4,685)	(235,937)
Clorox Co. (The)	(7,103)	(945,480)
Procter & Gamble Co. (The)	(12,635)	(1,001,703)
Total		(2,183,120)
Personal Products (0.2)%
Coty, Inc., Class A	(24,561)	(449,466)
Total Consumer Staples		(7,542,925)

6	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy (3.1)%
Energy Equipment & Services (0.5)%
Frank’s International NV	(36,945)	(200,611)
National Oilwell Varco, Inc.	(26,935)	(991,477)
Oceaneering International, Inc.	(12,359)	(229,136)
Patterson-UTI Energy, Inc.	(2,080)	(36,421)
Total		(1,457,645)
Oil, Gas & Consumable Fuels (2.6)%
Apache Corp.	(28,589)	(1,100,105)
Cabot Oil & Gas Corp.	(28,900)	(693,022)
Cheniere Energy, Inc.(b)	(8,969)	(479,393)
Concho Resources, Inc.(b)	(2,827)	(424,983)
Diamondback Energy, Inc.(b)	(3,308)	(418,528)
Extraction Oil & Gas, Inc.(b)	(1,941)	(22,244)
Exxon Mobil Corp.	(13,271)	(990,149)
Gulfport Energy Corp.(b)	(24,449)	(235,933)
Murphy Oil Corp.	(7,886)	(203,774)
Occidental Petroleum Corp.	(13,179)	(856,108)
ONEOK, Inc.	(7,515)	(427,754)
Parsley Energy, Inc.(b)	(18,854)	(546,577)
RSP Permian, Inc.(b)	(12,175)	(570,764)
SM Energy Co.	(5,886)	(106,125)
Total		(7,075,459)
Total Energy		(8,533,104)
Financials (6.7)%
Banks (2.6)%
Bank of Hawaii Corp.	(1,540)	(127,974)
Bank of the Ozarks	(4,138)	(199,741)
Cullen/Frost Bankers, Inc.	(8,343)	(884,942)
East West Bancorp, Inc.	(9,018)	(563,986)
Fifth Third Bancorp	(30,033)	(953,548)
First Hawaiian, Inc.	(9,883)	(275,044)
First Republic Bank	(4,930)	(456,567)
FNB Corp.	(23,277)	(313,076)
M&T Bank Corp.	(3,053)	(562,851)
People’s United Financial, Inc.	(13,547)	(252,787)
Pinnacle Financial Partners, Inc.	(6,976)	(447,859)
PNC Financial Services Group, Inc. (The)	(3,621)	(547,640)
Common Stocks (continued)
Issuer	Shares	Value ($)
Prosperity Bancshares, Inc.	(5,796)	(420,963)
Regions Financial Corp.	(50,800)	(943,864)
Signature Bank(b)	(1,040)	(147,628)
Total		(7,098,470)
Capital Markets (2.2)%
Affiliated Managers Group, Inc.	(1,840)	(348,827)
Cboe Global Markets, Inc.	(2,571)	(293,351)
Charles Schwab Corp. (The)	(13,507)	(705,336)
Factset Research Systems, Inc.	(1,375)	(274,203)
Franklin Resources, Inc.	(25,528)	(885,311)
Goldman Sachs Group, Inc. (The)	(3,789)	(954,298)
Moody’s Corp.	(6,088)	(981,994)
Raymond James Financial, Inc.	(1,712)	(153,070)
T Rowe Price Group, Inc.	(8,919)	(962,984)
Thomson Reuters Corp.	(10,543)	(407,487)
Total		(5,966,861)
Diversified Financial Services (0.1)%
Berkshire Hathaway, Inc., Class B(b)	(1,179)	(235,187)
Insurance (1.7)%
Alleghany Corp.	(715)	(439,325)
American International Group, Inc.	(1,778)	(96,759)
Aon PLC	(5,410)	(759,185)
Brown & Brown, Inc.	(16,846)	(428,562)
Chubb Ltd.	(2,839)	(388,290)
Markel Corp.(b)	(271)	(317,138)
RenaissanceRe Holdings Ltd.	(3,469)	(480,491)
Travelers Companies, Inc. (The)	(1,838)	(255,225)
Unum Group	(12,594)	(599,600)
Willis Towers Watson PLC	(5,538)	(842,828)
Total		(4,607,403)
Thrifts & Mortgage Finance (0.1)%
TFS Financial Corp.	(30,429)	(447,002)
Total Financials		(18,354,923)

Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018	7

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care (6.3)%
Biotechnology (1.1)%
Alkermes PLC(b)	(2,300)	(133,308)
Alnylam Pharmaceuticals, Inc.(b)	(1,014)	(120,768)
AMAG Pharmaceuticals, Inc.(b)	(9,428)	(189,974)
Amgen, Inc.	(1,344)	(229,125)
Avexis, Inc.(b)	(1,295)	(160,036)
Enanta Pharmaceuticals, Inc.(b)	(2,319)	(187,630)
Epizyme, Inc.(b)	(8,207)	(145,674)
Fibrogen, Inc.(b)	(2,335)	(107,877)
Halozyme Therapeutics, Inc.(b)	(7,193)	(140,911)
Intrexon Corp.(b)	(15,812)	(242,398)
Ironwood Pharmaceuticals, Inc.(b)	(8,368)	(129,118)
Ligand Pharmaceuticals, Inc.(b)	(1,369)	(226,104)
Madrigal Pharmaceuticals, Inc.(b)	(1,491)	(174,134)
Myriad Genetics, Inc.(b)	(3,765)	(111,256)
OPKO Health, Inc.(b)	(46,529)	(147,497)
PDL BioPharma, Inc.(b)	(39,004)	(114,672)
Portola Pharmaceuticals, Inc.(b)	(3,350)	(109,411)
Radius Health, Inc.(b)	(3,517)	(126,401)
United Therapeutics Corp.(b)	(1,658)	(186,293)
Total		(2,982,587)
Health Care Equipment & Supplies (1.4)%
ABIOMED, Inc.(b)	(1,719)	(500,212)
Align Technology, Inc.(b)	(1,663)	(417,629)
Becton Dickinson and Co.	(2,916)	(631,897)
Boston Scientific Corp.(b)	(16,480)	(450,234)
Dexcom, Inc.(b)	(7,821)	(580,005)
Hologic, Inc.(b)	(10,610)	(396,390)
Stryker Corp.	(5,844)	(940,416)
Teleflex, Inc.	(210)	(53,546)
Total		(3,970,329)
Health Care Providers & Services (0.7)%
Acadia Healthcare Co., Inc.(b)	(1,913)	(74,951)
Aetna, Inc.	(2,553)	(431,457)
DaVita, Inc.(b)	(3,479)	(229,405)
Henry Schein, Inc.(b)	(2,199)	(147,795)
Laboratory Corp. of America Holdings(b)	(170)	(27,498)
Common Stocks (continued)
Issuer	Shares	Value ($)
McKesson Corp.	(1,461)	(205,811)
Quest Diagnostics, Inc.	(2,333)	(234,000)
Universal Health Services, Inc., Class B	(4,087)	(483,942)
Total		(1,834,859)
Health Care Technology (0.3)%
Allscripts Healthcare Solutions, Inc.(b)	(17,879)	(220,805)
athenahealth, Inc.(b)	(524)	(74,948)
Cerner Corp.(b)	(9,034)	(523,972)
Total		(819,725)
Life Sciences Tools & Services (0.3)%
Bio-Rad Laboratories, Inc., Class A(b)	(257)	(64,271)
IQVIA Holdings, Inc.(b)	(2,621)	(257,146)
Mettler-Toledo International, Inc.(b)	(367)	(211,036)
Waters Corp.(b)	(1,136)	(225,666)
Total		(758,119)
Pharmaceuticals (2.5)%
Astrazeneca PLC, ADR	(15,951)	(557,806)
Glaxosmithkline PLC, ADR	(26,512)	(1,035,824)
Novartis AG, ADR	(12,400)	(1,002,540)
Novo Nordisk A/S, ADR	(19,974)	(983,720)
Perrigo Co. PLC	(2,901)	(241,769)
Roche Holding AG, ADR	(32,982)	(944,110)
Sanofi, ADR	(22,681)	(909,054)
Zoetis, Inc.	(13,049)	(1,089,722)
Total		(6,764,545)
Total Health Care		(17,130,164)
Industrials (7.2)%
Aerospace & Defense (0.7)%
Curtiss-Wright Corp.	(1,878)	(253,661)
Esterline Technologies Corp.(b)	(3,633)	(265,754)
Harris Corp.	(2,170)	(349,978)
Huntington Ingalls Industries, Inc.	(1,479)	(381,227)
Mercury Systems, Inc.(b)	(4,531)	(218,938)
Northrop Grumman Corp.	(347)	(121,145)
Triumph Group, Inc.	(8,385)	(211,302)
Total		(1,802,005)

8	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics (0.7)%
C.H. Robinson Worldwide, Inc.	(3,745)	(350,944)
Expeditors International of Washington, Inc.	(3,559)	(225,285)
Fedex Corp.	(1,670)	(400,983)
United Parcel Service, Inc., Class B	(9,206)	(963,500)
Total		(1,940,712)
Airlines (0.6)%
American Airlines Group, Inc.	(1,145)	(59,494)
Spirit Airlines, Inc.(b)	(11,270)	(425,780)
United Continental Holdings, Inc.(b)	(15,574)	(1,081,926)
Total		(1,567,200)
Building Products (0.6)%
Allegion PLC	(3,159)	(269,431)
AO Smith Corp.	(7,131)	(453,460)
Armstrong World Industries, Inc.(b)	(3,638)	(204,820)
Johnson Controls International PLC	(11,374)	(400,820)
USG Corp.(b)	(7,505)	(303,352)
Total		(1,631,883)
Commercial Services & Supplies (0.4)%
Clean Harbors, Inc.(b)	(331)	(16,156)
Republic Services, Inc.	(5,014)	(332,077)
Stericycle, Inc.(b)	(3,282)	(192,096)
Waste Management, Inc.	(6,833)	(574,792)
Total		(1,115,121)
Construction & Engineering (0.3)%
Fluor Corp.	(6,470)	(370,213)
Quanta Services, Inc.(b)	(10,979)	(377,129)
Total		(747,342)
Electrical Equipment (0.4)%
Emerson Electric Co.	(14,163)	(967,333)
Industrial Conglomerates (0.7)%
3M Co.	(4,327)	(949,863)
Roper Technologies, Inc.	(3,684)	(1,034,062)
Total		(1,983,925)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery (1.5)%
Allison Transmission Holdings, Inc.	(5,200)	(203,112)
Deere & Co.	(3,117)	(484,132)
Illinois Tool Works	(6,253)	(979,595)
Kennametal, Inc.	(4,815)	(193,370)
Oshkosh Corp.	(5,298)	(409,377)
Parker-Hannifin Corp.	(5,683)	(971,964)
Trinity Industries, Inc.	(12,703)	(414,499)
Wabtec Corp.	(5,475)	(445,665)
Total		(4,101,714)
Marine (0.1)%
Kirby Corp.(b)	(3,300)	(253,935)
Professional Services (0.7)%
Dun & Bradstreet Corp. (The)	(2,254)	(263,718)
IHS Markit Ltd.(b)	(15,182)	(732,380)
Nielsen Holdings PLC	(16,326)	(519,003)
Verisk Analytics, Inc.(b)	(4,798)	(498,992)
Total		(2,014,093)
Road & Rail (0.2)%
AMERCO	(190)	(65,569)
Heartland Express, Inc.	(11,763)	(211,616)
Landstar System, Inc.	(2,195)	(240,682)
Total		(517,867)
Trading Companies & Distributors (0.3)%
Air Lease Corp.	(9,316)	(397,048)
United Rentals, Inc.(b)	(2,251)	(388,815)
WESCO International, Inc.(b)	(1,096)	(68,007)
Total		(853,870)
Total Industrials		(19,497,000)
Information Technology (5.9)%
Communications Equipment (0.4)%
CommScope Holding Co., Inc.(b)	(10,973)	(438,591)
Juniper Networks, Inc.	(29,033)	(706,373)
Total		(1,144,964)

Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018	9

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components (0.5)%
Arrow Electronics, Inc.(b)	(4,914)	(378,476)
Avnet, Inc.	(10,079)	(420,899)
Corning Inc	(1,075)	(29,971)
Dolby Laboratories, Inc., Class A	(3,872)	(246,104)
Vishay Intertechnology, Inc.	(13,601)	(252,979)
Total		(1,328,429)
Internet Software & Services (0.1)%
Akamai Technologies, Inc.(b)	(3,540)	(251,269)
IT Services (1.3)%
Convergys Corp.	(9,517)	(215,275)
DST Systems, Inc.	(1,308)	(109,414)
Gartner, Inc.(b)	(220)	(25,876)
Global Payments, Inc.	(59)	(6,580)
Infosys Ltd., ADR	(12,349)	(220,430)
Jack Henry & Associates, Inc.	(2,175)	(263,066)
Paychex, Inc.	(15,042)	(926,437)
Square, Inc., Class A(b)	(9,306)	(457,855)
Syntel, Inc.(b)	(8,168)	(208,529)
Western Union Co.	(35,802)	(688,472)
Wex, Inc.(b)	(3,208)	(502,437)
Total		(3,624,371)
Semiconductors & Semiconductor Equipment (1.0)%
Advanced Micro Devices, Inc.(b)	(21,679)	(217,874)
Amkor Technology, Inc.(b)	(26,654)	(270,005)
Analog Devices, Inc.	(4,826)	(439,793)
Cavium, Inc.(b)	(3,846)	(305,296)
Nvidia Corp.	(2,046)	(473,833)
NXP Semiconductors NV(b)	(3,064)	(358,488)
Qorvo, Inc.(b)	(7,021)	(494,630)
Versum Materials, Inc.	(3,838)	(144,424)
Total		(2,704,343)
Software (1.4)%
Autodesk, Inc.(b)	(3,688)	(463,139)
CA, Inc.	(28,047)	(950,793)
Check Point Software Technologies Ltd.(b)	(5,593)	(555,609)
Citrix Systems, Inc.(b)	(10,611)	(984,701)
FireEye, Inc.(b)	(9,811)	(166,100)
Common Stocks (continued)
Issuer	Shares	Value ($)
Nuance Communications, Inc.(b)	(10,452)	(164,619)
PTC, Inc.(b)	(6,384)	(498,016)
Total		(3,782,977)
Technology Hardware, Storage & Peripherals (1.2)%
Hewlett Packard Enterprise Co.	(79,076)	(1,386,993)
HP, Inc.	(42,209)	(925,221)
NetApp, Inc.	(10,867)	(670,385)
Seagate Technology	(4,001)	(234,139)
Total		(3,216,738)
Total Information Technology		(16,053,091)
Materials (2.0)%
Chemicals (1.1)%
Air Products & Chemicals, Inc.	(1,532)	(243,634)
Albemarle Corp.	(3,354)	(311,050)
Ecolab, Inc.	(7,402)	(1,014,592)
International Flavors & Fragrances, Inc.	(1,929)	(264,099)
Mosaic Co. (The)	(9,922)	(240,906)
Platform Specialty Products Corp.(b)	(9,644)	(92,872)
Praxair, Inc.	(1,622)	(234,055)
Scotts Miracle-Gro Co. (The), Class A	(2,874)	(246,446)
WR Grace & Co.	(5,761)	(352,746)
Total		(3,000,400)
Construction Materials (0.2)%
Martin Marietta Materials, Inc.	(289)	(59,910)
Vulcan Materials Co.	(3,343)	(381,670)
Total		(441,580)
Containers & Packaging (0.4)%
AptarGroup, Inc.	(3,059)	(274,790)
Ball Corp.	(9,911)	(393,566)
Sealed Air Corp.	(9,288)	(397,433)
Total		(1,065,789)
Metals & Mining (0.3)%
Newmont Mining Corp.	(5,952)	(232,544)
Royal Gold, Inc.	(7,886)	(677,171)
Total		(909,715)
Total Materials		(5,417,484)

10	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate (1.9)%
Equity Real Estate Investment Trusts (REITS) (1.9)%
Alexandria Real Estate Equities, Inc.	(376)	(46,959)
Crown Castle International Corp.	(574)	(62,916)
Federal Realty Investment Trust	(3,167)	(367,720)
Healthcare Trust of America, Inc., Class A	(13,219)	(349,643)
Kimco Realty Corp.	(53,224)	(766,426)
Macerich Co. (The)	(7,062)	(395,613)
Omega Healthcare Investors, Inc.	(7,476)	(202,151)
Public Storage	(5,103)	(1,022,590)
Realty Income Corp.	(6,818)	(352,695)
Regency Centers Corp.	(6,296)	(371,338)
Uniti Group, Inc.	(2,397)	(38,951)
Washington Prime Group, Inc.	(40,755)	(271,836)
Welltower, Inc.	(19,125)	(1,040,974)
Total		(5,289,812)
Total Real Estate		(5,289,812)
Telecommunication Services (0.6)%
Diversified Telecommunication Services (0.4)%
Verizon Communications, Inc.	(20,677)	(988,774)
Wireless Telecommunication Services (0.2)%
Rogers Communications, Inc.	(13,508)	(603,538)
Total Telecommunication Services		(1,592,312)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities (1.5)%
Electric Utilities (0.6)%
PPL Corp.	(21,356)	(604,161)
Southern Co. (The)	(22,599)	(1,009,271)
Total		(1,613,432)
Multi-Utilities (0.7)%
Consolidated Edison, Inc.	(12,822)	(999,347)
Dominion Energy, Inc.	(13,865)	(934,917)
Total		(1,934,264)
Water Utilities (0.2)%
Aqua America, Inc.	(16,318)	(555,791)
Total Utilities		(4,103,487)
Total Common Stocks (Proceeds $121,889,094)		(121,961,743)
Total Investments in Securities Sold Short (Proceeds $121,889,094)		(121,961,743)
Total Investments in Securities, Net of Securities Sold Short		206,479,569
Other Assets & Liabilities, Net		65,760,888
Net Assets		272,240,457

At March 31, 2018, securities and/or cash totaling $162,202,180 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
20,386,000 CHF	21,521,377 USD	Citi	04/18/2018	170,949	—
9,046,000 GBP	12,864,398 USD	Citi	04/18/2018	164,759	—
13,032,059 USD	12,286,000 CHF	Citi	04/18/2018	—	(164,828)
17,939,000 NZD	13,084,007 USD	Credit Suisse	04/18/2018	120,030	—
8,747,929 USD	12,109,000 NZD	Credit Suisse	04/18/2018	2,882	—
12,827,701 USD	17,590,000 NZD	Credit Suisse	04/18/2018	—	(115,936)
618,000 AUD	484,489 USD	HSBC	04/09/2018	9,833	—
6,020,000 CAD	4,753,997 USD	HSBC	04/09/2018	80,802	—
2,171,000 EUR	2,685,113 USD	HSBC	04/09/2018	12,664	—
276,688,000 JPY	2,580,587 USD	HSBC	04/09/2018	—	(20,723)
480,022 USD	618,000 AUD	HSBC	04/09/2018	—	(5,366)
593,402 USD	761,000 CAD	HSBC	04/09/2018	—	(2,655)
1,833,166 USD	1,498,000 EUR	HSBC	04/09/2018	10,836	—
Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018	11

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2018 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
662,663 USD	470,000 GBP	HSBC	04/09/2018	—	(3,085)
1,398,925 USD	148,854,000 JPY	HSBC	04/09/2018	541	—
255,159 USD	26,862,000 JPY	HSBC	04/09/2018	—	(2,613)
70,621,000 SEK	8,579,329 USD	HSBC	04/18/2018	112,400	—
8,629,394 USD	70,621,000 SEK	HSBC	04/18/2018	—	(162,466)
2,300,000 AUD	1,793,883 USD	HSBC	04/24/2018	27,352	—
2,200,000 CAD	1,719,600 USD	HSBC	04/24/2018	11,284	—
2,000,000 CHF	2,130,547 USD	HSBC	04/24/2018	34,904	—
1,800,000 EUR	2,208,002 USD	HSBC	04/24/2018	—	(10,122)
1,400,000 GBP	1,936,971 USD	HSBC	04/24/2018	—	(28,983)
18,300,000 JPY	172,309 USD	HSBC	04/24/2018	97	—
10,800,000 NOK	1,373,211 USD	HSBC	04/24/2018	—	(5,433)
1,800,000 NZD	1,299,937 USD	HSBC	04/24/2018	—	(848)
13,200,000 SEK	1,602,405 USD	HSBC	04/24/2018	19,142	—
8,200,000 SGD	6,204,619 USD	HSBC	04/24/2018	—	(52,406)
1,797,919 USD	2,300,000 AUD	HSBC	04/24/2018	—	(31,389)
1,738,034 USD	2,200,000 CAD	HSBC	04/24/2018	—	(29,718)
2,148,193 USD	2,000,000 CHF	HSBC	04/24/2018	—	(52,550)
2,220,768 USD	1,800,000 EUR	HSBC	04/24/2018	—	(2,644)
1,960,636 USD	1,400,000 GBP	HSBC	04/24/2018	5,319	—
2,962,711 USD	314,900,000 JPY	HSBC	04/24/2018	648	—
1,377,718 USD	10,800,000 NOK	HSBC	04/24/2018	926	—
1,310,351 USD	1,800,000 NZD	HSBC	04/24/2018	—	(9,567)
1,622,889 USD	13,200,000 SEK	HSBC	04/24/2018	—	(39,626)
6,211,509 USD	8,200,000 SGD	HSBC	04/24/2018	45,516	—
24,219,000 EUR	29,949,021 USD	Morgan Stanley	04/18/2018	116,901	—
8,589,807 USD	6,962,000 EUR	Morgan Stanley	04/18/2018	—	(14,258)
10,880,000 CAD	8,324,069 USD	UBS	04/18/2018	—	(123,334)
21,586,642 USD	27,719,000 AUD	UBS	04/18/2018	—	(296,932)
21,419,043 USD	27,456,000 CAD	UBS	04/18/2018	—	(101,774)
Total				947,785	(1,277,256)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini JGB	82	06/2018	JPY	1,240,574,762	10,553	—
Australian 10-Year Bond	95	06/2018	AUD	12,313,606	169,899	—
EURO STOXX 50	115	06/2018	EUR	3,773,150	—	(83,500)
Euro-Buxl 30-Year	55	06/2018	EUR	9,304,021	321,513	—
FTSE 100 Index	32	06/2018	GBP	2,237,920	—	(54,147)
Hang Seng Index	19	04/2018	HKD	28,547,500	—	(42,727)
Long Gilt	40	06/2018	GBP	5,006,548	124,055	—
MSCI Emerging Markets Index	50	06/2018	USD	2,969,500	—	(96,356)
MSCI Emerging Markets Index	99	06/2018	USD	5,879,610	—	(189,096)
MSCI Singapore IX ETS	52	04/2018	SGD	2,024,360	9,316	—
S&P 500 E-mini	168	06/2018	USD	22,201,200	—	(1,225,557)
SPI 200 Index	112	06/2018	AUD	16,060,800	—	(540,450)
TOPIX Index	25	06/2018	JPY	426,625,000	40,730	—
TOPIX Index	13	06/2018	JPY	221,845,000	21,179	—
U.S. Ultra Bond	52	06/2018	USD	8,480,717	276,084	—
Total					973,329	(2,231,833)

12	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2018 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
90-Day Euro$	(48)	06/2018	USD	(11,724,000)	46,670	—
90-Day Sterling	(68)	06/2018	GBP	(8,422,650)	22,254	—
Euro CHF 3-Month ICE	(22)	06/2018	CHF	(5,540,150)	—	(623)
EURO STOXX 50	(220)	06/2018	EUR	(7,218,200)	172,490	—
FTSE 100 Index	(35)	06/2018	GBP	(2,447,725)	59,110	—
Long Gilt	(29)	06/2018	GBP	(3,629,748)	—	(68,774)
S&P 500 E-mini	(59)	06/2018	USD	(7,796,850)	430,259	—
U.S. Long Bond	(27)	06/2018	USD	(3,998,255)	—	(92,872)
Total					730,783	(162,269)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 2.205%	Receives Semi annually, Pays Semi annually	Morgan Stanley	09/06/2027	CAD	6,535,000	123,580	—	—	123,580	—
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 2.205%	Receives Semi annually, Pays Semi annually	Morgan Stanley	09/06/2027	CAD	2,440,000	34,393	—	—	34,393	—
3-Month USD LIBOR	Fixed rate of 2.044%	Receives Quarterly, Pays Semi annually	Morgan Stanley	09/08/2027	USD	21,339,000	1,355,786	—	—	1,355,786	—
Fixed rate of 0.210%	6-Month JPY BBA LIBOR	Receives Semi annually, Pays Semi annually	Morgan Stanley	09/08/2027	JPY	259,538,000	(14,127)	—	—	—	(14,127)
Fixed rate of 0.770%	6-Month EURIBOR	Receives Annually, Pays Semi annually	Morgan Stanley	09/08/2027	EUR	16,967,000	(169,540)	—	—	—	(169,540)
Fixed rate of 1.400%	6-Month GBP LIBOR	Receives Semi annually, Pays Semi annually	Morgan Stanley	11/01/2027	GBP	4,646,000	(29,188)	—	—	—	(29,188)
Fixed rate of 0.769%	6-Month EURIBOR	Receives Annually, Pays Semi annually	Morgan Stanley	12/05/2027	EUR	4,123,000	(60,729)	—	—	—	(60,729)
Fixed rate of 0.285%	6-Month JPY BBA LIBOR	Receives Semi annually, Pays Semi annually	Morgan Stanley	12/06/2027	JPY	227,882,000	2,161	—	—	2,161	—
6-Month GBP LIBOR	Fixed rate of 1.322%	Receives Semi annually, Pays Semi annually	Morgan Stanley	01/02/2028	GBP	9,508,000	179,729	—	—	179,729	—
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 2.440%	Receives Semi annually, Pays Semi annually	Morgan Stanley	01/02/2028	CAD	7,133,000	17,969	—	—	17,969	—
Fixed rate of 2.821%	6-Month AUD BBA LIBOR	Receives Semi annually, Pays Semi annually	Morgan Stanley	01/03/2028	AUD	11,093,000	35,418	—	—	35,418	—
Fixed rate of 0.891%	6-Month EURIBOR	Receives Annually, Pays Semi annually	Morgan Stanley	01/04/2028	EUR	9,922,000	(20,056)	—	—	—	(20,056)
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 2.697%	Receives Semi annually, Pays Semi annually	Morgan Stanley	02/01/2028	CAD	20,064,000	(293,791)	—	—	—	(293,791)
Fixed rate of 2.910%	6-Month AUD BBA LIBOR	Receives Semi annually, Pays Semi annually	Morgan Stanley	03/06/2028	AUD	5,650,000	43,468	—	—	43,468	—
Fixed rate of 1.090%	6-Month EURIBOR	Receives Annually, Pays Semi annually	Morgan Stanley	03/07/2028	EUR	4,450,000	78,086	—	—	78,086	—
Total							1,283,159	—	—	1,870,590	(587,431)

Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018	13

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2018 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 29	Citi	06/20/2023	1.000	Quarterly	1.367%	USD	4,630,000	(80,961)	1,286	—	(86,565)	6,890	—

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 30	Morgan Stanley	06/20/2023	5.000	Quarterly	3.604%	USD	11,569,000	(4,758)	—	—	—	(4,758)
Markit CDX North America Investment Grade Index, Series 30	Morgan Stanley	06/20/2023	1.000	Quarterly	0.655%	USD	4,453,000	(4,145)	—	—	—	(4,145)
Total								(8,903)	—	—	—	(8,903)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Barclays TrendStar+ Alt Roll 2 Index†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2018	USD	19,963,511	228,595 ††	(9,338)	5,010	—	214,247	—
Total return on Barclays Backwardation Alpha Bloomberg CI Index ER†	Fixed rate of 0.350%	Monthly	Barclays	11/30/2018	USD	11,280,786	141,903 ††	(3,180)	—	—	138,723	—
Total return on Barclays TrendStar+ Alt Roll 2 Index†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2018	USD	1,926,422	22,059 ††	(901)	621	—	20,537	—
Total return on Barclays Dualis Excess Return Index†	Fixed rate of 0.580%	Monthly	Barclays	11/30/2018	USD	11,311,862	15,345 ††	(5,285)	—	—	10,060	—
Total return on Barclays TrendStar+ Alt Roll 2 Index†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2018	USD	470,679	5,390 ††	(220)	123	—	5,047	—
14	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Barclays TrendStar+ Alt Roll 2 Index†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2018	USD	1,000,686	4,551 ††	(129)	389	—	4,033	—
Total return on Barclays Dualis Excess Return Index†	Fixed rate of 0.580%	Monthly	Barclays	11/30/2018	USD	2,280,047	3,093 ††	(1,070)	—	—	2,023	—
Total return on Barclays Dualis Excess Return Index†	Fixed rate of 0.580%	Monthly	Barclays	11/30/2018	USD	155,073	676 ††	(19)	—	—	657	—
Total return on Barclays Backwardation Alpha Bloomberg CI Index ER†	Fixed rate of 0.350%	Monthly	Barclays	11/30/2018	USD	201,076	395 ††	(15)	—	—	380	—
Total return on Barclays Dualis Excess Return Index†	Fixed rate of 0.580%	Monthly	Barclays	11/30/2018	USD	254,296	345 ††	(115)	—	—	230	—
Total return on Barclays Dualis Excess Return Index†	Fixed rate of 0.580%	Monthly	Barclays	11/30/2018	USD	82,409	112 ††	(37)	—	—	75	—
Total return on Barclays Commodity Hedging Insights 2 Index†	Fixed rate of 0.150%	Monthly	Barclays	11/30/2018	USD	1,794,517	(18,599) ††	(58)	—	—	—	(18,657)
Total return on Barclays Commodity Strategy 1692 Index Excess Return†	Fixed rate of 0.500%	Monthly	Barclays	11/30/2018	USD	4,115,316	(18,700) ††	(457)	—	—	—	(19,157)
Total return on Barclays Commodity Strategy 1692 Index Excess Return†	Fixed rate of 0.500%	Monthly	Barclays	11/30/2018	USD	8,296,813	(65,332) ††	(3,342)	—	—	—	(68,674)
Total return on Barclays Commodity Hedging Insights 2 Index†	Fixed rate of 0.150%	Monthly	Barclays	11/30/2018	USD	7,595,830	(161,627) ††	(923)	—	—	—	(162,550)
Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018	15

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Barclays Commodity Hedging Insights 2 Index†	Fixed rate of 0.150%	Monthly	Barclays	11/30/2018	USD	8,982,850	(191,141) ††	(1,050)	—	—	—	(192,191)
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha†	Fixed rate of 0.300%	Monthly	Citi	11/30/2018	USD	28,559,035	83,551 ††	(6,902)	—	—	76,649	—
Total return on Citi Commodities Congestion Pre-Post Roll Alpha (B) Index†	Fixed rate of 0.270%	Monthly	Citi	11/30/2018	USD	28,597,193	(36,244) ††	(6,220)	—	—	—	(42,464)
Total return on Citi CVICOTS1 Index†	Fixed rate of 0.400%	Monthly	Citi	11/30/2018	USD	7,140,510	(433,746) ††	(2,301)	—	—	—	(436,047)
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	27,766,694	474,895 ††	—	—	—	474,895	—
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	8,606,515	147,198 ††	—	—	—	147,198	—
Total return on Deutsche Bank Haven Plus - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	3,003,588	30,496 ††	—	—	—	30,496	—
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	484,244	8,282 ††	—	—	—	8,282	—
Total return on Deutsche Bank Haven Plus - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	6,767,691	6,638 ††	—	—	—	6,638	—
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	2,009,681	5,949 ††	—	—	—	5,949	—
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	299,092	5,115 ††	—	—	—	5,115	—
16	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Deutsche Bank Haven Plus - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	2,744,436	2,692 ††	—	—	—	2,692	—
Total return on Deutsche Bank Haven Plus - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	2,244,413	2,201 ††	—	—	—	2,201	—
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	114,618	1,960 ††	—	—	—	1,960	—
Total return on Deutsche Bank Haven Plus - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	210,503	206 ††	—	—	—	206	—
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	42,845,782	669,204 ††	—	—	—	669,204	—
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	15,563,990	238,352 ††	—	—	—	238,352	—
Total return on Goldman Sachs Macro Index CA03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	7,567,057	118,259 ††	(590)	—	—	117,669	—
Total return on Goldman Sachs Macro Index MF03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	43,920,839	70,983 ††	(3,424)	—	—	67,559	—
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	12,695,716	50,754 ††	(2,573)	—	—	48,181	—
Total return on Goldman Sachs Macro Index CA03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	2,699,562	29,982 ††	(116)	—	—	29,866	—
Total return on Goldman Sachs Macro Index CA03†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	1,604,309	24,096 ††	—	—	—	24,096	—
Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018	17

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs Series 19 10-year Volatility Carry Index†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	1,746,430	20,257 ††	—	—	—	20,257	—
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	4,619,009	16,629 ††	(258)	—	—	16,371	—
Total return on Goldman Sachs FX Volatility Carry Basket Index†	Fixed rate of 0.280%	Monthly	Goldman Sachs International	11/30/2018	USD	1,941,856	15,585 ††	(424)	—	—	15,161	—
Total return on Goldman Sachs FX Volatility Carry Basket Index†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	2,305,114	15,020 ††	(187)	—	—	14,833	—
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	715,023	11,168 ††	—	—	—	11,168	—
Total return on Goldman Sachs FX Volatility Carry Basket Index†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	1,328,004	10,658 ††	(104)	—	—	10,554	—
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	3,171,005	10,132 ††	(667)	—	—	9,465	—
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	497,686	7,773 ††	—	—	—	7,773	—
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	2,699,171	5,752 ††	—	—	—	5,752	—
Total return on Goldman Sachs Macro Index MF03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	9,461,458	5,916 ††	(585)	—	—	5,331	—
18	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs Series 19 10-year Volatility Carry Index†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	501,469	4,741 ††	(41)	—	—	4,700	—
Total return on Goldman Sachs FX Volatility Carry Basket Index†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	2,309,130	1,605 ††	(50)	—	—	1,555	—
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	386,924	1,546 ††	(78)	—	—	1,468	—
Total return on Goldman Sachs Macro Index MF03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	1,303,630	1,129 ††	(106)	—	—	1,023	—
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	267,557	1,069 ††	(54)	—	—	1,015	—
Total return on Goldman Sachs Macro Index CA03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	1,606,124	900 ††	(35)	—	—	865	—
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	126,217	(25) ††	(22)	—	—	—	(47)
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	235,939	(48) ††	(40)	—	—	—	(88)
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	413,253	(83) ††	(71)	—	—	—	(154)
Total return on Goldman Sachs Curve Index C0210†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	117,102	(234) ††	2	—	—	—	(232)
Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018	19

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	150,558	(347) ††	(7)	—	—	—	(354)
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	298,173	(440) ††	(53)	—	—	—	(493)
Total return on Goldman Sachs Commodity Volatility Carry Series 18 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	199,018	(564) ††	(4)	—	—	—	(568)
Total return on Goldman Sachs Series 19 10-year Volatility Carry Index†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	603,275	(976) ††	(13)	—	—	—	(989)
Total return on Goldman Sachs Curve Index C0210†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	2,603,451	(1,657) ††	11	—	—	—	(1,646)
Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Retrun Strategy†	Fixed rate of 0.300%	Monthly	Goldman Sachs International	11/30/2018	USD	209,975	(2,277) ††	(49)	—	—	—	(2,326)
Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Retrun Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	542,235	(2,331) ††	(6)	—	—	—	(2,337)
Total return on Goldman Sachs U.S. Series 71 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	384,959	(2,874) ††	(4)	—	—	—	(2,878)
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	285,161	(3,754) ††	(40)	—	—	—	(3,794)
20	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Retrun Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	367,760	(3,952) ††	(8)	—	—	—	(3,960)
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	327,791	(4,316) ††	(46)	—	—	—	(4,362)
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	14,080,171	(2,843) ††	(2,415)	—	—	—	(5,258)
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	503,263	(6,626) ††	(71)	—	—	—	(6,697)
Total return on Goldman Sachs Curve Index RP09†	Fixed rate of 0.110%	Monthly	Goldman Sachs International	11/30/2018	USD	8,606,806	(7,023) ††	(766)	—	—	—	(7,789)
Total return on Goldman Sachs Curve Index RP09†	Fixed rate of 0.110%	Monthly	Goldman Sachs International	11/30/2018	USD	5,222,926	(9,321) ††	(247)	—	—	—	(9,568)
Total return on Goldman Sachs Commodity Volatility Carry Series 18 Excess Return Strategy†	Fixed rate of 0.350%	Monthly	Goldman Sachs International	11/30/2018	USD	1,420,229	(9,762) ††	(388)	—	—	—	(10,150)
Total return on Goldman Sachs Curve Index RP09†	Fixed rate of 0.110%	Monthly	Goldman Sachs International	11/30/2018	USD	28,651,230	(9,065) ††	(2,457)	—	—	—	(11,522)
Total return on Goldman Sachs Macro Index MF03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	4,096,766	(11,994) ††	(88)	—	—	—	(12,082)
Total return on Goldman Sachs Curve Index C0210†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	4,595,621	(13,074) ††	74	—	—	—	(13,000)
Total return on Goldman Sachs Curve Index RP09†	Fixed rate of 0.110%	Monthly	Goldman Sachs International	11/30/2018	USD	7,917,944	(15,084) ††	(187)	—	—	—	(15,271)
Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018	21

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	2,199,867	(16,208) ††	(85)	—	—	—	(16,293)
Total return on Goldman Sachs U.S. Series 71 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	686,953	(18,899) ††	(54)	—	—	—	(18,953)
Total return on Goldman Sachs Curve Index C0210†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	28,288,026	(56,501) ††	441	—	—	—	(56,060)
Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Retrun Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	5,468,279	(59,294) ††	(426)	—	—	—	(59,720)
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	14,202,342	(198,187) ††	(2,069)	—	—	—	(200,256)
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	21,891,134	(288,212) ††	(3,072)	—	—	—	(291,284)
Total return on Goldman Sachs U.S. Series 71 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	14,039,508	(386,264) ††	(1,095)	—	—	—	(387,359)
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index†	Fixed rate of 0.000%	Monthly	JPMorgan	11/30/2018	USD	20,730,593	50,239 ††	—	—	—	50,239	—
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index†	Fixed rate of -0.100%	Monthly	JPMorgan	11/30/2018	USD	14,066,093	41,138 ††	113	—	—	41,251	—
22	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index†	Fixed rate of -0.150%	Monthly	JPMorgan	11/30/2018	USD	2,292,471	20,724 ††	210	—	—	20,934	—
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index†	Fixed rate of -0.150%	Monthly	JPMorgan	11/30/2018	USD	4,088,427	11,119 ††	136	—	—	11,255	—
Total return on JPMorgan Equity Risk Premium - Global Pure Value L/S USD Index 1†	Fixed rate of 0.000%	Monthly	JPMorgan	11/30/2018	USD	1,999,124	3,634 ††	—	—	—	3,634	—
Total return on JPMorgan Equity Risk Premium - Global Pure Value L/S USD Index 1†	Fixed rate of 0.000%	Monthly	JPMorgan	11/30/2018	USD	13,653,422	(332,688) ††	—	—	—	—	(332,688)
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	43,428,735	62,788 ††	5,248	—	—	68,036	—
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	15,833,513	22,892 ††	1,979	—	—	24,871	—
Total return on Morgan Stanley Cube Global Value Index†	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	2,195,353	7,826 ††	98	—	—	7,924	—
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	3,397,637	6,368 ††	113	—	—	6,481	—
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	437,542	632 ††	53	—	—	685	—
Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018	23

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Morgan Stanley Cube Global Value Index†	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	281,206	(4,781) ††	45	—	—	—	(4,736)
Total return on Morgan Stanley Cube Global Value Index†	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	427,664	(7,271) ††	69	—	—	—	(7,202)
Total return on Morgan Stanley Cube Global Value Index†	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	9,637,863	(163,864) ††	1,553	—	—	—	(162,311)
Total							184,289	(54,492)	6,143	—	2,715,821	(2,592,167)
†	By investing in the total return swap contract, the Fund gains exposure to the underlying investments that make up the custom basket/index without having to own the underlying investments directly. The components of the custom basket/index are available on Columbia Variable Portfolio – Diversified Absolute Return Fund’s page of columbiathreadneedleus.com website.
††	Valuation based on significant unobservable inputs.
Notes to Consolidated Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with investments sold short.
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund
	163,698,354	44,035,586	(46,050,042)	161,683,898	939	(14,410)	570,372	161,667,729
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
24	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2018 (Unaudited)
Currency Legend  (continued)
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018	25

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	18,216,376	—	—	—	18,216,376
Consumer Staples	7,922,348	—	—	—	7,922,348
Energy	8,494,717	—	—	—	8,494,717
Financials	18,875,905	—	—	—	18,875,905
Health Care	16,416,483	—	—	—	16,416,483
Industrials	18,997,906	—	—	—	18,997,906
Information Technology	15,720,038	—	—	—	15,720,038
Materials	4,891,190	—	—	—	4,891,190
Real Estate	5,981,434	—	—	—	5,981,434
Telecommunication Services	1,603,713	—	—	—	1,603,713
Utilities	4,751,390	—	—	—	4,751,390
Total Common Stocks	121,871,500	—	—	—	121,871,500
Convertible Bonds	—	628,007	—	—	628,007
Exchange-Traded Funds	44,274,076	—	—	—	44,274,076
Money Market Funds	—	—	—	161,667,729	161,667,729
Total Investments in Securities	166,145,576	628,007	—	161,667,729	328,441,312
Investments in Securities Sold Short
Common Stocks
Consumer Discretionary	(18,447,441)	—	—	—	(18,447,441)
Consumer Staples	(7,542,925)	—	—	—	(7,542,925)
Energy	(8,533,104)	—	—	—	(8,533,104)
Financials	(18,354,923)	—	—	—	(18,354,923)
Health Care	(17,130,164)	—	—	—	(17,130,164)
Industrials	(19,497,000)	—	—	—	(19,497,000)
Information Technology	(16,053,091)	—	—	—	(16,053,091)
Materials	(5,417,484)	—	—	—	(5,417,484)
Real Estate	(5,289,812)	—	—	—	(5,289,812)
Telecommunication Services	(1,592,312)	—	—	—	(1,592,312)
Utilities	(4,103,487)	—	—	—	(4,103,487)
Total Common Stocks	(121,961,743)	—	—	—	(121,961,743)
Total Investments in Securities Sold Short	(121,961,743)	—	—	—	(121,961,743)
Total Investments in Securities, Net of Securities Sold Short	44,183,833	628,007	—	161,667,729	206,479,569
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	947,785	—	—	947,785
Futures Contracts	1,704,112	—	—	—	1,704,112
Swap Contracts	—	1,877,480	2,715,821	—	4,593,301
Liability
Forward Foreign Currency Exchange Contracts	—	(1,277,256)	—	—	(1,277,256)
Futures Contracts	(2,394,102)	—	—	—	(2,394,102)
Swap Contracts	—	(596,334)	(2,592,167)	—	(3,188,501)
Total	43,493,843	1,579,682	123,654	161,667,729	206,864,908
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
26	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain swap contracts classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018	27

Portfolio of Investments
Variable Portfolio – Managed Volatility Conservative Growth Fund (formerly Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund), March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.0%
Wm. Wrigley Jr., Co.(a)
10/21/2018	2.400%	17,000	16,984
10/21/2019	2.900%	145,000	145,134
Total			162,118
Total Corporate Bonds & Notes (Cost $162,768)			162,118

Equity Funds 31.4%
	Shares	Value ($)
International 8.5%
Variable Portfolio – DFA International Value Fund, Class 1 Shares(b)	2,117,985	23,721,430
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares(b)	3,045,988	35,790,366
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares(b)	1,944,233	23,797,407
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares(b)	3,050,524	35,660,627
Total		118,969,830
U.S. Large Cap 18.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(b),(c)	1,046,189	22,524,453
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(b),(c)	1,394,750	67,812,759
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(b),(c)	963,931	23,857,295
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(b),(c)	1,225,277	21,099,266
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(b),(c)	319,350	3,104,079
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(b),(c)	559,728	13,416,689
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(b),(c)	635,399	18,706,128
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(b),(c)	698,416	18,731,525
Variable Portfolio – MFS Value Fund, Class 1 Shares(b),(c)	553,129	13,380,195
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(b),(c)	1,278,047	25,675,968
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(b),(c)	666,841	18,958,278
Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(b),(c)	604,792	13,414,283
Total		260,680,918
U.S. Mid Cap 2.1%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(b),(c)	231,619	6,047,572
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares(b),(c)	273,719	6,043,718
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares(b),(c)	333,673	8,675,493
Variable Portfolio – Westfield Mid Cap Growth Fund, Class 1 Shares(b),(c)	381,999	9,252,027
Total		30,018,810
U.S. Small Cap 2.3%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(b),(c)	474,959	10,905,056
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(b),(c)	479,743	10,990,898
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(b),(c)	395,085	10,892,503
Total		32,788,457
Total Equity Funds (Cost $335,027,958)		442,458,015

Exchange-Traded Funds 7.4%

iShares MSCI EAFE ETF	561,987	39,159,254
SPDR S&P 500 ETF Trust	248,625	65,425,669
Total Exchange-Traded Funds (Cost $82,738,957)		104,584,923

Fixed-Income Funds 40.1%

Investment Grade 40.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(b)	10,720,016	109,880,160
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(b)	3,516,585	32,915,234
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(b)	5,782,440	59,096,534
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(b)	3,208,345	32,917,625
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(b)	9,706,914	106,776,056
Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2018	1

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund (formerly Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund), March 31, 2018 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(b)	9,512,183	102,636,457
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(b)	10,592,185	111,006,100
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(b)	1,059,510	10,626,883
Total		565,855,049
Total Fixed-Income Funds (Cost $570,077,432)		565,855,049

Residential Mortgage-Backed Securities - Agency 6.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(d)
04/17/2033	2.500%	31,750,000	31,110,041
04/17/2033	3.000%	1,750,000	1,747,721
04/17/2033- 04/12/2048	3.500%	46,675,000	47,086,179
04/12/2048	4.000%	6,750,000	6,926,817
Total Residential Mortgage-Backed Securities - Agency (Cost $86,403,950)			86,870,758
Options Purchased Puts 0.6%
Value ($)
(Cost $10,521,270)	8,573,875

Money Market Funds 20.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(b),(e)	281,541,134	281,512,979
Total Money Market Funds (Cost $281,535,212)		281,512,979
Total Investments in Securities (Cost: $1,366,467,547)		1,490,017,717
Other Assets & Liabilities, Net		(80,656,072)
Net Assets		1,409,361,645

At March 31, 2018, securities and/or cash totaling $4,316,938 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,718,500 EUR	2,124,659 USD	UBS	04/19/2018	7,720	—
1,151,187 GBP	1,599,979 USD	UBS	04/19/2018	—	(16,235)
2,113,382 USD	1,718,500 EUR	UBS	04/19/2018	3,557	—
1,603,997 USD	1,151,187 GBP	UBS	04/19/2018	12,218	—
Total				23,495	(16,235)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
AUD/USD Currency	20	06/2018	USD	1,535,200	—	(46,174)
EURO STOXX 50	5	06/2018	EUR	164,050	—	(3,630)
FTSE 100 Index	13	06/2018	GBP	909,155	—	(21,997)
S&P 500 E-mini	538	06/2018	USD	71,096,700	—	(3,926,044)
S&P 500 Index	8	06/2018	USD	5,286,000	—	(291,828)
SPI 200 Index	32	06/2018	AUD	4,588,800	—	(147,598)
TOPIX Index	39	06/2018	JPY	665,535,000	8,363	—
U.S. Long Bond	153	06/2018	USD	22,656,777	513,492	—
U.S. Treasury 10-Year Note	328	06/2018	USD	39,929,293	309,281	—
U.S. Treasury 2-Year Note	21	06/2018	USD	4,464,041	1,226	—
U.S. Treasury 5-Year Note	512	06/2018	USD	58,704,338	181,933	—
U.S. Ultra Bond	38	06/2018	USD	6,197,447	127,489	—
Total					1,141,784	(4,437,271)

2	Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund (formerly Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund), March 31, 2018 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 E-mini	(17)	06/2018	USD	(1,301,520)	27,067	—
S&P/TSX 60 Index	(20)	06/2018	CAD	(3,624,000)	19,744	—
Total					46,811	—

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	76,585,230	290	1,950.00	06/2019	1,941,041	1,303,550
S&P 500 Index	Deutsche Bank	USD	68,662,620	260	1,900.00	06/2019	1,544,879	1,034,800
S&P 500 Index	Deutsche Bank	USD	55,458,270	210	1,850.00	06/2019	1,106,667	738,150
S&P 500 Index	Deutsche Bank	USD	100,881,234	382	2,000.00	12/2019	2,840,950	2,549,850
S&P 500 Index	Deutsche Bank	USD	84,507,840	320	2,050.00	12/2019	2,605,773	2,406,400
S&P 500 Index	Deutsche Bank	USD	17,165,655	65	2,100.00	12/2019	481,960	541,125
Total							10,521,270	8,573,875
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2018, the value of these securities amounted to $162,118, which represents 0.01% of net assets.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	249,771,533	70,378,449	(38,608,848)	281,541,134	—	(1,759)	(24,356)	982,997	281,512,979
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	1,063,978	6,270	(24,059)	1,046,189	—	129,393	(673,165)	—	22,524,453
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	1,511,560	2,541	(119,351)	1,394,750	—	1,502,713	(1,406,649)	—	67,812,759
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	971,974	6,291	(14,334)	963,931	—	50,757	(569,644)	—	23,857,295
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	10,578,013	166,018	(24,015)	10,720,016	—	(9,091)	(1,154,826)	—	109,880,160
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	1,279,806	3,629	(58,158)	1,225,277	—	262,208	353,716	—	21,099,266
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	3,480,500	43,230	(7,145)	3,516,585	—	(7,215)	(272,831)	—	32,915,234
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	5,610,800	184,060	(12,420)	5,782,440	—	(6,704)	(2,279,732)	—	59,096,534
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares
	239,144	612	(8,137)	231,619	—	50,203	32,117	—	6,047,572
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares
	273,201	2,891	(2,373)	273,719	—	7,032	(178,720)	—	6,043,718
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	—	329,211	(9,861)	319,350	—	813	(88,815)	—	3,104,079
Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2018	3

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund (formerly Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund), March 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	566,067	3,806	(10,145)	559,728	—	32,020	(524,981)	—	13,416,689
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	481,114	3,474	(9,629)	474,959	—	40,743	(61,449)	—	10,905,056
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	3,169,732	46,495	(7,882)	3,208,345	—	(4,290)	(281,103)	—	32,917,625
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares
	9,582,864	142,305	(18,255)	9,706,914	—	(5,080)	(1,435,548)	—	106,776,056
Variable Portfolio – DFA International Value Fund, Class 1 Shares
	2,138,250	30,768	(51,033)	2,117,985	—	105,767	(665,453)	239,452	23,721,430
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares
	3,047,932	37,994	(39,938)	3,045,988	—	36,978	(676,871)	253,641	35,790,366
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares
	659,043	2,456	(26,100)	635,399	—	251,955	(61,355)	—	18,706,128
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	725,024	2,930	(29,538)	698,416	—	117,546	108,083	—	18,731,525
Variable Portfolio – MFS Value Fund, Class 1 Shares
	558,274	3,641	(8,786)	553,129	—	20,836	(436,964)	—	13,380,195
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	1,302,274	7,304	(31,531)	1,278,047	—	150,091	(626,044)	—	25,675,968
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares
	717,190	—	(50,349)	666,841	—	341,148	580,296	—	18,958,278
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares
	1,976,488	9,398	(41,653)	1,944,233	—	38,185	(120,254)	100,015	23,797,407
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	9,362,072	168,414	(18,303)	9,512,183	—	(8,031)	(1,396,271)	—	102,636,457
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	507,025	361	(27,643)	479,743	—	141,163	351,039	—	10,990,898
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	395,275	4,403	(4,593)	395,085	—	13,553	(180,834)	—	10,892,503
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares
	3,055,717	32,862	(38,055)	3,050,524	—	21,864	(695,964)	187,523	35,660,627
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	609,005	4,400	(8,613)	604,792	—	19,322	(391,029)	—	13,414,283
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares
	10,427,116	188,437	(23,368)	10,592,185	—	(6,738)	(1,451,335)	—	111,006,100
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares
	338,041	1,661	(6,029)	333,673	—	34,510	(120,732)	—	8,675,493
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares
	1,051,333	12,028	(3,851)	1,059,510	—	(826)	(30,721)	—	10,626,883
4	Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund (formerly Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund), March 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Variable Portfolio – Westfield Mid Cap Growth Fund, Class 1 Shares
	400,391	62	(18,454)	381,999	—	109,898	210,190	—	9,252,027
Total					—	3,428,964	(14,170,205)	1,763,628	1,289,826,043

(c)	Non-income producing investment.
(d)	Represents a security purchased on a when-issued basis.
(e)	The rate shown is the seven-day current annualized yield at March 31, 2018.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2018	5

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund (formerly Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund), March 31, 2018 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	162,118	—	—	162,118
Equity Funds	—	—	—	442,458,015	442,458,015
Exchange-Traded Funds	104,584,923	—	—	—	104,584,923
Fixed-Income Funds	—	—	—	565,855,049	565,855,049
Residential Mortgage-Backed Securities - Agency	—	86,870,758	—	—	86,870,758
Options Purchased Puts	8,573,875	—	—	—	8,573,875
Money Market Funds	—	—	—	281,512,979	281,512,979
Total Investments in Securities	113,158,798	87,032,876	—	1,289,826,043	1,490,017,717
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	23,495	—	—	23,495
Futures Contracts	1,188,595	—	—	—	1,188,595
Liability
Forward Foreign Currency Exchange Contracts	—	(16,235)	—	—	(16,235)
Futures Contracts	(4,437,271)	—	—	—	(4,437,271)
Total	109,910,122	87,040,136	—	1,289,826,043	1,486,776,301
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
6	Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2018

Portfolio of Investments
Variable Portfolio – Managed Volatility Growth Fund (formerly Columbia Variable Portfolio – Managed Volatility Growth Fund), March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.0%
Wm. Wrigley Jr., Co.(a)
10/21/2018	2.400%	68,000	67,936
10/21/2019	2.900%	605,000	605,557
Total			673,493
Total Corporate Bonds & Notes (Cost $676,202)			673,493

Equity Funds 62.6%
	Shares	Value ($)
International 17.2%
Variable Portfolio – DFA International Value Fund, Class 1 Shares(b)	31,795,398	356,108,456
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares(b)	44,802,907	526,434,166
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares(b)	28,976,295	354,669,849
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares(b)	44,835,108	524,122,411
Total		1,761,334,882
U.S. Large Cap 37.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(b),(c)	14,825,723	319,197,824
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(b),(c)	19,899,405	967,509,070
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(b),(c)	13,601,473	336,636,465
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(b),(c)	17,864,811	307,632,049
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(b),(c)	4,425,407	43,014,954
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(b),(c)	9,293,185	222,757,649
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(b),(c)	9,393,055	276,531,534
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(b),(c)	10,440,261	280,007,789
Variable Portfolio – MFS Value Fund, Class 1 Shares(b),(c)	9,008,001	217,903,555
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(b),(c)	18,406,294	369,782,442
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(b),(c)	10,073,218	286,381,592
Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(b),(c)	9,836,991	218,184,453
Total		3,845,539,376
U.S. Mid Cap 4.0%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(b),(c)	3,137,216	81,912,712
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares(b),(c)	3,647,137	80,528,791
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares(b),(c)	4,598,735	119,567,106
Variable Portfolio – Westfield Mid Cap Growth Fund, Class 1 Shares(b),(c)	5,131,994	124,296,895
Total		406,305,504
U.S. Small Cap 3.8%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(b),(c)	5,541,809	127,239,941
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(b),(c)	5,845,864	133,928,731
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(b),(c)	4,486,344	123,688,499
Total		384,857,171
Total Equity Funds (Cost $5,024,865,984)		6,398,036,933

Exchange-Traded Funds 6.3%

iShares MSCI EAFE ETF	2,610,000	181,864,800
SPDR S&P 500 ETF Trust	1,738,300	457,433,645
Total Exchange-Traded Funds (Cost $490,937,128)		639,298,445

Fixed-Income Funds 11.2%

Investment Grade 11.2%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(b)	19,274,349	197,562,079
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(b)	6,235,829	58,367,364
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(b)	10,455,510	106,855,314
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(b)	5,703,231	58,515,145
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(b)	18,082,684	198,909,521
Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2018	1

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Growth Fund (formerly Columbia Variable Portfolio – Managed Volatility Growth Fund), March 31, 2018 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(b)	26,644,665	287,495,935
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(b)	20,495,529	214,793,147
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(b)	1,965,142	19,710,374
Total		1,142,208,879
Total Fixed-Income Funds (Cost $1,148,741,472)		1,142,208,879

Residential Mortgage-Backed Securities - Agency 3.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(d)
04/17/2033	2.500%	99,000,000	97,004,536
04/17/2033	3.000%	15,000,000	14,980,470
04/17/2033- 04/12/2048	3.500%	221,275,000	222,870,000
04/12/2048	4.000%	27,000,000	27,707,268
Total Residential Mortgage-Backed Securities - Agency (Cost $360,476,030)			362,562,274
Options Purchased Puts 1.1%
Value ($)
(Cost $135,973,846)	115,494,725

Money Market Funds 18.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(b),(e)	1,844,651,457	1,844,466,992
Total Money Market Funds (Cost $1,844,590,658)		1,844,466,992
Total Investments in Securities (Cost: $9,006,261,320)		10,502,741,741
Other Assets & Liabilities, Net		(280,505,522)
Net Assets		10,222,236,219

At March 31, 2018, securities and/or cash totaling $62,356,789 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
8,141,000 EUR	10,065,085 USD	UBS	04/19/2018	36,571	—
5,632,556 GBP	7,828,419 USD	UBS	04/19/2018	—	(79,437)
10,114,616 USD	8,141,000 EUR	UBS	04/19/2018	—	(86,102)
7,881,202 USD	5,632,556 GBP	UBS	04/19/2018	26,654	—
Total				63,225	(165,539)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
AUD/USD Currency	600	06/2018	USD	46,056,000	—	(1,385,220)
BP Currency	910	06/2018	USD	79,954,875	202,350	—
CAC40 Index	40	04/2018	EUR	2,061,800	—	(48,569)
CHF Currency	80	06/2018	USD	10,514,000	—	(141,296)
DAX Index	35	06/2018	EUR	10,604,563	—	(343,351)
Euro FX	300	06/2018	USD	46,344,375	—	(364,860)
EURO STOXX 50	170	06/2018	EUR	5,577,700	—	(123,434)
FTSE 100 Index	375	06/2018	GBP	26,225,625	—	(634,530)
FTSE/MIB Index	88	06/2018	EUR	9,659,320	—	(186,279)
JPY Currency	930	06/2018	USD	109,780,688	—	(394,342)
Russell 2000 E-mini	105	06/2018	USD	8,038,800	—	(367,760)
S&P 500 E-mini	6,295	06/2018	USD	831,884,250	—	(45,937,637)
S&P 500 Index	190	06/2018	USD	125,542,500	—	(6,930,915)
2	Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Growth Fund (formerly Columbia Variable Portfolio – Managed Volatility Growth Fund), March 31, 2018 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
SPI 200 Index	383	06/2018	AUD	54,922,200	—	(1,766,558)
TOPIX Index	694	06/2018	JPY	11,843,110,000	148,822	—
U.S. Long Bond	1,477	06/2018	USD	218,719,344	4,232,291	—
U.S. Treasury 10-Year Note	1,891	06/2018	USD	230,202,114	1,474,687	—
U.S. Treasury 2-Year Note	1,259	06/2018	USD	267,629,911	56,733	—
U.S. Treasury 5-Year Note	3,343	06/2018	USD	383,298,050	1,159,364	—
U.S. Ultra Bond	681	06/2018	USD	111,064,774	2,457,159	—
Total					9,731,406	(58,624,751)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P/TSX 60 Index	(325)	06/2018	CAD	(58,890,000)	192,411	—

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	871,487,100	3,300	1,950.00	06/2019	22,087,702	14,833,500
S&P 500 Index	Deutsche Bank	USD	726,239,250	2,750	1,900.00	06/2019	16,340,069	10,945,000
S&P 500 Index	Deutsche Bank	USD	528,174,000	2,000	1,850.00	06/2019	10,539,686	7,030,000
S&P 500 Index	Deutsche Bank	USD	1,290,593,169	4,887	2,000.00	12/2019	36,344,822	32,620,725
S&P 500 Index	Deutsche Bank	USD	1,109,165,400	4,200	2,050.00	12/2019	34,200,774	31,584,000
S&P 500 Index	Deutsche Bank	USD	586,273,140	2,220	2,100.00	12/2019	16,460,793	18,481,500
Total							135,973,846	115,494,725
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2018, the value of these securities amounted to $673,493, which represents 0.01% of net assets.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	1,475,575,342	838,736,371	(469,660,256)	1,844,651,457	—	(22,822)	(144,178)	6,235,928	1,844,466,992
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	14,808,342	25,855	(8,474)	14,825,723	—	53,219	(8,032,743)	—	319,197,824
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	20,790,752	5,331	(896,678)	19,899,405	—	8,385,801	(8,130,912)	—	967,509,070
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	13,337,367	264,106	—	13,601,473	—	—	(7,433,942)	—	336,636,465
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	18,108,505	1,165,844	—	19,274,349	—	—	(1,994,980)	—	197,562,079
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	17,919,771	—	(54,960)	17,864,811	—	246,091	8,011,714	—	307,632,049
Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2018	3

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Growth Fund (formerly Columbia Variable Portfolio – Managed Volatility Growth Fund), March 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	5,873,565	362,264	—	6,235,829	—	—	(482,921)	—	58,367,364
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	9,758,424	697,086	—	10,455,510	—	—	(3,992,124)	—	106,855,314
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares
	3,093,627	43,589	—	3,137,216	—	—	982,475	—	81,912,712
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares
	3,505,266	141,871	—	3,647,137	—	—	(2,290,873)	—	80,528,791
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	—	4,425,478	(71)	4,425,407	—	(3)	(1,234,303)	—	43,014,954
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	9,273,262	23,552	(3,629)	9,293,185	—	14,335	(8,356,967)	—	222,757,649
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	5,627,406	—	(85,597)	5,541,809	—	420,382	(748,471)	—	127,239,941
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	5,357,999	345,232	—	5,703,231	—	—	(483,462)	—	58,515,145
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares
	17,002,355	1,080,329	—	18,082,684	—	—	(2,574,986)	—	198,909,521
Variable Portfolio – DFA International Value Fund, Class 1 Shares
	31,304,243	501,566	(10,411)	31,795,398	—	11,599	(8,761,520)	3,594,681	356,108,456
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares
	43,400,906	1,402,001	—	44,802,907	—	—	(9,783,463)	3,730,762	526,434,166
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares
	9,418,459	—	(25,404)	9,393,055	—	272,090	2,016,800	—	276,531,534
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	10,475,135	—	(34,874)	10,440,261	—	131,678	2,718,430	—	280,007,789
Variable Portfolio – MFS Value Fund, Class 1 Shares
	8,802,255	205,746	—	9,008,001	—	—	(6,924,456)	—	217,903,555
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	18,293,611	114,234	(1,551)	18,406,294	—	2,730	(7,150,952)	—	369,782,442
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares
	10,118,752	—	(45,534)	10,073,218	—	298,036	12,362,489	—	286,381,592
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares
	28,519,871	456,424	—	28,976,295	—	—	(1,495,950)	1,490,588	354,669,849
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	24,917,869	1,726,796	—	26,644,665	—	—	(3,740,959)	—	287,495,935
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	5,953,165	—	(107,301)	5,845,864	—	521,926	5,184,002	—	133,928,731
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	4,546,650	—	(60,306)	4,486,344	—	357,184	(2,350,926)	—	123,688,499
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares
	43,404,331	1,430,777	—	44,835,108	—	—	(10,295,025)	2,756,126	524,122,411
4	Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Growth Fund (formerly Columbia Variable Portfolio – Managed Volatility Growth Fund), March 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	9,590,217	246,774	—	9,836,991	—	—	(6,194,573)	—	218,184,453
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares
	19,180,255	1,315,274	—	20,495,529	—	—	(2,676,267)	—	214,793,147
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares
	4,472,479	126,256	—	4,598,735	—	—	(1,255,449)	—	119,567,106
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares
	1,843,644	121,498	—	1,965,142	—	—	(54,857)	—	19,710,374
Variable Portfolio – Westfield Mid Cap Growth Fund, Class 1 Shares
	5,081,898	51,046	(950)	5,131,994	—	(1,006)	4,025,069	—	124,296,895
Total					—	10,691,240	(71,284,280)	17,808,085	9,384,712,804

(c)	Non-income producing investment.
(d)	Represents a security purchased on a when-issued basis.
(e)	The rate shown is the seven-day current annualized yield at March 31, 2018.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2018	5

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Growth Fund (formerly Columbia Variable Portfolio – Managed Volatility Growth Fund), March 31, 2018 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	673,493	—	—	673,493
Equity Funds	—	—	—	6,398,036,933	6,398,036,933
Exchange-Traded Funds	639,298,445	—	—	—	639,298,445
Fixed-Income Funds	—	—	—	1,142,208,879	1,142,208,879
Residential Mortgage-Backed Securities - Agency	—	362,562,274	—	—	362,562,274
Options Purchased Puts	115,494,725	—	—	—	115,494,725
Money Market Funds	—	—	—	1,844,466,992	1,844,466,992
Total Investments in Securities	754,793,170	363,235,767	—	9,384,712,804	10,502,741,741
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	63,225	—	—	63,225
Futures Contracts	9,923,817	—	—	—	9,923,817
Liability
Forward Foreign Currency Exchange Contracts	—	(165,539)	—	—	(165,539)
Futures Contracts	(58,624,751)	—	—	—	(58,624,751)
Total	706,092,236	363,133,453	—	9,384,712,804	10,453,938,493
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
6	Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2018

Portfolio of Investments
Variable Portfolio – Managed Volatility Conservative Fund (formerly Columbia Variable Portfolio – Managed Volatility Conservative Fund), March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.0%
Wm. Wrigley Jr., Co.(a)
10/21/2018	2.400%	8,000	7,993
10/21/2019	2.900%	60,000	60,055
Total			68,048
Total Corporate Bonds & Notes (Cost $68,319)			68,048

Equity Funds 15.7%
	Shares	Value ($)
International 4.0%
Variable Portfolio – DFA International Value Fund, Class 1 Shares(b)	315,962	3,538,769
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares(b)	450,324	5,291,309
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares(b)	287,896	3,523,842
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares(b)	452,960	5,295,107
Total		17,649,027
U.S. Large Cap 9.1%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(b),(c)	167,785	3,612,404
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(b),(c)	220,461	10,718,808
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(b),(c)	156,678	3,877,783
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(b),(c)	190,062	3,272,866
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(b),(c)	48,902	475,324
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(b),(c)	82,352	1,973,981
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(b),(c)	97,870	2,881,298
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(b),(c)	106,947	2,868,329
Variable Portfolio – MFS Value Fund, Class 1 Shares(b),(c)	81,961	1,982,633
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(b),(c)	204,719	4,112,795
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(b),(c)	101,097	2,874,180
Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(b),(c)	89,725	1,990,112
Total		40,640,513
U.S. Mid Cap 1.1%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(b),(c)	38,724	1,011,072
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares(b),(c)	46,516	1,027,080
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares(b),(c)	53,862	1,400,421
Variable Portfolio – Westfield Mid Cap Growth Fund, Class 1 Shares(b),(c)	57,335	1,388,660
Total		4,827,233
U.S. Small Cap 1.5%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(b),(c)	98,126	2,252,970
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(b),(c)	97,397	2,231,376
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(b),(c)	81,868	2,257,101
Total		6,741,447
Total Equity Funds (Cost $52,317,849)		69,858,220

Exchange-Traded Funds 7.1%

iShares MSCI EAFE ETF	178,032	12,405,270
SPDR S&P 500 ETF Trust	73,425	19,321,788
Total Exchange-Traded Funds (Cost $25,272,591)		31,727,058

Fixed-Income Funds 54.5%

Investment Grade 54.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(b)	4,721,651	48,396,925
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(b)	1,554,194	14,547,254
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(b)	2,421,033	24,742,959
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(b)	1,410,108	14,467,711
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(b)	4,419,088	48,609,972
Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2018	1

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Fund (formerly Columbia Variable Portfolio – Managed Volatility Conservative Fund), March 31, 2018 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(b)	3,433,954	37,052,365
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(b)	4,613,868	48,353,334
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(b)	600,697	6,024,985
Total		242,195,505
Total Fixed-Income Funds (Cost $242,512,614)		242,195,505

Residential Mortgage-Backed Securities - Agency 7.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(d)
04/17/2033	2.500%	9,592,000	9,398,662
04/17/2033	3.000%	592,000	591,229
04/17/2033- 04/12/2048	3.500%	20,140,000	20,260,497
04/12/2048	4.000%	592,000	607,508
Total Residential Mortgage-Backed Securities - Agency (Cost $30,670,619)			30,857,896
Options Purchased Puts 0.4%
Value ($)
(Cost $1,947,922)	1,582,310

Money Market Funds 21.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(b),(e)	97,343,858	97,334,124
Total Money Market Funds (Cost $97,342,326)		97,334,124
Total Investments in Securities (Cost: $450,132,240)		473,623,161
Other Assets & Liabilities, Net		(29,375,401)
Net Assets		444,247,760

At March 31, 2018, securities and/or cash totaling $1,027,246 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
613,000 EUR	757,880 USD	UBS	04/19/2018	2,754	—
275,000 GBP	382,209 USD	UBS	04/19/2018	—	(3,878)
753,857 USD	613,000 EUR	UBS	04/19/2018	1,269	—
383,169 USD	275,000 GBP	UBS	04/19/2018	2,918	—
Total				6,941	(3,878)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	14	06/2018	EUR	459,340	—	(10,165)
FTSE 100 Index	4	06/2018	GBP	279,740	—	(6,768)
S&P 500 E-mini	132	06/2018	USD	17,443,800	—	(963,267)
S&P 500 Index	1	06/2018	USD	660,750	—	(36,479)
SPI 200 Index	6	06/2018	AUD	860,400	—	(27,675)
TOPIX Index	8	06/2018	JPY	136,520,000	1,715	—
U.S. Long Bond	47	06/2018	USD	6,959,925	164,464	—
U.S. Treasury 10-Year Note	106	06/2018	USD	12,903,979	102,475	—
U.S. Treasury 2-Year Note	86	06/2018	USD	18,281,312	1,180	—
U.S. Treasury 5-Year Note	107	06/2018	USD	12,268,289	38,250	—
U.S. Ultra Bond	2	06/2018	USD	326,181	5,473	—
Total					313,557	(1,044,354)

2	Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Fund (formerly Columbia Variable Portfolio – Managed Volatility Conservative Fund), March 31, 2018 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 E-mini	(5)	06/2018	USD	(382,800)	17,488	—
S&P/TSX 60 Index	(3)	06/2018	CAD	(543,600)	2,228	—
Total					19,716	—

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	13,204,350	50	1,950.00	06/2019	334,662	224,750
S&P 500 Index	Deutsche Bank	USD	14,524,785	55	1,900.00	06/2019	326,802	218,900
S&P 500 Index	Deutsche Bank	USD	14,524,785	55	1,850.00	06/2019	289,841	193,325
S&P 500 Index	Deutsche Bank	USD	16,373,394	62	2,000.00	12/2019	461,097	413,850
S&P 500 Index	Deutsche Bank	USD	11,355,741	43	2,050.00	12/2019	350,151	323,360
S&P 500 Index	Deutsche Bank	USD	6,602,175	25	2,100.00	12/2019	185,369	208,125
Total							1,947,922	1,582,310
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2018, the value of these securities amounted to $68,048, which represents 0.02% of net assets.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	92,934,721	17,720,938	(13,311,801)	97,343,858	—	(665)	(8,685)	349,784	97,334,124
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	172,297	13,734	(18,246)	167,785	—	39,193	(119,057)	—	3,612,404
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	241,666	16,253	(37,458)	220,461	—	312,644	(280,058)	—	10,718,808
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	159,493	11,717	(14,532)	156,678	—	20,899	(98,923)	—	3,877,783
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	4,862,354	66,512	(207,215)	4,721,651	—	(64,951)	(473,486)	—	48,396,925
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	207,223	13,733	(30,894)	190,062	—	67,909	38,711	—	3,272,866
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	1,606,387	15,984	(68,177)	1,554,194	—	(56,952)	(70,069)	—	14,547,254
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	2,412,280	124,998	(116,245)	2,421,033	—	(38,432)	(957,657)	—	24,742,959
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares
	41,582	2,054	(4,912)	38,724	—	18,172	(2,096)	—	1,011,072
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares
	47,187	3,281	(3,952)	46,516	—	3,600	(31,948)	—	1,027,080
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	—	53,497	(4,595)	48,902	—	786	(13,358)	—	475,324
Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2018	3

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Fund (formerly Columbia Variable Portfolio – Managed Volatility Conservative Fund), March 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	83,646	6,490	(7,784)	82,352	—	31,722	(100,773)	—	1,973,981
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	102,538	5,904	(10,316)	98,126	—	19,367	(19,935)	—	2,252,970
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	1,455,713	18,709	(64,314)	1,410,108	—	(17,702)	(113,775)	—	14,467,711
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares
	4,538,276	64,094	(183,282)	4,419,088	—	(38,952)	(645,270)	—	48,609,972
Variable Portfolio – DFA International Value Fund, Class 1 Shares
	320,313	26,062	(30,413)	315,962	—	39,838	(117,378)	35,826	3,538,769
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares
	459,441	34,832	(43,949)	450,324	—	26,130	(110,359)	37,600	5,291,309
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares
	104,635	8,873	(15,638)	97,870	—	71,630	(31,634)	—	2,881,298
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	114,851	7,910	(15,814)	106,947	—	44,072	(1,245)	—	2,868,329
Variable Portfolio – MFS Value Fund, Class 1 Shares
	83,400	6,511	(7,950)	81,961	—	14,909	(72,542)	—	1,982,633
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	210,993	16,147	(22,421)	204,719	—	51,295	(119,172)	—	4,112,795
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares
	112,353	5,426	(16,682)	101,097	—	83,553	63,191	—	2,874,180
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares
	299,200	19,664	(30,968)	287,896	—	21,996	(26,124)	14,810	3,523,842
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	3,524,814	57,882	(148,742)	3,433,954	—	(52,523)	(479,477)	—	37,052,365
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	107,712	4,434	(14,749)	97,397	—	37,754	69,253	—	2,231,376
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	84,476	4,775	(7,383)	81,868	—	9,036	(41,532)	—	2,257,101
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares
	461,365	34,327	(42,732)	452,960	—	22,940	(113,328)	27,938	5,295,107
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	91,206	6,748	(8,229)	89,725	—	17,264	(68,718)	—	1,990,112
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares
	4,737,170	76,682	(199,984)	4,613,868	—	(51,788)	(616,751)	—	48,353,334
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares
	55,598	3,132	(4,868)	53,862	—	10,928	(23,034)	—	1,400,421
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares
	624,303	5,362	(28,968)	600,697	—	(4,850)	(14,037)	—	6,024,985
4	Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Fund (formerly Columbia Variable Portfolio – Managed Volatility Conservative Fund), March 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Variable Portfolio – Westfield Mid Cap Growth Fund, Class 1 Shares
	62,387	2,777	(7,829)	57,335	—	31,039	20,814	—	1,388,660
Total					—	669,861	(4,578,452)	465,958	409,387,849

(c)	Non-income producing investment.
(d)	Represents a security purchased on a when-issued basis.
(e)	The rate shown is the seven-day current annualized yield at March 31, 2018.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2018	5

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Fund (formerly Columbia Variable Portfolio – Managed Volatility Conservative Fund), March 31, 2018 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	68,048	—	—	68,048
Equity Funds	—	—	—	69,858,220	69,858,220
Exchange-Traded Funds	31,727,058	—	—	—	31,727,058
Fixed-Income Funds	—	—	—	242,195,505	242,195,505
Residential Mortgage-Backed Securities - Agency	—	30,857,896	—	—	30,857,896
Options Purchased Puts	1,582,310	—	—	—	1,582,310
Money Market Funds	—	—	—	97,334,124	97,334,124
Total Investments in Securities	33,309,368	30,925,944	—	409,387,849	473,623,161
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	6,941	—	—	6,941
Futures Contracts	333,273	—	—	—	333,273
Liability
Forward Foreign Currency Exchange Contracts	—	(3,878)	—	—	(3,878)
Futures Contracts	(1,044,354)	—	—	—	(1,044,354)
Total	32,598,287	30,929,007	—	409,387,849	472,915,143
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
6	Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2018

Portfolio of Investments
Variable Portfolio – Managed Risk Fund (formerly Columbia Variable Portfolio – Managed Risk Fund), March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 55.0%
	Shares	Value ($)
International 17.0%
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares(a)	518,693	6,094,641
U.S. Large Cap 33.8%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	125,042	6,079,527
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	302,629	6,079,829
Total		12,159,356
U.S. Small Cap 4.2%
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	33,130	759,011
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	27,559	759,790
Total		1,518,801
Total Equity Funds (Cost $19,574,643)		19,772,798

Exchange-Traded Funds 3.3%

iShares Core U.S. Aggregate Bond ETF	5,750	616,687
iShares iBoxx $ Investment Grade Corporate Bond ETF	4,720	554,081
iShares MSCI EAFE ETF	500	34,840
Total Exchange-Traded Funds (Cost $1,230,837)		1,205,608

Fixed-Income Funds 29.5%

Investment Grade 29.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	443,528	4,546,158
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	421,361	4,546,479
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	150,848	1,513,010
Total		10,605,647
Total Fixed-Income Funds (Cost $10,648,068)		10,605,647
Residential Mortgage-Backed Securities - Agency 4.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
04/17/2033	2.500%	1,750,000	1,714,727
Total Residential Mortgage-Backed Securities - Agency (Cost $1,704,814)			1,714,727

Money Market Funds 12.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(a),(d)	4,305,347	4,304,917
Total Money Market Funds (Cost $4,305,186)		4,304,917
Total Investments in Securities (Cost: $37,463,548)		37,603,697
Other Assets & Liabilities, Net		(1,655,491)
Net Assets		35,948,206
At March 31, 2018, securities and/or cash totaling $47,533 were pledged as collateral.
Variable Portfolio – Managed Risk Fund | Quarterly Report 2018	1

Portfolio of Investments  (continued)
Variable Portfolio – Managed Risk Fund (formerly Columbia Variable Portfolio – Managed Risk Fund), March 31, 2018 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	2	06/2018	USD	200,060	—	(3,525)
S&P 500 E-mini	6	06/2018	USD	792,900	—	(36,207)
U.S. Long Bond	2	06/2018	USD	296,167	7,136	—
U.S. Treasury 10-Year Note	4	06/2018	USD	486,943	3,867	—
U.S. Treasury 2-Year Note	1	06/2018	USD	212,573	14	—
U.S. Treasury 5-Year Note	4	06/2018	USD	458,628	1,430	—
U.S. Ultra Bond	3	06/2018	USD	489,272	15,492	—
Total					27,939	(39,732)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	2,111,451	2,854,037	(660,141)	4,305,347	27	(311)	11,241	4,304,917
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	61,393	63,733	(84)	125,042	37	(70,519)	—	6,079,527
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	217,024	226,809	(305)	443,528	(6)	(22,257)	—	4,546,158
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares
	250,472	268,562	(341)	518,693	27	(144,058)	42,501	6,094,641
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	145,803	157,027	(201)	302,629	32	(157,216)	—	6,079,829
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	205,568	216,082	(289)	421,361	(9)	(28,965)	—	4,546,479
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	16,981	16,335	(186)	33,130	36	19,625	—	759,011
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	13,299	14,329	(69)	27,559	(45)	(10,382)	—	759,790
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares
	74,430	76,523	(105)	150,848	(4)	(1,820)	—	1,513,010
Total					95	(415,903)	53,742	34,683,362

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2018.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Variable Portfolio – Managed Risk Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Variable Portfolio – Managed Risk Fund (formerly Columbia Variable Portfolio – Managed Risk Fund), March 31, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	19,772,798	19,772,798
Exchange-Traded Funds	1,205,608	—	—	—	1,205,608
Fixed-Income Funds	—	—	—	10,605,647	10,605,647
Residential Mortgage-Backed Securities - Agency	—	1,714,727	—	—	1,714,727
Money Market Funds	—	—	—	4,304,917	4,304,917
Total Investments in Securities	1,205,608	1,714,727	—	34,683,362	37,603,697
Investments in Derivatives
Variable Portfolio – Managed Risk Fund | Quarterly Report 2018	3

Portfolio of Investments  (continued)
Variable Portfolio – Managed Risk Fund (formerly Columbia Variable Portfolio – Managed Risk Fund), March 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Asset
Futures Contracts	27,939	—	—	—	27,939
Liability
Futures Contracts	(39,732)	—	—	—	(39,732)
Total	1,193,815	1,714,727	—	34,683,362	37,591,904
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
4	Variable Portfolio – Managed Risk Fund | Quarterly Report 2018

Portfolio of Investments
Variable Portfolio – Managed Risk U.S. Fund (formerly Columbia Variable Portfolio – Managed Risk U.S. Fund), March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 54.8%
	Shares	Value ($)
U.S. Large Cap 54.8%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	79,138	3,847,710
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	89,276	2,394,389
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	191,555	3,848,330
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	108,701	2,410,976
Total		12,501,405
Total Equity Funds (Cost $12,284,979)		12,501,405

Exchange-Traded Funds 3.8%

iShares Core U.S. Aggregate Bond ETF	2,800	300,300
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,585	420,843
SPDR S&P 500 ETF Trust	535	140,786
Total Exchange-Traded Funds (Cost $881,959)		861,929

Fixed-Income Funds 29.6%

Investment Grade 29.6%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	282,625	2,896,902
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	268,715	2,899,433
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	95,191	954,768
Total		6,751,103
Total Fixed-Income Funds (Cost $6,779,071)		6,751,103
Residential Mortgage-Backed Securities - Agency 5.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
04/17/2033	2.500%	1,150,000	1,126,820
Total Residential Mortgage-Backed Securities - Agency (Cost $1,120,307)			1,126,820

Money Market Funds 11.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(a),(d)	2,663,510	2,663,244
Total Money Market Funds (Cost $2,663,410)		2,663,244
Total Investments in Securities (Cost: $23,729,726)		23,904,501
Other Assets & Liabilities, Net		(1,108,327)
Net Assets		22,796,174
At March 31, 2018, securities and/or cash totaling $28,633 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	5	06/2018	USD	660,750	—	(28,910)
U.S. Long Bond	2	06/2018	USD	296,167	7,136	—
U.S. Treasury 10-Year Note	1	06/2018	USD	121,736	967	—
Variable Portfolio – Managed Risk U.S. Fund | Quarterly Report 2018	1

Portfolio of Investments  (continued)
Variable Portfolio – Managed Risk U.S. Fund (formerly Columbia Variable Portfolio – Managed Risk U.S. Fund), March 31, 2018 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	3	06/2018	USD	343,971	1,072	—
U.S. Ultra Bond	2	06/2018	USD	326,181	10,183	—
Total					19,358	(28,910)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	1,416,025	1,652,459	(404,974)	2,663,510	—	(182)	7,018	2,663,244
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	42,008	37,133	(3)	79,138	—	(42,229)	—	3,847,710
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	148,672	133,959	(6)	282,625	—	(15,245)	—	2,896,902
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	48,038	41,240	(2)	89,276	—	(13,479)	—	2,394,389
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	99,778	91,781	(4)	191,555	—	(98,731)	—	3,848,330
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	140,836	127,886	(7)	268,715	—	(19,823)	—	2,899,433
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	56,020	52,683	(2)	108,701	—	(76,935)	—	2,410,976
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares
	50,977	59,615	(15,401)	95,191	(890)	(365)	—	954,768
Total					(890)	(266,989)	7,018	21,915,752

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2018.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
2	Variable Portfolio – Managed Risk U.S. Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Variable Portfolio – Managed Risk U.S. Fund (formerly Columbia Variable Portfolio – Managed Risk U.S. Fund), March 31, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	12,501,405	12,501,405
Exchange-Traded Funds	861,929	—	—	—	861,929
Fixed-Income Funds	—	—	—	6,751,103	6,751,103
Residential Mortgage-Backed Securities - Agency	—	1,126,820	—	—	1,126,820
Money Market Funds	—	—	—	2,663,244	2,663,244
Total Investments in Securities	861,929	1,126,820	—	21,915,752	23,904,501
Investments in Derivatives
Asset
Futures Contracts	19,358	—	—	—	19,358
Liability
Futures Contracts	(28,910)	—	—	—	(28,910)
Total	852,377	1,126,820	—	21,915,752	23,894,949
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Variable Portfolio – Managed Risk U.S. Fund | Quarterly Report 2018	3

Portfolio of Investments  (continued)
Variable Portfolio – Managed Risk U.S. Fund (formerly Columbia Variable Portfolio – Managed Risk U.S. Fund), March 31, 2018 (Unaudited)
Fair value measurements  (continued)
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
4	Variable Portfolio – Managed Risk U.S. Fund | Quarterly Report 2018

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	May 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	May 22, 2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	May 22, 2018